UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

This report on Form N-CSR relates solely to the Registrant's Fidelity Dividend Growth Fund, Fidelity Leveraged Company Stock Fund, Fidelity Real Estate Income Fund, Fidelity Series Real Estate Equity Fund and Fidelity Series Real Estate Income Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity®

Dividend Growth

Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Dividend Growth	.68%
Actual		$ 1,000.00	$ 1,030.20	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47
Class K	.56%
Actual		$ 1,000.00	$ 1,030.70	$ 2.87
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.4	4.0
Microsoft Corp.	2.6	2.4
Johnson & Johnson	2.4	2.3
Google, Inc. Class C	2.3	1.2
Wells Fargo & Co.	2.1	2.1
Oracle Corp.	2.0	1.7
Chevron Corp.	2.0	2.2
Medtronic PLC	2.0	1.6
Procter & Gamble Co.	1.9	0.0
Amgen, Inc.	1.9	1.6
	23.6
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	19.6
Health Care	17.0	14.0
Financials	14.0	15.9
Consumer Discretionary	11.8	11.9
Consumer Staples	11.7	10.7
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 97.2%		Stocks and Equity Futures 97.0%
	Convertible Securities 0.1%		Convertible Securities 0.5%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	17.0%	** Foreign investments	14.0%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 0.9%
H&R Block, Inc.	2,100,520	$ 72,006
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	1,806,600	56,583
Darden Restaurants, Inc.	611,900	37,558
McDonald's Corp.	946,900	87,531
Wyndham Worldwide Corp.	603,691	50,583
		232,255
Media - 2.7%
Altice SA	585,700	49,042
Comcast Corp. Class A	1,781,296	94,667
Corus Entertainment, Inc. Class B (non-vtg.) (d)	555,400	9,428
MDC Partners, Inc. Class A (sub. vtg.)	996,608	23,819
Time Warner Cable, Inc.	340,100	46,298
		223,254
Multiline Retail - 1.6%
Dillard's, Inc. Class A (d)	425,500	48,337
Target Corp.	1,213,300	89,311
		137,648
Specialty Retail - 1.9%
AutoZone, Inc. (a)	182,500	108,945
Foot Locker, Inc.	1,031,679	54,906
		163,851
Textiles, Apparel & Luxury Goods - 1.9%
Fossil Group, Inc. (a)	429,700	42,025
Japan Tobacco, Inc.	2,946,200	80,245
VF Corp.	583,100	40,450
		162,720
TOTAL CONSUMER DISCRETIONARY		991,734
CONSUMER STAPLES - 11.7%
Beverages - 3.5%
C&C Group PLC	1,180,900	4,630
Dr. Pepper Snapple Group, Inc.	506,208	39,115
PepsiCo, Inc.	1,173,400	110,041
The Coca-Cola Co.	3,375,638	138,975
		292,761
Food & Staples Retailing - 3.7%
CVS Health Corp.	1,216,800	119,441
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	890,909	$ 61,517
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	489,201	19,362
Tesco PLC	4,330,500	14,644
Tsuruha Holdings, Inc.	225,700	15,166
Walgreens Boots Alliance, Inc.	1,097,936	80,973
		311,103
Food Products - 2.1%
Archer Daniels Midland Co.	908,560	42,366
Bunge Ltd.	478,580	42,847
Greencore Group PLC	5,875,378	27,274
Hilton Food Group PLC	1,930,470	11,427
Kellogg Co.	769,200	50,444
		174,358
Household Products - 1.9%
Procter & Gamble Co.	1,941,800	163,674
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	826,603	46,634
TOTAL CONSUMER STAPLES		988,530
ENERGY - 6.3%
Energy Equipment & Services - 0.1%
Aspen Aerogels, Inc.	754,879	5,782
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	1,644,600	168,621
Emerald Oil, Inc. warrants 2/4/16 (a)	171,198	0
EQT Midstream Partners LP	248,000	21,043
Exxon Mobil Corp.	1,825,997	159,629
Kinder Morgan Holding Co. LLC	1,322,700	54,297
MPLX LP	316,822	25,200
Northern Oil & Gas, Inc. (a)	1,037,290	6,514
Phillips 66 Partners LP	320,336	23,199
PrairieSky Royalty Ltd. (d)	971,100	20,917
Suncor Energy, Inc.	1,496,800	44,644
		524,064
TOTAL ENERGY		529,846
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 14.0%
Banks - 9.8%
Bank of America Corp.	8,810,817	$ 133,484
Citigroup, Inc.	2,279,961	107,044
JPMorgan Chase & Co.	2,871,435	156,149
Nordea Bank AB	4,045,990	51,491
PacWest Bancorp	1,161,300	49,651
SunTrust Banks, Inc.	1,316,300	50,572
U.S. Bancorp	2,329,169	97,615
Wells Fargo & Co.	3,478,693	180,614
		826,620
Capital Markets - 1.5%
Ameriprise Financial, Inc.	424,300	53,012
Carlyle Group LP	795,406	20,919
The Blackstone Group LP	1,344,784	50,214
		124,145
Consumer Finance - 0.9%
Capital One Financial Corp.	1,053,567	77,132
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	11
		77,143
Diversified Financial Services - 0.9%
McGraw Hill Financial, Inc.	864,527	77,323
Insurance - 0.9%
MetLife, Inc.	884,100	41,111
The Chubb Corp.	322,800	31,602
		72,713
TOTAL FINANCIALS		1,177,944
HEALTH CARE - 17.0%
Biotechnology - 3.1%
Amgen, Inc.	1,051,710	160,133
Gilead Sciences, Inc. (a)	987,141	103,482
		263,615
Health Care Equipment & Supplies - 2.6%
Medtronic PLC	2,344,800	167,419
The Cooper Companies, Inc.	325,084	51,249
		218,668
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	989,703	82,333
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. (a)	623,400	$ 50,315
McKesson Corp.	429,258	91,282
		223,930
Health Care Technology - 0.1%
CompuGroup Medical AG	466,312	12,072
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	685,100	25,876
Lonza Group AG	361,151	42,951
		68,827
Pharmaceuticals - 7.7%
AbbVie, Inc.	958,151	57,824
Astellas Pharma, Inc.	2,833,000	43,757
GlaxoSmithKline PLC	2,861,200	63,000
Johnson & Johnson	2,024,143	202,698
Meda AB (A Shares)	586,410	8,271
Sanofi SA sponsored ADR	1,295,800	59,723
Shire PLC	1,531,600	111,788
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,706,900	97,054
		644,115
TOTAL HEALTH CARE		1,431,227
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.3%
United Technologies Corp.	952,266	109,301
Air Freight & Logistics - 1.2%
FedEx Corp.	611,552	103,420
Airlines - 0.2%
Copa Holdings SA Class A	141,200	15,180
Construction & Engineering - 0.0%
Astaldi SpA	221,900	1,412
Industrial Conglomerates - 3.4%
Danaher Corp.	986,292	81,251
General Electric Co.	6,539,800	156,236
Roper Industries, Inc.	325,144	50,183
		287,670
Machinery - 1.1%
Deere & Co.	652,500	55,586
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc.	646,375	$ 12,087
Valmont Industries, Inc.	168,700	20,264
		87,937
Professional Services - 0.5%
Dun & Bradstreet Corp.	371,502	42,764
TOTAL INDUSTRIALS		647,684
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 3.2%
Cisco Systems, Inc.	5,055,386	133,285
QUALCOMM, Inc.	2,119,483	132,383
		265,668
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	1,178,294	78,227
Internet Software & Services - 2.3%
Google, Inc. Class C (a)	362,212	193,610
IT Services - 2.7%
ASAC II LP (a)(e)	2,514,134	34,307
Fidelity National Information Services, Inc.	1,168,550	72,953
IBM Corp.	717,300	109,969
Leidos Holdings, Inc.	341,400	14,134
		231,363
Software - 5.7%
Activision Blizzard, Inc.	1,709,717	35,725
Microsoft Corp.	5,347,816	216,052
Mobileye NV (a)	1,383,745	54,506
Oracle Corp.	4,053,060	169,783
		476,066
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	3,196,118	374,457
EMC Corp.	3,078,400	79,823
Hewlett-Packard Co.	1,461,100	52,790
Samsung Electronics Co. Ltd.	46,782	57,612
		564,682
TOTAL INFORMATION TECHNOLOGY		1,809,616
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.7%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	1,056,300	$ 75,219
Potash Corp. of Saskatchewan, Inc.	1,849,100	67,317
		142,536
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	2,907,480	132,901
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC sponsored ADR	2,608,500	91,637
TOTAL TELECOMMUNICATION SERVICES		224,538
UTILITIES - 2.8%
Electric Utilities - 1.1%
Edison International	541,700	36,917
NRG Yield, Inc. Class A	338,600	17,905
Xcel Energy, Inc.	983,752	36,920
		91,742
Multi-Utilities - 1.7%
CMS Energy Corp.	1,383,445	52,197
NiSource, Inc.	2,182,600	94,419
		146,616
TOTAL UTILITIES		238,358
TOTAL COMMON STOCKS (Cost $6,836,171)		8,182,013
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $7,356)	$ 7,356	6,295
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	246,344,940	$ 246,345
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	44,008,466	44,008
TOTAL MONEY MARKET FUNDS (Cost $290,353)		290,353
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $7,133,880)		8,478,661
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(58,460)
NET ASSETS - 100%		$ 8,420,201
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,307,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 25,141
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 201
Fidelity Securities Lending Cash Central Fund	224
Total	$ 425
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
TAG Oil Ltd.	$ 7,147	$ -	$ 4,852	$ -	$ -
TAG Oil Ltd. (144A)	337	-	195	-	-
Total	$ 7,484	$ -	$ 5,047	$ -	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 991,734	$ 911,489	$ 80,245	$ -
Consumer Staples	988,530	912,086	76,444	-
Energy	529,846	529,846	-	-
Financials	1,177,944	1,177,933	11	-
Health Care	1,431,227	1,212,682	218,545	-
Industrials	647,684	647,684	-	-
Information Technology	1,809,616	1,717,697	57,612	34,307
Materials	142,536	142,536	-	-
Telecommunication Services	224,538	224,538	-	-
Utilities	238,358	238,358	-	-
Corporate Bonds	6,295	-	6,295	-
Money Market Funds	290,353	290,353	-	-
Total Investments in Securities:	$ 8,478,661	$ 8,005,202	$ 439,152	$ 34,307
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.0%
United Kingdom	2.8%
Ireland	2.4%
Canada	1.9%
Japan	1.6%
Switzerland	1.4%
Israel	1.4%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,769) - See accompanying schedule: Unaffiliated issuers (cost $6,843,527)	$ 8,188,308
Fidelity Central Funds (cost $290,353)	290,353
Total Investments (cost $7,133,880)		$ 8,478,661
Foreign currency held at value (cost $9)		3
Receivable for investments sold		11,474
Receivable for fund shares sold		3,884
Dividends receivable		10,199
Interest receivable		94
Distributions receivable from Fidelity Central Funds		85
Prepaid expenses		14
Other receivables		485
Total assets		8,504,899

Liabilities
Payable to custodian bank	$ 8,756
Payable for investments purchased	22,119
Payable for fund shares redeemed	4,947
Accrued management fee	3,267
Other affiliated payables	1,089
Other payables and accrued expenses	512
Collateral on securities loaned, at value	44,008
Total liabilities		84,698

Net Assets		$ 8,420,201
Net Assets consist of:
Paid in capital		$ 6,836,177
Undistributed net investment income		7,804
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		231,465
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,344,755
Net Assets		$ 8,420,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($6,369,976 ÷ 196,561 shares)	$ 32.41

Class K: Net Asset Value, offering price and redemption price per share ($2,050,225 ÷ 63,318 shares)	$ 32.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 85,221
Interest		110
Income from Fidelity Central Funds		425
Total income		85,756

Expenses
Management fee Basic fee	$ 23,740
Performance adjustment	(2,395)
Transfer agent fees	5,914
Accounting and security lending fees	622
Custodian fees and expenses	86
Independent trustees' compensation	19
Registration fees	33
Audit	45
Legal	21
Miscellaneous	26
Total expenses before reductions	28,111
Expense reductions	(113)	27,998
Net investment income (loss)		57,758
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	451,283
Other affiliated issuers	(12,370)
Foreign currency transactions	(193)
Futures contracts	61
Total net realized gain (loss)		438,781
Change in net unrealized appreciation (depreciation) on: Investment securities	(236,275)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(38)
Total change in net unrealized appreciation (depreciation)		(236,314)
Net gain (loss)		202,467
Net increase (decrease) in net assets resulting from operations		$ 260,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,758	$ 135,648
Net realized gain (loss)	438,781	1,400,831
Change in net unrealized appreciation (depreciation)	(236,314)	(186,688)
Net increase (decrease) in net assets resulting from operations	260,225	1,349,791
Distributions to shareholders from net investment income	(124,133)	(90,956)
Distributions to shareholders from net realized gain	(1,267,765)	(759,327)
Total distributions	(1,391,898)	(850,283)
Share transactions - net increase (decrease)	1,014,286	(233,820)
Total increase (decrease) in net assets	(117,387)	265,688

Net Assets
Beginning of period	8,537,588	8,271,900
End of period (including undistributed net investment income of $7,804 and undistributed net investment income of $74,179, respectively)	$ 8,420,201	$ 8,537,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.27	$ 35.33	$ 28.61	$ 28.96	$ 23.84	$ 20.25
Income from Investment Operations
Net investment income (loss) D	.22	.56	.40	.20	.12	.13G
Net realized and unrealized gain (loss)	.93	4.98	7.12	(.41)	5.23	3.63
Total from investment operations	1.15	5.54	7.52	(.21)	5.35	3.76
Distributions from net investment income	(.51)	(.37)	(.30)	(.12)	(.15)	(.12)
Distributions from net realized gain	(5.49)	(3.23)	(.50)	(.02)	(.08)	(.05)
Total distributions	(6.01) J	(3.60)	(.80)	(.14)	(.23)	(.17)
Net asset value, end of period	$ 32.41	$ 37.27	$ 35.33	$ 28.61	$ 28.96	$ 23.84
Total ReturnB, C	3.02%	17.30%	26.83%	(.67)%	22.57%	18.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.68%A	.56%	.63%	.91%	.93%	.93%
Expenses net of fee waivers, if any	.68%A	.56%	.63%	.91%	.93%	.93%
Expenses net of all reductions	.68%A	.56%	.62%	.91%	.93%	.92%
Net investment income (loss)	1.31%A	1.58%	1.26%	.75%	.44%	.56%G
Supplemental Data
Net assets, end of period (in millions)	$ 6,370	$ 6,481	$ 6,633	$ 5,905	$ 9,309	$ 7,730
Portfolio turnover rateF	80% A	99%	69%	63%I	67%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $6.01 per share is comprised of distributions from net investment income of $.512 and distributions from net realized gain of $5.493 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.27	$ 35.34	$ 28.62	$ 28.98	$ 23.86	$ 20.26
Income from Investment Operations
Net investment income (loss) D	.24	.60	.45	.25	.17	.18G
Net realized and unrealized gain (loss)	.92	4.97	7.12	(.43)	5.22	3.63
Total from investment operations	1.16	5.57	7.57	(.18)	5.39	3.81
Distributions from net investment income	(.56)	(.42)	(.35)	(.17)	(.20)	(.16)
Distributions from net realized gain	(5.49)	(3.23)	(.50)	(.02)	(.08)	(.05)
Total distributions	(6.05)	(3.64)L	(.85)	(.18)K	(.27)J	(.21)
Net asset value, end of period	$ 32.38	$ 37.27	$ 35.34	$ 28.62	$ 28.98	$ 23.86
Total ReturnB, C	3.07%	17.44%	27.04%	(.52)%	22.79%	18.86%
Ratios to Average Net Assets E, H
Expenses before reductions	.56%A	.44%	.48%	.75%	.78%	.72%
Expenses net of fee waivers, if any	.56%A	.43%	.48%	.75%	.78%	.72%
Expenses net of all reductions	.56%A	.43%	.47%	.75%	.77%	.71%
Net investment income (loss)	1.43%A	1.70%	1.41%	.91%	.60%	.76%G
Supplemental Data
Net assets, end of period (in millions)	$ 2,050	$ 2,057	$ 1,639	$ 1,221	$ 634	$ 355
Portfolio turnover rateF	80% A	99%	69%	63%I	67%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share. KTotal distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share. LTotal distributions of $3.64 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $3.225 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, original issue discount, contingent interest, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,540,641
Gross unrealized depreciation	(203,167)
Net unrealized appreciation (depreciation) on securities	$ 1,337,474

Tax cost	$ 7,141,187

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $61 and a change in net unrealized appreciation (depreciation) of $(38) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,328,923 and $3,623,392, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Dividend Growth	$ 5,421.17
Class K	493.05
	$ 5,914

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $47 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $224. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $99 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Dividend Growth expenses during the period in the amount of $14.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Dividend Growth	$ 92,079	$ 70,700
Class K	32,054	20,256
Total	$ 124,133	$ 90,956
From net realized gain
Dividend Growth	$ 962,403	$ 606,886
Class K	305,362	152,441
Total	$ 1,267,765	$ 759,327

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Dividend Growth
Shares sold	5,902	11,713	$ 200,689	$ 413,381
Reinvestment of distributions	30,296	19,201	1,009,451	630,027
Shares redeemed	(13,522)	(44,744)	(462,351)	(1,586,974)
Net increase (decrease)	22,676	(13,830)	$ 747,789	$ (543,566)
Class K
Shares sold	5,074	14,508	$ 173,520	$ 525,067
Reinvestment of distributions	10,135	5,265	337,416	172,697
Shares redeemed	(7,076)	(10,980)	(244,439)	(388,018)
Net increase (decrease)	8,133	8,793	$ 266,497	$ 309,746

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118 for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DGF-USAN-0315
1.789283.112

Fidelity®

Dividend Growth

Fund -

Class K

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Dividend Growth	.68%
Actual		$ 1,000.00	$ 1,030.20	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47
Class K	.56%
Actual		$ 1,000.00	$ 1,030.70	$ 2.87
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.85

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.4	4.0
Microsoft Corp.	2.6	2.4
Johnson & Johnson	2.4	2.3
Google, Inc. Class C	2.3	1.2
Wells Fargo & Co.	2.1	2.1
Oracle Corp.	2.0	1.7
Chevron Corp.	2.0	2.2
Medtronic PLC	2.0	1.6
Procter & Gamble Co.	1.9	0.0
Amgen, Inc.	1.9	1.6
	23.6
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	19.6
Health Care	17.0	14.0
Financials	14.0	15.9
Consumer Discretionary	11.8	11.9
Consumer Staples	11.7	10.7
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 97.2%		Stocks and Equity Futures 97.0%
	Convertible Securities 0.1%		Convertible Securities 0.5%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	17.0%	** Foreign investments	14.0%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 0.9%
H&R Block, Inc.	2,100,520	$ 72,006
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	1,806,600	56,583
Darden Restaurants, Inc.	611,900	37,558
McDonald's Corp.	946,900	87,531
Wyndham Worldwide Corp.	603,691	50,583
		232,255
Media - 2.7%
Altice SA	585,700	49,042
Comcast Corp. Class A	1,781,296	94,667
Corus Entertainment, Inc. Class B (non-vtg.) (d)	555,400	9,428
MDC Partners, Inc. Class A (sub. vtg.)	996,608	23,819
Time Warner Cable, Inc.	340,100	46,298
		223,254
Multiline Retail - 1.6%
Dillard's, Inc. Class A (d)	425,500	48,337
Target Corp.	1,213,300	89,311
		137,648
Specialty Retail - 1.9%
AutoZone, Inc. (a)	182,500	108,945
Foot Locker, Inc.	1,031,679	54,906
		163,851
Textiles, Apparel & Luxury Goods - 1.9%
Fossil Group, Inc. (a)	429,700	42,025
Japan Tobacco, Inc.	2,946,200	80,245
VF Corp.	583,100	40,450
		162,720
TOTAL CONSUMER DISCRETIONARY		991,734
CONSUMER STAPLES - 11.7%
Beverages - 3.5%
C&C Group PLC	1,180,900	4,630
Dr. Pepper Snapple Group, Inc.	506,208	39,115
PepsiCo, Inc.	1,173,400	110,041
The Coca-Cola Co.	3,375,638	138,975
		292,761
Food & Staples Retailing - 3.7%
CVS Health Corp.	1,216,800	119,441
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	890,909	$ 61,517
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	489,201	19,362
Tesco PLC	4,330,500	14,644
Tsuruha Holdings, Inc.	225,700	15,166
Walgreens Boots Alliance, Inc.	1,097,936	80,973
		311,103
Food Products - 2.1%
Archer Daniels Midland Co.	908,560	42,366
Bunge Ltd.	478,580	42,847
Greencore Group PLC	5,875,378	27,274
Hilton Food Group PLC	1,930,470	11,427
Kellogg Co.	769,200	50,444
		174,358
Household Products - 1.9%
Procter & Gamble Co.	1,941,800	163,674
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	826,603	46,634
TOTAL CONSUMER STAPLES		988,530
ENERGY - 6.3%
Energy Equipment & Services - 0.1%
Aspen Aerogels, Inc.	754,879	5,782
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	1,644,600	168,621
Emerald Oil, Inc. warrants 2/4/16 (a)	171,198	0
EQT Midstream Partners LP	248,000	21,043
Exxon Mobil Corp.	1,825,997	159,629
Kinder Morgan Holding Co. LLC	1,322,700	54,297
MPLX LP	316,822	25,200
Northern Oil & Gas, Inc. (a)	1,037,290	6,514
Phillips 66 Partners LP	320,336	23,199
PrairieSky Royalty Ltd. (d)	971,100	20,917
Suncor Energy, Inc.	1,496,800	44,644
		524,064
TOTAL ENERGY		529,846
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 14.0%
Banks - 9.8%
Bank of America Corp.	8,810,817	$ 133,484
Citigroup, Inc.	2,279,961	107,044
JPMorgan Chase & Co.	2,871,435	156,149
Nordea Bank AB	4,045,990	51,491
PacWest Bancorp	1,161,300	49,651
SunTrust Banks, Inc.	1,316,300	50,572
U.S. Bancorp	2,329,169	97,615
Wells Fargo & Co.	3,478,693	180,614
		826,620
Capital Markets - 1.5%
Ameriprise Financial, Inc.	424,300	53,012
Carlyle Group LP	795,406	20,919
The Blackstone Group LP	1,344,784	50,214
		124,145
Consumer Finance - 0.9%
Capital One Financial Corp.	1,053,567	77,132
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	11
		77,143
Diversified Financial Services - 0.9%
McGraw Hill Financial, Inc.	864,527	77,323
Insurance - 0.9%
MetLife, Inc.	884,100	41,111
The Chubb Corp.	322,800	31,602
		72,713
TOTAL FINANCIALS		1,177,944
HEALTH CARE - 17.0%
Biotechnology - 3.1%
Amgen, Inc.	1,051,710	160,133
Gilead Sciences, Inc. (a)	987,141	103,482
		263,615
Health Care Equipment & Supplies - 2.6%
Medtronic PLC	2,344,800	167,419
The Cooper Companies, Inc.	325,084	51,249
		218,668
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	989,703	82,333
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. (a)	623,400	$ 50,315
McKesson Corp.	429,258	91,282
		223,930
Health Care Technology - 0.1%
CompuGroup Medical AG	466,312	12,072
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	685,100	25,876
Lonza Group AG	361,151	42,951
		68,827
Pharmaceuticals - 7.7%
AbbVie, Inc.	958,151	57,824
Astellas Pharma, Inc.	2,833,000	43,757
GlaxoSmithKline PLC	2,861,200	63,000
Johnson & Johnson	2,024,143	202,698
Meda AB (A Shares)	586,410	8,271
Sanofi SA sponsored ADR	1,295,800	59,723
Shire PLC	1,531,600	111,788
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,706,900	97,054
		644,115
TOTAL HEALTH CARE		1,431,227
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.3%
United Technologies Corp.	952,266	109,301
Air Freight & Logistics - 1.2%
FedEx Corp.	611,552	103,420
Airlines - 0.2%
Copa Holdings SA Class A	141,200	15,180
Construction & Engineering - 0.0%
Astaldi SpA	221,900	1,412
Industrial Conglomerates - 3.4%
Danaher Corp.	986,292	81,251
General Electric Co.	6,539,800	156,236
Roper Industries, Inc.	325,144	50,183
		287,670
Machinery - 1.1%
Deere & Co.	652,500	55,586
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc.	646,375	$ 12,087
Valmont Industries, Inc.	168,700	20,264
		87,937
Professional Services - 0.5%
Dun & Bradstreet Corp.	371,502	42,764
TOTAL INDUSTRIALS		647,684
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 3.2%
Cisco Systems, Inc.	5,055,386	133,285
QUALCOMM, Inc.	2,119,483	132,383
		265,668
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	1,178,294	78,227
Internet Software & Services - 2.3%
Google, Inc. Class C (a)	362,212	193,610
IT Services - 2.7%
ASAC II LP (a)(e)	2,514,134	34,307
Fidelity National Information Services, Inc.	1,168,550	72,953
IBM Corp.	717,300	109,969
Leidos Holdings, Inc.	341,400	14,134
		231,363
Software - 5.7%
Activision Blizzard, Inc.	1,709,717	35,725
Microsoft Corp.	5,347,816	216,052
Mobileye NV (a)	1,383,745	54,506
Oracle Corp.	4,053,060	169,783
		476,066
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	3,196,118	374,457
EMC Corp.	3,078,400	79,823
Hewlett-Packard Co.	1,461,100	52,790
Samsung Electronics Co. Ltd.	46,782	57,612
		564,682
TOTAL INFORMATION TECHNOLOGY		1,809,616
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.7%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	1,056,300	$ 75,219
Potash Corp. of Saskatchewan, Inc.	1,849,100	67,317
		142,536
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	2,907,480	132,901
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC sponsored ADR	2,608,500	91,637
TOTAL TELECOMMUNICATION SERVICES		224,538
UTILITIES - 2.8%
Electric Utilities - 1.1%
Edison International	541,700	36,917
NRG Yield, Inc. Class A	338,600	17,905
Xcel Energy, Inc.	983,752	36,920
		91,742
Multi-Utilities - 1.7%
CMS Energy Corp.	1,383,445	52,197
NiSource, Inc.	2,182,600	94,419
		146,616
TOTAL UTILITIES		238,358
TOTAL COMMON STOCKS (Cost $6,836,171)		8,182,013
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $7,356)	$ 7,356	6,295
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	246,344,940	$ 246,345
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	44,008,466	44,008
TOTAL MONEY MARKET FUNDS (Cost $290,353)		290,353
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $7,133,880)		8,478,661
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(58,460)
NET ASSETS - 100%		$ 8,420,201
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,307,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 25,141
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 201
Fidelity Securities Lending Cash Central Fund	224
Total	$ 425
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
TAG Oil Ltd.	$ 7,147	$ -	$ 4,852	$ -	$ -
TAG Oil Ltd. (144A)	337	-	195	-	-
Total	$ 7,484	$ -	$ 5,047	$ -	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 991,734	$ 911,489	$ 80,245	$ -
Consumer Staples	988,530	912,086	76,444	-
Energy	529,846	529,846	-	-
Financials	1,177,944	1,177,933	11	-
Health Care	1,431,227	1,212,682	218,545	-
Industrials	647,684	647,684	-	-
Information Technology	1,809,616	1,717,697	57,612	34,307
Materials	142,536	142,536	-	-
Telecommunication Services	224,538	224,538	-	-
Utilities	238,358	238,358	-	-
Corporate Bonds	6,295	-	6,295	-
Money Market Funds	290,353	290,353	-	-
Total Investments in Securities:	$ 8,478,661	$ 8,005,202	$ 439,152	$ 34,307
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.0%
United Kingdom	2.8%
Ireland	2.4%
Canada	1.9%
Japan	1.6%
Switzerland	1.4%
Israel	1.4%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,769) - See accompanying schedule: Unaffiliated issuers (cost $6,843,527)	$ 8,188,308
Fidelity Central Funds (cost $290,353)	290,353
Total Investments (cost $7,133,880)		$ 8,478,661
Foreign currency held at value (cost $9)		3
Receivable for investments sold		11,474
Receivable for fund shares sold		3,884
Dividends receivable		10,199
Interest receivable		94
Distributions receivable from Fidelity Central Funds		85
Prepaid expenses		14
Other receivables		485
Total assets		8,504,899

Liabilities
Payable to custodian bank	$ 8,756
Payable for investments purchased	22,119
Payable for fund shares redeemed	4,947
Accrued management fee	3,267
Other affiliated payables	1,089
Other payables and accrued expenses	512
Collateral on securities loaned, at value	44,008
Total liabilities		84,698

Net Assets		$ 8,420,201
Net Assets consist of:
Paid in capital		$ 6,836,177
Undistributed net investment income		7,804
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		231,465
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,344,755
Net Assets		$ 8,420,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($6,369,976 ÷ 196,561 shares)	$ 32.41

Class K: Net Asset Value, offering price and redemption price per share ($2,050,225 ÷ 63,318 shares)	$ 32.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 85,221
Interest		110
Income from Fidelity Central Funds		425
Total income		85,756

Expenses
Management fee Basic fee	$ 23,740
Performance adjustment	(2,395)
Transfer agent fees	5,914
Accounting and security lending fees	622
Custodian fees and expenses	86
Independent trustees' compensation	19
Registration fees	33
Audit	45
Legal	21
Miscellaneous	26
Total expenses before reductions	28,111
Expense reductions	(113)	27,998
Net investment income (loss)		57,758
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	451,283
Other affiliated issuers	(12,370)
Foreign currency transactions	(193)
Futures contracts	61
Total net realized gain (loss)		438,781
Change in net unrealized appreciation (depreciation) on: Investment securities	(236,275)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(38)
Total change in net unrealized appreciation (depreciation)		(236,314)
Net gain (loss)		202,467
Net increase (decrease) in net assets resulting from operations		$ 260,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,758	$ 135,648
Net realized gain (loss)	438,781	1,400,831
Change in net unrealized appreciation (depreciation)	(236,314)	(186,688)
Net increase (decrease) in net assets resulting from operations	260,225	1,349,791
Distributions to shareholders from net investment income	(124,133)	(90,956)
Distributions to shareholders from net realized gain	(1,267,765)	(759,327)
Total distributions	(1,391,898)	(850,283)
Share transactions - net increase (decrease)	1,014,286	(233,820)
Total increase (decrease) in net assets	(117,387)	265,688

Net Assets
Beginning of period	8,537,588	8,271,900
End of period (including undistributed net investment income of $7,804 and undistributed net investment income of $74,179, respectively)	$ 8,420,201	$ 8,537,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.27	$ 35.33	$ 28.61	$ 28.96	$ 23.84	$ 20.25
Income from Investment Operations
Net investment income (loss) D	.22	.56	.40	.20	.12	.13G
Net realized and unrealized gain (loss)	.93	4.98	7.12	(.41)	5.23	3.63
Total from investment operations	1.15	5.54	7.52	(.21)	5.35	3.76
Distributions from net investment income	(.51)	(.37)	(.30)	(.12)	(.15)	(.12)
Distributions from net realized gain	(5.49)	(3.23)	(.50)	(.02)	(.08)	(.05)
Total distributions	(6.01) J	(3.60)	(.80)	(.14)	(.23)	(.17)
Net asset value, end of period	$ 32.41	$ 37.27	$ 35.33	$ 28.61	$ 28.96	$ 23.84
Total ReturnB, C	3.02%	17.30%	26.83%	(.67)%	22.57%	18.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.68%A	.56%	.63%	.91%	.93%	.93%
Expenses net of fee waivers, if any	.68%A	.56%	.63%	.91%	.93%	.93%
Expenses net of all reductions	.68%A	.56%	.62%	.91%	.93%	.92%
Net investment income (loss)	1.31%A	1.58%	1.26%	.75%	.44%	.56%G
Supplemental Data
Net assets, end of period (in millions)	$ 6,370	$ 6,481	$ 6,633	$ 5,905	$ 9,309	$ 7,730
Portfolio turnover rateF	80% A	99%	69%	63%I	67%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $6.01 per share is comprised of distributions from net investment income of $.512 and distributions from net realized gain of $5.493 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.27	$ 35.34	$ 28.62	$ 28.98	$ 23.86	$ 20.26
Income from Investment Operations
Net investment income (loss) D	.24	.60	.45	.25	.17	.18G
Net realized and unrealized gain (loss)	.92	4.97	7.12	(.43)	5.22	3.63
Total from investment operations	1.16	5.57	7.57	(.18)	5.39	3.81
Distributions from net investment income	(.56)	(.42)	(.35)	(.17)	(.20)	(.16)
Distributions from net realized gain	(5.49)	(3.23)	(.50)	(.02)	(.08)	(.05)
Total distributions	(6.05)	(3.64)L	(.85)	(.18)K	(.27)J	(.21)
Net asset value, end of period	$ 32.38	$ 37.27	$ 35.34	$ 28.62	$ 28.98	$ 23.86
Total ReturnB, C	3.07%	17.44%	27.04%	(.52)%	22.79%	18.86%
Ratios to Average Net Assets E, H
Expenses before reductions	.56%A	.44%	.48%	.75%	.78%	.72%
Expenses net of fee waivers, if any	.56%A	.43%	.48%	.75%	.78%	.72%
Expenses net of all reductions	.56%A	.43%	.47%	.75%	.77%	.71%
Net investment income (loss)	1.43%A	1.70%	1.41%	.91%	.60%	.76%G
Supplemental Data
Net assets, end of period (in millions)	$ 2,050	$ 2,057	$ 1,639	$ 1,221	$ 634	$ 355
Portfolio turnover rateF	80% A	99%	69%	63%I	67%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IPortfolio turnover rate excludes securities received or delivered in-kind. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share. KTotal distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share. LTotal distributions of $3.64 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $3.225 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, original issue discount, contingent interest, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,540,641
Gross unrealized depreciation	(203,167)
Net unrealized appreciation (depreciation) on securities	$ 1,337,474

Tax cost	$ 7,141,187

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $61 and a change in net unrealized appreciation (depreciation) of $(38) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,328,923 and $3,623,392, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Dividend Growth	$ 5,421.17
Class K	493.05
	$ 5,914

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $47 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $224. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $99 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Dividend Growth expenses during the period in the amount of $14.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Dividend Growth	$ 92,079	$ 70,700
Class K	32,054	20,256
Total	$ 124,133	$ 90,956
From net realized gain
Dividend Growth	$ 962,403	$ 606,886
Class K	305,362	152,441
Total	$ 1,267,765	$ 759,327

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Dividend Growth
Shares sold	5,902	11,713	$ 200,689	$ 413,381
Reinvestment of distributions	30,296	19,201	1,009,451	630,027
Shares redeemed	(13,522)	(44,744)	(462,351)	(1,586,974)
Net increase (decrease)	22,676	(13,830)	$ 747,789	$ (543,566)
Class K
Shares sold	5,074	14,508	$ 173,520	$ 525,067
Reinvestment of distributions	10,135	5,265	337,416	172,697
Shares redeemed	(7,076)	(10,980)	(244,439)	(388,018)
Net increase (decrease)	8,133	8,793	$ 266,497	$ 309,746

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DGF-K-USAN-0315
1.863067.106

Fidelity®

Leveraged Company Stock

Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the last six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Leveraged Company Stock	.79%
Actual		$ 1,000.00	$ 961.50	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class K	.68%
Actual		$ 1,000.00	$ 962.10	$ 3.36
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	7.5	10.3
Service Corp. International	4.7	3.8
Comcast Corp. Class A	3.8	3.8
Delta Air Lines, Inc.	3.2	2.5
Rock-Tenn Co. Class A	3.2	1.9
Boston Scientific Corp.	2.9	2.2
Ford Motor Co.	2.4	2.6
Bank of America Corp.	2.4	2.5
General Motors Co.	2.2	2.6
Merck & Co., Inc.	1.8	1.6
	34.1
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.8	24.5
Materials	13.2	14.6
Industrials	12.4	11.5
Health Care	12.2	10.9
Financials	12.0	11.7
Asset Allocation (% of fund's net assets)
As of January 31, 2015 *		As of July 31, 2014 **
	Stocks 96.2%		Stocks 98.0%
	Bonds 0.4%		Bonds 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	14.5%	** Foreign investments	17.7%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.8%
Auto Components - 2.3%
Delphi Automotive PLC	490,700	$ 33,726
Tenneco, Inc. (a)	825,300	42,437
TRW Automotive Holdings Corp. (a)	328,300	33,871
		110,034
Automobiles - 5.1%
Ford Motor Co.	7,806,833	114,839
General Motors Co.	3,272,337	106,744
General Motors Co.:
warrants 7/10/16 (a)	482,521	11,079
warrants 7/10/19 (a)	482,521	7,479
Motors Liquidation Co. GUC Trust (a)	123,112	2,019
		242,160
Diversified Consumer Services - 4.7%
Service Corp. International	9,896,727	223,963
Hotels, Restaurants & Leisure - 0.7%
ARAMARK Holdings Corp.	987,744	30,936
Penn National Gaming, Inc. (a)	360,340	5,394
Station Holdco LLC unit (a)(g)(h)	146,846	39
		36,369
Household Durables - 2.4%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,419,000	4,881
Lennar Corp. Class A (d)	677,100	30,409
Newell Rubbermaid, Inc.	2,129,847	78,527
		113,817
Media - 7.4%
AMC Networks, Inc. Class A (a)	446,400	29,775
Cinemark Holdings, Inc.	2,343,045	87,091
Comcast Corp. Class A	3,385,334	179,914
Gray Television, Inc. (a)	3,766,164	35,628
Nexstar Broadcasting Group, Inc. Class A	455,698	22,737
		355,145
Specialty Retail - 2.2%
Asbury Automotive Group, Inc. (a)	385,122	28,580
GameStop Corp. Class A (d)	1,483,407	52,290
Sally Beauty Holdings, Inc. (a)	808,000	25,113
		105,983
TOTAL CONSUMER DISCRETIONARY		1,187,471
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.7%
Food Products - 1.3%
ConAgra Foods, Inc.	541,700	$ 19,192
Darling International, Inc. (a)	2,698,383	45,819
		65,011
Personal Products - 0.4%
Revlon, Inc. (a)	553,261	18,114
TOTAL CONSUMER STAPLES		83,125
ENERGY - 7.8%
Energy Equipment & Services - 1.9%
Ensco PLC Class A	110,000	3,084
Halliburton Co.	1,126,593	45,052
Noble Corp.	987,610	16,019
Oil States International, Inc. (a)	270,466	11,108
Schlumberger Ltd.	109,400	9,013
Transocean Ltd. (United States) (d)	381,900	6,225
		90,501
Oil, Gas & Consumable Fuels - 5.9%
Continental Resources, Inc. (a)(d)	807,474	36,659
Hess Corp.	861,810	58,164
HollyFrontier Corp.	1,329,663	47,761
Peabody Energy Corp. (d)	2,252,625	14,034
QEP Resources, Inc.	901,000	18,218
Range Resources Corp.	247,200	11,438
Valero Energy Corp.	1,103,866	58,372
Western Refining, Inc.	451,814	16,776
Whiting Petroleum Corp. (a)	704,995	21,164
		282,586
TOTAL ENERGY		373,087
FINANCIALS - 11.8%
Banks - 7.9%
Bank of America Corp.	7,570,599	114,695
Barclays PLC sponsored ADR (d)	2,441,721	34,282
CIT Group, Inc.	229,310	10,048
Citigroup, Inc.	1,221,847	57,366
Huntington Bancshares, Inc.	7,805,080	78,207
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	5,015,480	$ 43,635
SunTrust Banks, Inc.	1,019,600	39,173
		377,406
Consumer Finance - 1.0%
American Express Co.	567,448	45,787
Insurance - 1.2%
AFLAC, Inc.	641,700	36,628
Lincoln National Corp.	435,700	21,776
		58,404
Real Estate Investment Trusts - 1.2%
Gaming & Leisure Properties	430,875	14,059
Host Hotels & Resorts, Inc.	1,016,122	23,259
Sabra Health Care REIT, Inc.	547,507	17,903
		55,221
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	463,840	21,569
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	3,760
TOTAL FINANCIALS		562,147
HEALTH CARE - 12.2%
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	9,434,356	139,723
Health Care Providers & Services - 6.0%
Community Health Systems, Inc. (a)	1,267,827	59,677
DaVita HealthCare Partners, Inc. (a)	532,952	40,003
HCA Holdings, Inc. (a)	1,098,579	77,779
Tenet Healthcare Corp. (a)	1,591,444	67,286
Universal Health Services, Inc. Class B	385,505	39,526
		284,271
Life Sciences Tools & Services - 0.4%
PRA Health Sciences, Inc.	651,400	17,021
Pharmaceuticals - 2.9%
Johnson & Johnson	153,000	15,321
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,453,600	$ 87,623
Sanofi SA sponsored ADR	819,934	37,791
		140,735
TOTAL HEALTH CARE		581,750
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	426,776	41,722
Huntington Ingalls Industries, Inc.	258,160	30,101
Textron, Inc.	602,700	25,651
		97,474
Airlines - 5.7%
American Airlines Group, Inc.	1,360,080	66,753
Delta Air Lines, Inc.	3,213,501	152,031
Southwest Airlines Co.	571,283	25,811
United Continental Holdings, Inc. (a)	370,700	25,715
		270,310
Building Products - 0.6%
Allegion PLC	246,500	13,313
Armstrong World Industries, Inc. (a)	273,500	13,866
		27,179
Commercial Services & Supplies - 0.9%
Civeo Corp.	540,932	1,585
Deluxe Corp.	431,413	28,012
Tyco International Ltd.	328,233	13,395
		42,992
Electrical Equipment - 0.6%
Emerson Electric Co.	163,500	9,310
Generac Holdings, Inc. (a)(d)	490,557	21,457
		30,767
Industrial Conglomerates - 0.6%
General Electric Co.	1,103,883	26,372
Machinery - 1.1%
Ingersoll-Rand PLC	739,500	49,103
Pentair PLC	78,757	4,868
		53,971
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.3%
Genco Shipping & Trading Ltd. (a)	573,680	$ 6,654
Navios Maritime Holdings, Inc. (d)	2,162,794	7,851
		14,505
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	707,700	14,522
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	147,000	12,179
TOTAL INDUSTRIALS		590,271
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.2%
Cisco Systems, Inc.	2,181,349	57,511
Electronic Equipment & Components - 1.9%
Avnet, Inc.	594,313	24,735
Belden, Inc.	510,764	42,363
Corning, Inc.	726,800	17,276
Viasystems Group, Inc. (a)	540,460	8,653
		93,027
Internet Software & Services - 0.2%
VeriSign, Inc. (a)(d)	194,300	10,585
IT Services - 0.1%
Global Cash Access Holdings, Inc. (a)	1,037,067	6,855
Semiconductors & Semiconductor Equipment - 3.8%
Freescale Semiconductor, Inc. (a)	1,033,800	33,175
Intersil Corp. Class A	1,460,387	20,898
Micron Technology, Inc. (a)	2,079,945	60,870
NXP Semiconductors NV (a)	459,064	36,422
ON Semiconductor Corp. (a)	2,920,068	29,230
		180,595
Software - 1.5%
Citrix Systems, Inc. (a)	230,899	13,683
Microsoft Corp.	1,384,568	55,937
		69,620
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	1,117,931	28,395
TOTAL INFORMATION TECHNOLOGY		446,588
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 13.2%
Chemicals - 8.7%
H.B. Fuller Co.	461,829	$ 19,004
LyondellBasell Industries NV Class A	4,554,155	360,187
OMNOVA Solutions, Inc. (a)(e)	3,114,962	21,369
Phosphate Holdings, Inc. (a)	307,500	31
W.R. Grace & Co. (a)	179,956	15,599
		416,190
Containers & Packaging - 3.6%
Rock-Tenn Co. Class A	2,336,728	151,654
Sealed Air Corp.	483,434	19,579
		171,233
Metals & Mining - 0.1%
Ormet Corp. (a)(e)	1,405,000	18
TimkenSteel Corp.	114,367	3,088
		3,106
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (a)	1,563,090	25,588
Neenah Paper, Inc.	266,200	15,275
		40,863
TOTAL MATERIALS		631,392
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Frontier Communications Corp. (d)	5,528,256	37,122
Intelsat SA (a)	1,144,700	18,029
Level 3 Communications, Inc. (a)	337,300	16,777
		71,928
UTILITIES - 1.3%
Electric Utilities - 0.4%
FirstEnergy Corp.	421,304	16,991
Independent Power Producers & Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	2,167,700	45,262
TOTAL UTILITIES		62,253
TOTAL COMMON STOCKS (Cost $2,906,055)		4,590,012
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $10,975)	439,013	$ 11,546
Nonconvertible Bonds - 0.4%
	Principal Amount (000s)
ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Offshore Group Investment Ltd. 7.5% 11/1/19	$ 13,360	8,684
SAExploration Holdings, Inc. 10% 7/15/19 (f)	14,345	8,464
		17,148
TOTAL NONCONVERTIBLE BONDS (Cost $26,479)		17,148
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	170,100,022	170,100
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	209,499,752	209,500
TOTAL MONEY MARKET FUNDS (Cost $379,600)		379,600
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $3,323,109)		4,998,306
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(216,712)
NET ASSETS - 100%		$ 4,781,594
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,464,000 or 0.2% of net assets.

(g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61
Fidelity Securities Lending Cash Central Fund	692
Total	$ 753
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 45,872	$ -	$ -	$ -	$ -
OMNOVA Solutions, Inc.	25,138	-	-	-	21,369
Ormet Corp.	8	-	-	-	18
Total	$ 71,018	$ -	$ -	$ -	$ 21,387
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,187,471	$ 1,187,432	$ -	$ 39
Consumer Staples	83,125	83,125	-	-
Energy	373,087	373,087	-	-
Financials	573,693	573,693	-	-
Health Care	581,750	581,750	-	-
Industrials	590,271	590,271	-	-
Information Technology	446,588	446,588	-	-
Materials	631,392	631,392	-	-
Telecommunication Services	71,928	71,928	-	-
Utilities	62,253	62,253	-	-
Corporate Bonds	17,148	-	17,148	-
Money Market Funds	379,600	379,600	-	-
Total Investments in Securities:	$ 4,998,306	$ 4,981,119	$ 17,148	$ 39
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.5%
Netherlands	8.3%
Ireland	1.7%
United Kingdom	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $203,333) - See accompanying schedule: Unaffiliated issuers (cost $2,890,669)	$ 4,597,319
Fidelity Central Funds (cost $379,600)	379,600
Other affiliated issuers (cost $52,840)	21,387
Total Investments (cost $3,323,109)		$ 4,998,306
Receivable for fund shares sold		2,196
Dividends receivable		1,694
Interest receivable		314
Distributions receivable from Fidelity Central Funds		259
Prepaid expenses		8
Other receivables		4
Total assets		5,002,781

Liabilities
Payable for investments purchased	$ 208
Payable for fund shares redeemed	8,332
Accrued management fee	2,441
Other affiliated payables	661
Other payables and accrued expenses	45
Collateral on securities loaned, at value	209,500
Total liabilities		221,187

Net Assets		$ 4,781,594
Net Assets consist of:
Paid in capital		$ 3,038,887
Undistributed net investment income		3,436
Accumulated undistributed net realized gain (loss) on investments		64,074
Net unrealized appreciation (depreciation) on investments		1,675,197
Net Assets		$ 4,781,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($3,698,230 ÷ 84,574 shares)	$ 43.73

Class K: Net Asset Value, offering price and redemption price per share ($1,083,364 ÷ 24,740 shares)	$ 43.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 39,911
Interest		954
Income from Fidelity Central Funds		753
Total income		41,618

Expenses
Management fee	$ 15,617
Transfer agent fees	3,558
Accounting and security lending fees	576
Custodian fees and expenses	26
Independent trustees' compensation	11
Registration fees	65
Audit	35
Legal	17
Miscellaneous	63
Total expenses before reductions	19,968
Expense reductions	(7)	19,961
Net investment income (loss)		21,657
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		120,218
Change in net unrealized appreciation (depreciation) on investment securities		(344,538)
Net gain (loss)		(224,320)
Net increase (decrease) in net assets resulting from operations		$ (202,663)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,657	$ 44,390
Net realized gain (loss)	120,218	184,977
Change in net unrealized appreciation (depreciation)	(344,538)	610,173
Net increase (decrease) in net assets resulting from operations	(202,663)	839,540
Distributions to shareholders from net investment income	(41,090)	(37,155)
Share transactions - net increase (decrease)	(354,445)	(702,631)
Redemption fees	228	366
Total increase (decrease) in net assets	(597,970)	100,120

Net Assets
Beginning of period	5,379,564	5,279,444
End of period (including undistributed net investment income of $3,436 and undistributed net investment income of $22,869, respectively)	$ 4,781,594	$ 5,379,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 45.82	$ 39.44	$ 28.22	$ 28.85	$ 23.50	$ 19.55
Income from Investment Operations
Net investment income (loss) D	.18	.34	.42H	.16	- J	.07
Net realized and unrealized gain (loss)	(1.93)	6.31	10.92	(.50)	5.46	3.99
Total from investment operations	(1.75)	6.65	11.34	(.34)	5.46	4.06
Distributions from net investment income	(.34)	(.27)	(.12)	(.29)	(.11)	(.11)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 43.73	$ 45.82	$ 39.44	$ 28.22	$ 28.85	$ 23.50
Total ReturnB, C	(3.85)%	16.96%	40.31%	(1.05)%	23.27%	20.84%
Ratios to Average Net Assets E, I
Expenses before reductions	.79%A	.79%	.82%	.86%	.85%	.88%
Expenses net of fee waivers, if any	.79%A	.79%	.82%	.86%	.85%	.88%
Expenses net of all reductions	.79%A	.79%	.82%	.85%	.84%	.88%
Net investment income (loss)	.81% A	.81%	1.25% H	.60%	-% G	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 3,698	$ 4,207	$ 4,227	$ 3,009	$ 3,931	$ 3,983
Portfolio turnover rateF	6% A	10%	21%	29%	18%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 45.91	$ 39.52	$ 28.26	$ 28.86	$ 23.52	$ 19.56
Income from Investment Operations
Net investment income (loss) D	.21	.40	.47G	.20	.04	.11
Net realized and unrealized gain (loss)	(1.93)	6.31	10.93	(.49)	5.45	4.00
Total from investment operations	(1.72)	6.71	11.40	(.29)	5.49	4.11
Distributions from net investment income	(.40)	(.32)	(.14)	(.31)	(.15)	(.15)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 43.79	$ 45.91	$ 39.52	$ 28.26	$ 28.86	$ 23.52
Total ReturnB, C	(3.79)%	17.10%	40.47%	(.87)%	23.45%	21.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.68%A	.67%	.69%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.68%A	.67%	.69%	.69%	.69%	.70%
Expenses net of all reductions	.68%A	.67%	.68%	.69%	.69%	.69%
Net investment income (loss)	.92% A	.92%	1.39% G	.76%	.16%	.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1,083	$ 1,173	$ 1,053	$ 600	$ 555	$ 410
Portfolio turnover rateF	6% A	10%	21%	29%	18%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,903,690
Gross unrealized depreciation	(228,448)
Net unrealized appreciation (depreciation) on securities	$ 1,675,242

Tax cost	$ 3,323,064

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (47,279)

The Fund elected to defer to its next fiscal year approximately $8,865 of capital losses recognized during the period November 1, 2013 to July 31, 2014.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $148,162 and $596,169, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Leveraged Company Stock	$ 3,283.16
Class K	275.05
	$ 3,558

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,431.34%		$ -*

* Amount represents two hundred seventy dollars.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,249. Security lending income represents the income

Semiannual Report

7. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $692, including $23 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Leveraged Company Stock expenses during the period in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Leveraged Company Stock	$ 30,775	$ 28,583
Class K	10,315	8,572
Total	$ 41,090	$ 37,155

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Leveraged Company Stock
Shares sold	2,967	9,604	$ 134,277	$ 407,601
Reinvestment of distributions	626	670	29,028	26,928
Shares redeemed	(10,825)	(25,643)	(485,378)	(1,089,706)
Net increase (decrease)	(7,232)	(15,369)	$ (322,073)	$ (655,177)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Leveraged Company Stock
Class K
Shares sold	4,144	5,696	$ 190,253	$ 243,726
Reinvestment of distributions	222	213	10,315	8,572
Shares redeemed	(5,172)	(7,002)	(232,940)	(299,752)
Net increase (decrease)	(806)	(1,093)	$ (32,372)	$ (47,454)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LSF-USAN-0315
1.789286.112

Fidelity®

Leveraged Company Stock

Fund -

Class K

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the last six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Leveraged Company Stock	.79%
Actual		$ 1,000.00	$ 961.50	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class K	.68%
Actual		$ 1,000.00	$ 962.10	$ 3.36
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	7.5	10.3
Service Corp. International	4.7	3.8
Comcast Corp. Class A	3.8	3.8
Delta Air Lines, Inc.	3.2	2.5
Rock-Tenn Co. Class A	3.2	1.9
Boston Scientific Corp.	2.9	2.2
Ford Motor Co.	2.4	2.6
Bank of America Corp.	2.4	2.5
General Motors Co.	2.2	2.6
Merck & Co., Inc.	1.8	1.6
	34.1
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.8	24.5
Materials	13.2	14.6
Industrials	12.4	11.5
Health Care	12.2	10.9
Financials	12.0	11.7
Asset Allocation (% of fund's net assets)
As of January 31, 2015 *		As of July 31, 2014 **
	Stocks 96.2%		Stocks 98.0%
	Bonds 0.4%		Bonds 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.6%
* Foreign investments	14.5%	** Foreign investments	17.7%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.8%
Auto Components - 2.3%
Delphi Automotive PLC	490,700	$ 33,726
Tenneco, Inc. (a)	825,300	42,437
TRW Automotive Holdings Corp. (a)	328,300	33,871
		110,034
Automobiles - 5.1%
Ford Motor Co.	7,806,833	114,839
General Motors Co.	3,272,337	106,744
General Motors Co.:
warrants 7/10/16 (a)	482,521	11,079
warrants 7/10/19 (a)	482,521	7,479
Motors Liquidation Co. GUC Trust (a)	123,112	2,019
		242,160
Diversified Consumer Services - 4.7%
Service Corp. International	9,896,727	223,963
Hotels, Restaurants & Leisure - 0.7%
ARAMARK Holdings Corp.	987,744	30,936
Penn National Gaming, Inc. (a)	360,340	5,394
Station Holdco LLC unit (a)(g)(h)	146,846	39
		36,369
Household Durables - 2.4%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,419,000	4,881
Lennar Corp. Class A (d)	677,100	30,409
Newell Rubbermaid, Inc.	2,129,847	78,527
		113,817
Media - 7.4%
AMC Networks, Inc. Class A (a)	446,400	29,775
Cinemark Holdings, Inc.	2,343,045	87,091
Comcast Corp. Class A	3,385,334	179,914
Gray Television, Inc. (a)	3,766,164	35,628
Nexstar Broadcasting Group, Inc. Class A	455,698	22,737
		355,145
Specialty Retail - 2.2%
Asbury Automotive Group, Inc. (a)	385,122	28,580
GameStop Corp. Class A (d)	1,483,407	52,290
Sally Beauty Holdings, Inc. (a)	808,000	25,113
		105,983
TOTAL CONSUMER DISCRETIONARY		1,187,471
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.7%
Food Products - 1.3%
ConAgra Foods, Inc.	541,700	$ 19,192
Darling International, Inc. (a)	2,698,383	45,819
		65,011
Personal Products - 0.4%
Revlon, Inc. (a)	553,261	18,114
TOTAL CONSUMER STAPLES		83,125
ENERGY - 7.8%
Energy Equipment & Services - 1.9%
Ensco PLC Class A	110,000	3,084
Halliburton Co.	1,126,593	45,052
Noble Corp.	987,610	16,019
Oil States International, Inc. (a)	270,466	11,108
Schlumberger Ltd.	109,400	9,013
Transocean Ltd. (United States) (d)	381,900	6,225
		90,501
Oil, Gas & Consumable Fuels - 5.9%
Continental Resources, Inc. (a)(d)	807,474	36,659
Hess Corp.	861,810	58,164
HollyFrontier Corp.	1,329,663	47,761
Peabody Energy Corp. (d)	2,252,625	14,034
QEP Resources, Inc.	901,000	18,218
Range Resources Corp.	247,200	11,438
Valero Energy Corp.	1,103,866	58,372
Western Refining, Inc.	451,814	16,776
Whiting Petroleum Corp. (a)	704,995	21,164
		282,586
TOTAL ENERGY		373,087
FINANCIALS - 11.8%
Banks - 7.9%
Bank of America Corp.	7,570,599	114,695
Barclays PLC sponsored ADR (d)	2,441,721	34,282
CIT Group, Inc.	229,310	10,048
Citigroup, Inc.	1,221,847	57,366
Huntington Bancshares, Inc.	7,805,080	78,207
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	5,015,480	$ 43,635
SunTrust Banks, Inc.	1,019,600	39,173
		377,406
Consumer Finance - 1.0%
American Express Co.	567,448	45,787
Insurance - 1.2%
AFLAC, Inc.	641,700	36,628
Lincoln National Corp.	435,700	21,776
		58,404
Real Estate Investment Trusts - 1.2%
Gaming & Leisure Properties	430,875	14,059
Host Hotels & Resorts, Inc.	1,016,122	23,259
Sabra Health Care REIT, Inc.	547,507	17,903
		55,221
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	463,840	21,569
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	3,760
TOTAL FINANCIALS		562,147
HEALTH CARE - 12.2%
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	9,434,356	139,723
Health Care Providers & Services - 6.0%
Community Health Systems, Inc. (a)	1,267,827	59,677
DaVita HealthCare Partners, Inc. (a)	532,952	40,003
HCA Holdings, Inc. (a)	1,098,579	77,779
Tenet Healthcare Corp. (a)	1,591,444	67,286
Universal Health Services, Inc. Class B	385,505	39,526
		284,271
Life Sciences Tools & Services - 0.4%
PRA Health Sciences, Inc.	651,400	17,021
Pharmaceuticals - 2.9%
Johnson & Johnson	153,000	15,321
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,453,600	$ 87,623
Sanofi SA sponsored ADR	819,934	37,791
		140,735
TOTAL HEALTH CARE		581,750
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	426,776	41,722
Huntington Ingalls Industries, Inc.	258,160	30,101
Textron, Inc.	602,700	25,651
		97,474
Airlines - 5.7%
American Airlines Group, Inc.	1,360,080	66,753
Delta Air Lines, Inc.	3,213,501	152,031
Southwest Airlines Co.	571,283	25,811
United Continental Holdings, Inc. (a)	370,700	25,715
		270,310
Building Products - 0.6%
Allegion PLC	246,500	13,313
Armstrong World Industries, Inc. (a)	273,500	13,866
		27,179
Commercial Services & Supplies - 0.9%
Civeo Corp.	540,932	1,585
Deluxe Corp.	431,413	28,012
Tyco International Ltd.	328,233	13,395
		42,992
Electrical Equipment - 0.6%
Emerson Electric Co.	163,500	9,310
Generac Holdings, Inc. (a)(d)	490,557	21,457
		30,767
Industrial Conglomerates - 0.6%
General Electric Co.	1,103,883	26,372
Machinery - 1.1%
Ingersoll-Rand PLC	739,500	49,103
Pentair PLC	78,757	4,868
		53,971
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.3%
Genco Shipping & Trading Ltd. (a)	573,680	$ 6,654
Navios Maritime Holdings, Inc. (d)	2,162,794	7,851
		14,505
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	707,700	14,522
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	147,000	12,179
TOTAL INDUSTRIALS		590,271
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.2%
Cisco Systems, Inc.	2,181,349	57,511
Electronic Equipment & Components - 1.9%
Avnet, Inc.	594,313	24,735
Belden, Inc.	510,764	42,363
Corning, Inc.	726,800	17,276
Viasystems Group, Inc. (a)	540,460	8,653
		93,027
Internet Software & Services - 0.2%
VeriSign, Inc. (a)(d)	194,300	10,585
IT Services - 0.1%
Global Cash Access Holdings, Inc. (a)	1,037,067	6,855
Semiconductors & Semiconductor Equipment - 3.8%
Freescale Semiconductor, Inc. (a)	1,033,800	33,175
Intersil Corp. Class A	1,460,387	20,898
Micron Technology, Inc. (a)	2,079,945	60,870
NXP Semiconductors NV (a)	459,064	36,422
ON Semiconductor Corp. (a)	2,920,068	29,230
		180,595
Software - 1.5%
Citrix Systems, Inc. (a)	230,899	13,683
Microsoft Corp.	1,384,568	55,937
		69,620
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	1,117,931	28,395
TOTAL INFORMATION TECHNOLOGY		446,588
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 13.2%
Chemicals - 8.7%
H.B. Fuller Co.	461,829	$ 19,004
LyondellBasell Industries NV Class A	4,554,155	360,187
OMNOVA Solutions, Inc. (a)(e)	3,114,962	21,369
Phosphate Holdings, Inc. (a)	307,500	31
W.R. Grace & Co. (a)	179,956	15,599
		416,190
Containers & Packaging - 3.6%
Rock-Tenn Co. Class A	2,336,728	151,654
Sealed Air Corp.	483,434	19,579
		171,233
Metals & Mining - 0.1%
Ormet Corp. (a)(e)	1,405,000	18
TimkenSteel Corp.	114,367	3,088
		3,106
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (a)	1,563,090	25,588
Neenah Paper, Inc.	266,200	15,275
		40,863
TOTAL MATERIALS		631,392
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Frontier Communications Corp. (d)	5,528,256	37,122
Intelsat SA (a)	1,144,700	18,029
Level 3 Communications, Inc. (a)	337,300	16,777
		71,928
UTILITIES - 1.3%
Electric Utilities - 0.4%
FirstEnergy Corp.	421,304	16,991
Independent Power Producers & Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	2,167,700	45,262
TOTAL UTILITIES		62,253
TOTAL COMMON STOCKS (Cost $2,906,055)		4,590,012
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $10,975)	439,013	$ 11,546
Nonconvertible Bonds - 0.4%
	Principal Amount (000s)
ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Offshore Group Investment Ltd. 7.5% 11/1/19	$ 13,360	8,684
SAExploration Holdings, Inc. 10% 7/15/19 (f)	14,345	8,464
		17,148
TOTAL NONCONVERTIBLE BONDS (Cost $26,479)		17,148
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	170,100,022	170,100
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	209,499,752	209,500
TOTAL MONEY MARKET FUNDS (Cost $379,600)		379,600
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $3,323,109)		4,998,306
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(216,712)
NET ASSETS - 100%		$ 4,781,594
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,464,000 or 0.2% of net assets.

(g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61
Fidelity Securities Lending Cash Central Fund	692
Total	$ 753
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 45,872	$ -	$ -	$ -	$ -
OMNOVA Solutions, Inc.	25,138	-	-	-	21,369
Ormet Corp.	8	-	-	-	18
Total	$ 71,018	$ -	$ -	$ -	$ 21,387
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,187,471	$ 1,187,432	$ -	$ 39
Consumer Staples	83,125	83,125	-	-
Energy	373,087	373,087	-	-
Financials	573,693	573,693	-	-
Health Care	581,750	581,750	-	-
Industrials	590,271	590,271	-	-
Information Technology	446,588	446,588	-	-
Materials	631,392	631,392	-	-
Telecommunication Services	71,928	71,928	-	-
Utilities	62,253	62,253	-	-
Corporate Bonds	17,148	-	17,148	-
Money Market Funds	379,600	379,600	-	-
Total Investments in Securities:	$ 4,998,306	$ 4,981,119	$ 17,148	$ 39
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.5%
Netherlands	8.3%
Ireland	1.7%
United Kingdom	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $203,333) - See accompanying schedule: Unaffiliated issuers (cost $2,890,669)	$ 4,597,319
Fidelity Central Funds (cost $379,600)	379,600
Other affiliated issuers (cost $52,840)	21,387
Total Investments (cost $3,323,109)		$ 4,998,306
Receivable for fund shares sold		2,196
Dividends receivable		1,694
Interest receivable		314
Distributions receivable from Fidelity Central Funds		259
Prepaid expenses		8
Other receivables		4
Total assets		5,002,781

Liabilities
Payable for investments purchased	$ 208
Payable for fund shares redeemed	8,332
Accrued management fee	2,441
Other affiliated payables	661
Other payables and accrued expenses	45
Collateral on securities loaned, at value	209,500
Total liabilities		221,187

Net Assets		$ 4,781,594
Net Assets consist of:
Paid in capital		$ 3,038,887
Undistributed net investment income		3,436
Accumulated undistributed net realized gain (loss) on investments		64,074
Net unrealized appreciation (depreciation) on investments		1,675,197
Net Assets		$ 4,781,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($3,698,230 ÷ 84,574 shares)	$ 43.73

Class K: Net Asset Value, offering price and redemption price per share ($1,083,364 ÷ 24,740 shares)	$ 43.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 39,911
Interest		954
Income from Fidelity Central Funds		753
Total income		41,618

Expenses
Management fee	$ 15,617
Transfer agent fees	3,558
Accounting and security lending fees	576
Custodian fees and expenses	26
Independent trustees' compensation	11
Registration fees	65
Audit	35
Legal	17
Miscellaneous	63
Total expenses before reductions	19,968
Expense reductions	(7)	19,961
Net investment income (loss)		21,657
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		120,218
Change in net unrealized appreciation (depreciation) on investment securities		(344,538)
Net gain (loss)		(224,320)
Net increase (decrease) in net assets resulting from operations		$ (202,663)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,657	$ 44,390
Net realized gain (loss)	120,218	184,977
Change in net unrealized appreciation (depreciation)	(344,538)	610,173
Net increase (decrease) in net assets resulting from operations	(202,663)	839,540
Distributions to shareholders from net investment income	(41,090)	(37,155)
Share transactions - net increase (decrease)	(354,445)	(702,631)
Redemption fees	228	366
Total increase (decrease) in net assets	(597,970)	100,120

Net Assets
Beginning of period	5,379,564	5,279,444
End of period (including undistributed net investment income of $3,436 and undistributed net investment income of $22,869, respectively)	$ 4,781,594	$ 5,379,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 45.82	$ 39.44	$ 28.22	$ 28.85	$ 23.50	$ 19.55
Income from Investment Operations
Net investment income (loss) D	.18	.34	.42H	.16	- J	.07
Net realized and unrealized gain (loss)	(1.93)	6.31	10.92	(.50)	5.46	3.99
Total from investment operations	(1.75)	6.65	11.34	(.34)	5.46	4.06
Distributions from net investment income	(.34)	(.27)	(.12)	(.29)	(.11)	(.11)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 43.73	$ 45.82	$ 39.44	$ 28.22	$ 28.85	$ 23.50
Total ReturnB, C	(3.85)%	16.96%	40.31%	(1.05)%	23.27%	20.84%
Ratios to Average Net Assets E, I
Expenses before reductions	.79%A	.79%	.82%	.86%	.85%	.88%
Expenses net of fee waivers, if any	.79%A	.79%	.82%	.86%	.85%	.88%
Expenses net of all reductions	.79%A	.79%	.82%	.85%	.84%	.88%
Net investment income (loss)	.81% A	.81%	1.25% H	.60%	-% G	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 3,698	$ 4,207	$ 4,227	$ 3,009	$ 3,931	$ 3,983
Portfolio turnover rateF	6% A	10%	21%	29%	18%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 45.91	$ 39.52	$ 28.26	$ 28.86	$ 23.52	$ 19.56
Income from Investment Operations
Net investment income (loss) D	.21	.40	.47G	.20	.04	.11
Net realized and unrealized gain (loss)	(1.93)	6.31	10.93	(.49)	5.45	4.00
Total from investment operations	(1.72)	6.71	11.40	(.29)	5.49	4.11
Distributions from net investment income	(.40)	(.32)	(.14)	(.31)	(.15)	(.15)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 43.79	$ 45.91	$ 39.52	$ 28.26	$ 28.86	$ 23.52
Total ReturnB, C	(3.79)%	17.10%	40.47%	(.87)%	23.45%	21.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.68%A	.67%	.69%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.68%A	.67%	.69%	.69%	.69%	.70%
Expenses net of all reductions	.68%A	.67%	.68%	.69%	.69%	.69%
Net investment income (loss)	.92% A	.92%	1.39% G	.76%	.16%	.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1,083	$ 1,173	$ 1,053	$ 600	$ 555	$ 410
Portfolio turnover rateF	6% A	10%	21%	29%	18%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,903,690
Gross unrealized depreciation	(228,448)
Net unrealized appreciation (depreciation) on securities	$ 1,675,242

Tax cost	$ 3,323,064

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (47,279)

The Fund elected to defer to its next fiscal year approximately $8,865 of capital losses recognized during the period November 1, 2013 to July 31, 2014.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $148,162 and $596,169, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Leveraged Company Stock	$ 3,283.16
Class K	275.05
	$ 3,558

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,431.34%		$ -*

* Amount represents two hundred seventy dollars.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,249. Security lending income represents the income

Semiannual Report

7. Security Lending - continued

earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $692, including $23 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Leveraged Company Stock expenses during the period in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Leveraged Company Stock	$ 30,775	$ 28,583
Class K	10,315	8,572
Total	$ 41,090	$ 37,155

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Leveraged Company Stock
Shares sold	2,967	9,604	$ 134,277	$ 407,601
Reinvestment of distributions	626	670	29,028	26,928
Shares redeemed	(10,825)	(25,643)	(485,378)	(1,089,706)
Net increase (decrease)	(7,232)	(15,369)	$ (322,073)	$ (655,177)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Leveraged Company Stock
Class K
Shares sold	4,144	5,696	$ 190,253	$ 243,726
Reinvestment of distributions	222	213	10,315	8,572
Shares redeemed	(5,172)	(7,002)	(232,940)	(299,752)
Net increase (decrease)	(806)	(1,093)	$ (32,372)	$ (47,454)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LSF-K-USAN-0315
1.863384.106

Fidelity®

Series Real Estate Income

Fund

Fidelity Series Real Estate Income Fund

Class F

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Real Estate Income Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Series Real Estate Income	.77%
Actual		$ 1,000.00	$ 1,049.40	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class F	.61%
Actual		$ 1,000.00	$ 1,049.50	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,022.13	$ 3.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Acadia Realty Trust (SBI)	1.9	1.5
Equity Lifestyle Properties, Inc.	1.9	1.6
MFA Financial, Inc.	1.5	1.6
Excel Trust, Inc. Series B, 8.125%	1.2	1.1
Ventas, Inc.	1.0	1.2
	7.5
Top 5 Bonds as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Standard Pacific Corp. 8.375% 5/15/18	1.0	1.1
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	1.0	1.0
Blackstone 9.98% 10/1/17	0.8	0.9
M/I Homes, Inc. 8.625% 11/15/18	0.8	0.9
iStar Financial, Inc. 5.875% 3/15/16	0.8	0.9
	4.4
Top Five REIT Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	16.2	15.8
REITs - Shopping Centers	7.1	5.9
REITs - Health Care	5.2	5.0
REITs - Management/Investment	4.9	6.7
REITs - Office Property	4.2	4.1
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Common Stocks 16.4%		Common Stocks 15.5%
	Preferred Stocks 23.9%		Preferred Stocks 22.5%
	Bonds 41.7%		Bonds 43.6%
	Convertible Securities 6.1%		Convertible Securities 5.8%
	Other Investments 7.6%		Other Investments 6.6%
	Short-Term Investments and Net Other Assets (Liabilities) 4.3%		Short-Term Investments and Net Other Assets (Liabilities) 6.0%
* Foreign investments	0.9%	** Foreign investments	2.6%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 16.4%
	Shares	Value
FINANCIALS - 16.4%
Capital Markets - 0.1%
Ellington Financial LLC	56,200	$ 1,177,390
Real Estate Investment Trusts - 16.1%
Acadia Realty Trust (SBI)	456,500	16,520,721
American Realty Capital Properties, Inc.	85,800	794,937
American Tower Corp.	15,200	1,473,640
Annaly Capital Management, Inc.	89,200	941,952
Anworth Mortgage Asset Corp.	271,800	1,410,642
Apartment Investment & Management Co. Class A	109,200	4,352,712
Arbor Realty Trust, Inc.	124,900	868,055
AvalonBay Communities, Inc.	14,500	2,508,355
CBL & Associates Properties, Inc.	247,100	5,095,202
Cedar Shopping Centers, Inc.	41,700	331,932
Chambers Street Properties	129,600	1,095,120
Chartwell Retirement Residence (a)(c)	14,700	146,225
CYS Investments, Inc.	188,400	1,665,456
Douglas Emmett, Inc.	56,500	1,609,120
Dynex Capital, Inc.	228,300	1,910,871
EastGroup Properties, Inc.	7,900	510,656
Equity Lifestyle Properties, Inc.	301,700	16,512,041
Equity Residential (SBI)	29,200	2,266,212
Excel Trust, Inc.	218,800	3,071,952
Extra Space Storage, Inc.	17,100	1,128,600
First Potomac Realty Trust	120,400	1,541,120
Five Oaks Investment Corp.	15,700	171,758
Hatteras Financial Corp.	70,600	1,283,508
Lexington Corporate Properties Trust	400,900	4,574,269
LTC Properties, Inc.	46,800	2,195,856
MFA Financial, Inc.	1,657,400	12,994,016
Mid-America Apartment Communities, Inc.	66,900	5,306,508
Monmouth Real Estate Investment Corp. Class A	78,100	922,361
National Retail Properties, Inc.	25,000	1,071,000
New Senior Investment Group, Inc.	139,099	2,300,697
Newcastle Investment Corp.	135,699	601,147
NorthStar Realty Finance Corp.	21,300	402,783
Piedmont Office Realty Trust, Inc. Class A	49,100	958,923
Potlatch Corp.	36,200	1,442,932
Prologis, Inc.	32,700	1,476,078
Redwood Trust, Inc.	13,000	259,090
Sabra Health Care REIT, Inc.	28,600	935,220
Select Income (REIT)	42,500	1,056,975
Senior Housing Properties Trust (SBI)	198,600	4,625,394
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	15,900	$ 3,158,694
Store Capital Corp.	46,800	1,074,528
Terreno Realty Corp.	181,061	4,128,191
Two Harbors Investment Corp.	163,900	1,691,448
Ventas, Inc.	107,300	8,563,613
Washington REIT (SBI)	21,600	620,136
Weyerhaeuser Co.	66,100	2,369,685
WP Carey, Inc.	67,200	4,825,632
WP Glimcher, Inc.	99,050	1,751,204
		136,517,167
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	74,800	1,988,932
TOTAL COMMON STOCKS (Cost $104,701,445)		139,683,489
Preferred Stocks - 24.7%

Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Excel Trust, Inc. 7.00% (a)(c)	24,300	656,100
Health Care REIT, Inc. Series I, 6.50% (a)	16,200	1,154,250
Lexington Corporate Properties Trust Series C, 6.50% (a)	67,619	3,302,769
Weyerhaeuser Co. Series A, 6.375%	32,000	1,848,000
		6,961,119
Nonconvertible Preferred Stocks - 23.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Red Lion Hotels Capital Trust 9.50%	88,322	2,288,423
FINANCIALS - 23.6%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	775,589
Real Estate Investment Trusts - 23.3%
AG Mortgage Investment Trust, Inc.:
8.00%	117,104	2,891,298
8.25%	300	7,602
Alexandria Real Estate Equities, Inc. Series E, 6.45%	24,001	628,346
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Capital Agency Corp.:
8.00%	120,000	$ 3,202,800
Series B, 7.75%	16,000	403,200
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	833,458
American Homes 4 Rent:
Series A, 5.00%	216,100	5,460,847
Series B, 5.00%	86,900	2,198,570
Series C, 5.50%	71,400	1,794,996
American Realty Capital Properties, Inc. Series F, 6.70%	164,162	3,787,217
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,901,788
Series C, 7.625%	24,839	629,917
Series D, 7.50%	83,513	2,119,560
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,543,308
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	61,725	1,619,664
Apollo Residential Mortgage, Inc. Series A, 8.00%	49,077	1,217,600
Arbor Realty Trust, Inc.:
7.375%	20,000	501,200
Series A, 8.25%	41,922	1,056,434
Series B, 7.75%	40,000	981,960
Series C, 8.50%	15,000	383,550
Armour Residential REIT, Inc. Series B, 7.875%	25,701	620,679
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	51,709	1,329,955
Series E, 9.00%	35,948	952,622
Brandywine Realty Trust Series E, 6.90%	21,000	571,620
Campus Crest Communities, Inc. Series A, 8.00%	73,069	1,908,562
Capstead Mortgage Corp. Series E, 7.50%	37,016	928,361
CBL & Associates Properties, Inc.:
Series D, 7.375%	67,200	1,733,760
Series E, 6.625%	45,505	1,196,782
Cedar Shopping Centers, Inc. Series B, 7.25%	109,018	2,856,272
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,741,725
Colony Financial, Inc. Series A, 8.50%	77,829	2,062,469
Coresite Realty Corp. Series A, 7.25%	42,600	1,118,250
Corporate Office Properties Trust Series L, 7.375%	136,869	3,681,776
CubeSmart Series A, 7.75%	40,000	1,092,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CYS Investments, Inc.:
Series A, 7.75%	10,014	$ 242,539
Series B, 7.50%	63,333	1,491,492
DDR Corp.:
Series J, 6.50%	70,181	1,877,342
Series K, 6.25%	25,489	670,106
Digital Realty Trust, Inc.:
Series E, 7.00%	40,181	1,043,501
Series F, 6.625%	20,000	518,200
Series G, 5.875%	28,270	686,113
Series H, 7.375%	10,000	272,200
DuPont Fabros Technology, Inc. Series B, 7.625%	73,798	1,940,149
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,429,977
Series B, 7.625%	47,335	1,147,874
Equity Commonwealth Series E, 7.25%	200,160	5,146,114
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,734,669
Essex Property Trust, Inc. Series H, 7.125%	8,100	216,027
Excel Trust, Inc. Series B, 8.125%	360,000	9,788,400
First Potomac Realty Trust 7.75%	107,746	2,828,333
Five Oaks Investment Corp. Series A, 8.75%	40,000	1,012,000
General Growth Properties, Inc. Series A, 6.375%	34,690	892,574
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,748,260
Hatteras Financial Corp. Series A, 7.625%	89,188	2,162,809
Health Care REIT, Inc. Series J, 6.50%	33,400	896,122
Hersha Hospitality Trust Series B, 8.00%	18,928	501,403
Hospitality Properties Trust Series D, 7.125%	40,200	1,080,978
Hudson Pacific Properties, Inc. 8.375%	84,787	2,268,052
Inland Real Estate Corp.:
Series A, 8.125%	200,000	5,350,000
Series B, 6.95%	46,000	1,196,920
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	30,151	753,172
Series B, 7.75%	93,498	2,303,791
Investors Real Estate Trust Series B, 7.95%	33,428	888,182
iStar Financial, Inc.:
Series E, 7.875%	24,583	612,117
Series F, 7.80%	128,864	3,182,941
Series G, 7.65%	84,000	2,062,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kilroy Realty Corp.:
Series G, 6.875%	20,300	$ 563,325
Series H, 6.375%	31,704	843,326
Kite Realty Group Trust 8.25%	4,100	107,625
LaSalle Hotel Properties:
Series H, 7.50%	37,192	969,224
Series I, 6.375%	47,339	1,234,128
LBA Realty Fund II Series B, 7.625%	118,900	2,734,700
MFA Financial, Inc.:
8.00%	108,747	2,816,547
Series B, 7.50%	188,749	4,677,200
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	795,300
National Retail Properties, Inc.:
5.70%	46,124	1,142,953
Series D, 6.625%	46,667	1,231,542
New York Mortgage Trust, Inc. Series B, 7.75%	70,013	1,737,023
NorthStar Realty Finance Corp.:
Series B, 8.25%	16,301	417,632
Series C, 8.875%	105,295	2,777,682
Series D, 8.50%	44,213	1,149,538
Series E, 8.75%	70,920	1,858,813
Pebblebrook Hotel Trust:
Series A, 7.875%	119,000	3,076,150
Series B, 8.00%	37,400	994,840
Series C, 6.50%	67,026	1,756,081
Pennsylvania (REIT) 7.375%	55,408	1,468,312
Prologis, Inc. Series Q, 8.54%	15,800	994,413
PS Business Parks, Inc.:
Series R, 6.875%	1,100	28,435
Series S, 6.45%	5,665	149,443
Series T, 6.00%	26,000	662,220
Series U, 5.75%	102,483	2,541,578
Public Storage 6.375%	24,000	643,920
RAIT Financial Trust:
7.125%	62,863	1,562,774
7.625%	46,080	1,122,048
Regency Centers Corp.:
Series 6, 6.625%	31,239	812,839
Series 7, 6.00%	22,000	561,440
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Properties America, Inc. 7.00%	83,617	$ 2,160,663
Sabra Health Care REIT, Inc. Series A, 7.125%	80,000	2,172,000
Saul Centers, Inc. Series C, 6.875%	69,596	1,865,869
Senior Housing Properties Trust 5.625%	42,353	1,058,825
Stag Industrial, Inc. Series A, 9.00%	280,000	7,624,400
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,766,328
Sun Communities, Inc. Series A, 7.125%	59,000	1,548,750
Sunstone Hotel Investors, Inc. Series D, 8.00%	32,939	878,154
Taubman Centers, Inc. Series K, 6.25%	19,561	511,520
Terreno Realty Corp. Series A, 7.75%	81,048	2,137,236
UMH Properties, Inc. Series A, 8.25%	96,000	2,528,640
Urstadt Biddle Properties, Inc.:
6.75%	33,500	911,535
Series F, 7.125%	30,000	809,700
Weingarten Realty Investors (SBI) Series F, 6.50%	26,708	675,712
Wells Fargo Real Estate Investment Corp. 6.375% (a)	37,000	966,440
Winthrop Realty Trust 7.75%	60,000	1,529,400
WP Glimcher, Inc.:
6.875% (a)	3,183	83,745
7.50% (a)	53,575	1,379,556
8.125% (a)	40,977	1,034,669
		197,977,298
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	55,054	1,419,292
TOTAL FINANCIALS		200,172,179
TOTAL NONCONVERTIBLE PREFERRED STOCKS		202,460,602
TOTAL PREFERRED STOCKS (Cost $196,742,499)		209,421,721
Corporate Bonds - 25.3%
	Principal Amount	Value
Convertible Bonds - 5.3%
FINANCIALS - 5.3%
Consumer Finance - 0.4%
Zais Financial Partners LP 8% 11/15/16 (c)	$ 3,000,000	$ 3,112,500
Diversified Financial Services - 0.3%
RWT Holdings, Inc. 5.625% 11/15/19 (c)	2,360,000	2,409,914
Real Estate Investment Trusts - 3.9%
Annaly Capital Management, Inc. 5% 5/15/15	6,690,000	6,702,544
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	1,180,000	1,164,513
Ares Commercial Real Estate Corp. 7% 12/15/15	2,300,000	2,354,625
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	7,750,000	8,127,813
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (c)	3,000,000	2,855,625
Colony Financial, Inc. 3.875% 1/15/21	1,090,000	1,136,325
PennyMac Corp. 5.375% 5/1/20	1,810,000	1,730,813
RAIT Financial Trust 4% 10/1/33	5,150,000	4,322,781
Redwood Trust, Inc. 4.625% 4/15/18	2,200,000	2,129,875
Resource Capital Corp. 8% 1/15/20	1,500,000	1,435,779
Spirit Realty Capital, Inc. 3.75% 5/15/21	500,000	511,875
Starwood Property Trust, Inc. 3.75% 10/15/17	650,000	671,531
Starwood Waypoint Residential 4.5% 10/15/17 (c)	390,000	390,000
		33,534,099
Thrifts & Mortgage Finance - 0.7%
IAS Operating Partnership LP 5% 3/15/18 (c)	6,370,000	6,043,538
TOTAL FINANCIALS		45,100,051
Nonconvertible Bonds - 20.0%
CONSUMER DISCRETIONARY - 6.2%
Hotels, Restaurants & Leisure - 1.0%
FelCor Lodging LP 6.75% 6/1/19	1,375,000	1,433,438
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	1,555,000	1,640,525
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (c)	2,250,000	2,216,250
Times Square Hotel Trust 8.528% 8/1/26 (c)	2,532,417	3,324,775
		8,614,988
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 5.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (c)	$ 1,800,000	$ 1,683,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)	850,000	862,750
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (c)	395,000	404,875
D.R. Horton, Inc.:
4.375% 9/15/22	825,000	820,875
5.75% 8/15/23	490,000	526,750
6.5% 4/15/16	811,000	849,523
KB Home:
8% 3/15/20	2,395,000	2,511,756
9.1% 9/15/17	1,185,000	1,324,238
Lennar Corp.:
4.125% 12/1/18	1,220,000	1,213,900
4.5% 6/15/19	400,000	404,000
5.6% 5/31/15	1,216,000	1,230,835
6.95% 6/1/18	1,720,000	1,866,200
M/I Homes, Inc. 8.625% 11/15/18	6,764,000	7,034,560
Meritage Homes Corp.:
7% 4/1/22	2,005,000	2,115,275
7.15% 4/15/20	1,940,000	2,075,800
Ryland Group, Inc.:
6.625% 5/1/20	445,000	468,363
8.4% 5/15/17	1,446,000	1,617,713
Standard Pacific Corp.:
5.875% 11/15/24	630,000	625,275
8.375% 5/15/18	7,732,000	8,722,624
10.75% 9/15/16	1,914,000	2,150,858
William Lyon Homes, Inc.:
7% 8/15/22	820,000	828,200
8.5% 11/15/20	4,320,000	4,611,600
		43,948,970
TOTAL CONSUMER DISCRETIONARY		52,563,958
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - 12.3%
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	$ 820,000	$ 838,450
6% 8/1/20	3,500,000	3,661,350
		4,499,800
Real Estate Investment Trusts - 9.2%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	1,000,000	1,048,947
American Tower Corp. 3.4% 2/15/19	2,000,000	2,065,090
Camden Property Trust 5% 6/15/15	1,135,000	1,153,414
CBL & Associates LP 5.25% 12/1/23	2,000,000	2,221,196
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	917,000	955,343
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,537,500
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	475,000	483,313
CubeSmart LP 4.8% 7/15/22	1,000,000	1,125,691
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,159,444
DDR Corp.:
7.5% 7/15/18	2,407,000	2,837,213
9.625% 3/15/16	2,254,000	2,466,796
DuPont Fabros Technology LP 5.875% 9/15/21	2,000,000	2,075,000
Equity One, Inc.:
5.375% 10/15/15	405,000	416,467
6% 9/15/16	811,000	867,750
6.25% 1/15/17	811,000	879,746
Health Care Property Investors, Inc.:
6% 3/1/15	1,216,000	1,221,063
6.3% 9/15/16	3,850,000	4,160,272
7.072% 6/8/15	405,000	413,756
Health Care REIT, Inc. 4.125% 4/1/19	1,000,000	1,079,886
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	801,000	813,897
6.5% 1/17/17	506,000	553,273
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	407,423
5.85% 3/15/17	2,593,000	2,821,106
Hospitality Properties Trust:
5% 8/15/22	823,000	891,558
5.625% 3/15/17	1,248,000	1,340,222
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
6.7% 1/15/18	$ 811,000	$ 901,118
HRPT Properties Trust 6.25% 8/15/16	4,000,000	4,184,212
iStar Financial, Inc.:
3.875% 7/1/16	525,000	526,313
4% 11/1/17	2,500,000	2,443,750
5% 7/1/19	2,500,000	2,456,250
5.85% 3/15/17	825,000	845,625
5.875% 3/15/16	6,800,000	6,919,000
6.05% 4/15/15	2,887,000	2,901,435
7.125% 2/15/18	1,010,000	1,065,550
9% 6/1/17	2,430,000	2,673,000
Lexington Corporate Properties Trust 4.25% 6/15/23	2,500,000	2,628,578
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	1,685,000	1,811,375
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,830,634
Nationwide Health Properties, Inc. 6% 5/20/15	1,540,000	1,564,061
Omega Healthcare Investors, Inc.:
4.95% 4/1/24	627,000	673,624
7.5% 2/15/20	811,000	845,062
Potlatch Corp. 7.5% 11/1/19	811,000	928,595
Prologis LP 7.625% 7/1/17	1,268,000	1,426,273
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	987,122
Senior Housing Properties Trust:
4.75% 5/1/24	849,000	903,536
6.75% 4/15/20	576,000	662,080
6.75% 12/15/21	2,000,000	2,359,208
United Dominion Realty Trust, Inc. 5.25% 1/15/16	811,000	843,119
		78,374,886
Real Estate Management & Development - 2.3%
Brandywine Operating Partnership LP 6% 4/1/16	811,000	855,159
CBRE Group, Inc.:
5% 3/15/23	1,225,000	1,283,188
5.25% 3/15/25	625,000	662,500
Excel Trust LP 4.625% 5/15/24	501,000	535,664
First Industrial LP 5.75% 1/15/16	811,000	841,456
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (c)	800,000	766,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Host Hotels & Resorts LP 6% 10/1/21	$ 485,000	$ 567,670
Howard Hughes Corp. 6.875% 10/1/21 (c)	1,615,000	1,687,675
Hunt Companies, Inc. 9.625% 3/1/21 (c)	900,000	911,250
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,530,000	1,548,054
Mid-America Apartments LP:
3.75% 6/15/24	337,000	352,478
6.05% 9/1/16	1,216,000	1,308,825
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (c)	1,005,000	1,005,000
5.25% 12/1/21 (c)	1,280,000	1,260,800
Regency Centers LP:
5.25% 8/1/15	3,250,000	3,321,919
5.875% 6/15/17	486,000	535,072
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (c)	495,000	460,350
Ventas Realty LP/Ventas Capital Corp.:
3.125% 11/30/15	552,000	561,913
4% 4/30/19	597,000	641,485
		19,106,458
Thrifts & Mortgage Finance - 0.3%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (c)	1,025,000	1,070,997
Ocwen Financial Corp. 6.625% 5/15/19 (c)	1,920,000	1,488,000
		2,558,997
TOTAL FINANCIALS		104,540,141
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	295,000	308,275
7.75% 2/15/19	1,835,000	1,910,235
		2,218,510
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	$ 3,500,000	$ 3,683,750
5.5% 2/1/21	4,450,000	4,705,875
		8,389,625
TOTAL HEALTH CARE		10,608,135
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	785,000	804,625
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Plum Creek Timberlands LP 5.875% 11/15/15	1,621,000	1,681,159
TOTAL NONCONVERTIBLE BONDS		170,198,018
TOTAL CORPORATE BONDS (Cost $206,015,251)		215,298,069
Asset-Backed Securities - 2.1%

American Homes 4 Rent Series 2014-SFR3 Class E, 6.418% 12/17/36 (c)	1,657,000	1,761,322
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,157,924
Series 2002-2 Class M2, 9.163% 3/1/33	2,026,000	1,715,873
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,215,010	1,187,665
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (c)(d)	1,750,000	1,722,343
Series 2014-SFR1 Class F, 3.918% 6/17/31 (c)(d)	756,000	745,482
Series 2014-SFR3:
Class E, 4.662% 12/17/31 (c)(d)	842,000	856,717
Class F, 5.162% 12/17/31 (c)(d)	426,000	434,287
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,314,721	1,621,402
Mesa West Capital CDO Ltd. Series 2007-1A Class A2, 0.4583% 2/25/47 (c)(d)	1,186,203	1,163,309
Asset-Backed Securities - continued
	Principal Amount	Value
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	$ 212,363	$ 119,567
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.7072% 1/17/32 (c)(d)	780,000	785,150
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7546% 9/25/26 (c)(d)	2,432,000	2,343,718
Series 2006-1A Class H, 1.9046% 9/25/26 (c)(d)	2,470,622	2,439,739
TOTAL ASSET-BACKED SECURITIES (Cost $16,936,704)		18,054,498
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3577% 12/25/46 (c)(d)	811,000	914,815
Series 2010-K7 Class B, 5.4347% 4/25/20 (c)(d)	2,605,000	2,955,393
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (c)	128,848	133,526
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,404,364)		4,003,734
Commercial Mortgage Securities - 19.1%

Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (c)(d)	2,000,000	2,000,916
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.2832% 11/10/42 (d)	1,175,000	1,173,959
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4348% 3/11/39 (d)	2,432,000	2,500,082
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2006% 8/15/29 (c)(d)	500,000	473,845
Series 2014-CLMZ Class M, 5.8945% 8/15/29 (c)(d)	2,327,000	2,299,904
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9165% 8/15/26 (c)(d)	1,500,000	1,501,692
Carefree Portfolio Trust floater:
Series 2014-CARE Class E, 4.167% 11/15/19 (c)(d)	777,000	777,957
Series 2014-CMZA Class MZA, 6.1435% 11/15/19 (c)(d)	1,618,000	1,620,986
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (c)	1,621,000	1,738,535
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1061% 9/10/46 (c)(d)	$ 2,000,000	$ 2,032,128
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (c)	2,000,000	1,642,316
Series 2013-CR10 Class D, 4.958% 8/10/46 (c)(d)	1,300,000	1,294,666
Series 2013-CR12 Class D, 5.0853% 10/10/46 (c)(d)	2,900,000	2,974,089
Series 2013-CR9 Class D, 4.2592% 7/10/45 (c)(d)	2,397,000	2,325,088
Series 2013-LC6 Class D, 4.2879% 1/10/46 (c)(d)	1,912,000	1,868,315
Series 2014-UBS2 Class D, 5.0157% 3/10/47 (c)(d)	537,000	530,189
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.2774% 5/10/43 (c)(d)	2,000,000	2,047,204
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (c)	1,387,727	1,339,373
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (d)	2,000,000	2,035,564
Series 2012-CR1:
Class C, 5.3596% 5/15/45 (d)	3,000,000	3,405,768
Class D, 5.3596% 5/15/45 (c)(d)	1,350,000	1,450,116
Series 2012-CR2 Class D, 4.8575% 8/15/45 (c)(d)	500,000	544,345
Series 2012-LC4:
Class C, 5.6468% 12/10/44 (d)	780,000	893,743
Class D, 5.6468% 12/10/44 (c)(d)	2,830,000	3,097,964
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (c)	508,834	526,094
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.5573% 11/10/46 (c)(d)	2,450,000	2,727,989
Class G, 4.652% 11/10/46 (c)	2,157,000	1,913,253
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31	6,074	6,069
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (c)	2,000,000	2,074,806
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5752% 12/25/43 (d)(e)	4,947,000	653,598
Series K012 Class X3, 2.288% 1/25/41 (d)(e)	2,846,999	336,769
Series K013 Class X3, 2.8068% 1/25/43 (d)(e)	4,806,000	703,445
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (d)	547,767	547,884
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (d)	556,041	598,057
GP Portfolio Trust Series 2014-GPP Class E, 4.017% 2/15/27 (c)(d)	615,000	612,223
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2225% 12/10/43 (c)(d)	$ 2,000,000	$ 2,157,414
Series 2012-GC6 Class C, 5.6379% 1/10/45 (c)(d)	2,400,000	2,745,925
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (d)	3,500,000	4,011,397
Class D, 5.7228% 5/10/45 (c)(d)	2,500,000	2,697,315
Class E, 5% 5/10/45 (c)	1,760,000	1,670,368
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (c)(d)	843,000	857,524
Series 2013-GC16:
Class D, 5.323% 11/10/46 (c)(d)	3,250,000	3,349,853
Class F, 3.5% 11/10/46 (c)	1,428,000	1,120,059
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4108% 7/15/29 (c)(d)	639,000	623,175
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (c)(d)	4,250,000	4,364,857
Invitation Homes Trust floater Series 2013-SFR1 Class E, 2.9% 12/17/30 (c)(d)	1,500,000	1,449,049
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6564% 1/12/37 (c)(d)	756,000	763,731
Series 2009-IWST Class D, 7.4453% 12/5/27 (c)(d)	2,779,000	3,382,110
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (c)	2,620,000	2,784,707
Series 2010-CNTR Class D, 6.1838% 8/5/32 (c)(d)	1,216,000	1,415,170
Series 2012-CBX:
Class C, 5.2402% 6/15/45 (d)	1,240,000	1,383,659
Class G 4% 6/15/45 (c)	805,000	622,579
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-JWRZ Class E, 3.9065% 4/15/30 (c)(d)	1,280,000	1,281,176
Series 2014-FBLU Class E, 3.661% 12/15/28 (c)(d)	2,000,000	1,997,176
Series 2014-INN:
Class E, 3.767% 6/15/29 (c)(d)	1,059,000	1,060,433
Class F, 4.167% 6/15/29 (c)(d)	1,255,000	1,259,243
Series 2005-LDP2 Class C, 4.911% 7/15/42 (d)	4,000,000	4,022,864
Series 2011-C4 Class E, 5.3968% 7/15/46 (c)(d)	1,390,000	1,532,133
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40	4,760,000	4,793,515
Series 2005-C7 Class AJ, 5.323% 11/15/40 (d)	1,240,000	1,270,490
Series 2005-C1 Class E, 4.924% 2/15/40	1,000,000	1,001,969
Series 2006-C4 Class AJ, 5.8531% 6/15/38 (d)	2,511,000	2,612,540
Commercial Mortgage Securities - continued
	Principal Amount	Value
LSTAR Commercial Mortgage Trust Series 2011-1 Class D, 5.3544% 6/25/43 (c)(d)	$ 1,564,000	$ 1,585,626
Mach One Trust LLC Series 2004-1A Class H, 6.2229% 5/28/40 (c)(d)	540,000	545,400
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (c)	819	819
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6617% 11/15/45 (c)(d)	2,000,000	2,110,712
Series 2013-C12 Class D, 4.7686% 10/15/46 (c)(d)	1,500,000	1,489,503
Series 2013-C13 Class D, 4.8954% 11/15/46 (c)(d)	2,500,000	2,495,323
Series 2013-C7 Class E, 4.3017% 2/15/46 (c)(d)	1,490,000	1,328,518
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	4,011,648
Series 2012-C4 Class E, 5.525% 3/15/45 (c)(d)	2,250,000	2,422,280
Series 1997-RR Class F, 7.4345% 4/30/39 (c)(d)	180,227	180,678
Series 1998-CF1 Class G, 7.35% 7/15/32 (c)	1,799,550	1,766,052
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,453,972
Series 2011-C1 Class C, 5.2512% 9/15/47 (c)(d)	2,000,000	2,253,046
Series 2011-C2:
Class D, 5.304% 6/15/44 (c)(d)	1,532,000	1,694,340
Class E, 5.304% 6/15/44 (c)(d)	1,946,000	2,092,034
Class F, 5.304% 6/15/44 (c)(d)	1,467,000	1,433,187
Class XB, 0.4589% 6/15/44 (c)(d)(e)	51,641,000	1,454,417
Series 2011-C3 Class C, 5.1828% 7/15/49 (c)(d)	2,000,000	2,222,734
Series 2012-C4 Class D, 5.525% 3/15/45 (c)(d)	1,640,000	1,822,342
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	1,209,728	1,570,227
RBSCF Trust Series 2010-MB1 Class D, 5.1367% 4/15/24 (c)(d)	2,687,000	2,693,599
SCG Trust Series 2013-SRP1 Class D, 3.4999% 11/15/26 (c)(d)	1,000,000	978,494
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (c)	2,026,000	2,117,506
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5426% 5/10/45 (c)(d)	645,000	689,277
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (c)(d)	1,460,000	1,461,321
Wachovia Bank Commercial Mortgage Trust Series 2004-C12 Class D, 5.4173% 7/15/41 (d)	615,613	616,227
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (c)	2,100,000	2,349,551
Commercial Mortgage Securities - continued
	Principal Amount	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2011-C3:
Class D, 5.5496% 3/15/44 (c)(d)	$ 1,000,000	$ 1,099,016
Series 2011-C5:
Class C, 5.6349% 11/15/44 (c)(d)	1,250,000	1,435,220
Class F, 5.25% 11/15/44 (c)(d)	2,000,000	1,893,542
Class G, 5.25% 11/15/44 (c)(d)	1,000,000	887,100
Series 2012-C10 Class E, 4.4581% 12/15/45 (c)(d)	910,000	805,658
Series 2012-C7 Class D, 4.8452% 6/15/45 (c)(d)	620,000	668,278
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $144,020,429)		162,127,009
Bank Loan Obligations - 7.6%

CONSUMER DISCRETIONARY - 2.4%
Hotels, Restaurants & Leisure - 1.7%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	3,217,500	3,068,691
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	1,547,225	1,427,315
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (d)	825,067	819,952
Cooper Hotel Group 12% 11/6/17	2,317,699	2,433,584
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (d)	405,000	403,988
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (d)	4,001,462	3,961,447
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (d)	2,200,588	2,184,084
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (d)	238,791	234,911
		14,533,972
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (d)	1,705,000	1,675,163
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)	2,602,981	2,573,697
Bank Loan Obligations - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (d)	$ 1,332,800	$ 1,319,472
TOTAL CONSUMER DISCRETIONARY		20,102,304
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (d)	1,275,000	1,267,031
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (d)	845,000	847,113
FINANCIALS - 2.4%
Diversified Financial Services - 0.8%
Blackstone 9.98% 10/1/17	7,324,206	7,324,207
Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (d)	2,462,406	2,397,768
Real Estate Management & Development - 0.8%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (d)	76,461	75,122
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (d)	6,893,657	6,790,252
		6,865,374
Thrifts & Mortgage Finance - 0.5%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (d)	4,318,669	4,021,761
TOTAL FINANCIALS		20,609,110
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (d)	282,925	282,925
Tranche E, term loan 3.4856% 1/25/17 (d)	106,150	105,619
Bank Loan Obligations - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (d)	$ 2,140,000	$ 2,148,025
Skilled Healthcare Group, Inc. term loan 7.1398% 4/9/16 (d)	2,179,181	2,173,734
		4,710,303
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.2%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (d)	1,995,000	1,997,594
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (d)	3,076,191	3,076,191
TOTAL INDUSTRIALS		5,073,785
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (d)	1,946,491	1,912,992
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (d)	2,402,925	2,363,877
		4,276,869
UTILITIES - 0.9%
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (d)	989,979	963,992
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (d)	1,022,036	1,016,926
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (d)	989,630	977,260
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	1,709,130	1,674,948
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (d)	535,000	532,325
		5,165,451
Bank Loan Obligations - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Renewable Electricity Producers - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (d)	$ 1,980,000	$ 1,960,200
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	989,950	900,854
		2,861,054
TOTAL UTILITIES		8,026,505
TOTAL BANK LOAN OBLIGATIONS (Cost $65,495,917)		64,913,020
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $32,036,918)	32,036,918	32,036,918
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $769,353,527)		845,538,458
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,448,837
NET ASSETS - 100%		$ 849,987,295
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,105,215 or 20.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,513
Fidelity Securities Lending Cash Central Fund	834
Total	$ 24,347
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,288,423	$ 2,288,423	$ -	$ -
Financials	346,816,787	338,861,255	7,955,532	-
Corporate Bonds	215,298,069	-	215,298,069	-
Asset-Backed Securities	18,054,498	-	18,054,498	-
Collateralized Mortgage Obligations	4,003,734	-	4,003,734	-
Commercial Mortgage Securities	162,127,009	-	162,127,009	-
Bank Loan Obligations	64,913,020	-	62,000,326	2,912,694
Money Market Funds	32,036,918	32,036,918	-	-
Total Investments in Securities:	$ 845,538,458	$ 373,186,596	$ 469,439,168	$ 2,912,694
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 2,707,064
Net Realized Gain (Loss) on Investment Securities	(1,054,855)
Net Unrealized Gain (Loss) on Investment Securities	1,127,015
Cost of Purchases	-
Proceeds of Sales	(21,064)
Amortization/Accretion	(51,096)
Transfers into Level 3	-
Transfers out of Level 3	(2,707,064)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ -
Bank Loan Obligations
Beginning Balance	$ 12,296,701
Net Realized Gain (Loss) on Investment Securities	1,012
Net Unrealized Gain (Loss) on Investment Securities	8,336
Cost of Purchases	305,381
Proceeds of Sales	(2,282,582)
Amortization/Accretion	(12,724)
Transfers into Level 3	116,923
Transfers out of Level 3	(7,520,353)
Ending Balance	$ 2,912,694
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 8,336

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.6%
AAA,AA,A	5.4%
BBB	14.0%
BB	11.4%
B	12.2%
CCC,CC,C	1.3%
Not Rated	9.7%
Equities	41.1%
Short-Term Investments and Net Other Assets	4.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $737,316,609)	$ 813,501,540
Fidelity Central Funds (cost $32,036,918)	32,036,918
Total Investments (cost $769,353,527)		$ 845,538,458
Cash		353,914
Receivable for fund shares sold		377,801
Dividends receivable		484,351
Interest receivable		4,685,121
Distributions receivable from Fidelity Central Funds		3,719
Prepaid expenses		1,252
Other receivables		2,788
Total assets		851,447,404

Liabilities
Payable for investments purchased	$ 670,776
Payable for fund shares redeemed	267,005
Accrued management fee	387,117
Other affiliated payables	85,776
Other payables and accrued expenses	49,435
Total liabilities		1,460,109

Net Assets		$ 849,987,295
Net Assets consist of:
Paid in capital		$ 769,353,479
Undistributed net investment income		3,365,494
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,083,394
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,184,928
Net Assets		$ 849,987,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)
Series Real Estate Income: Net Asset Value, offering price and redemption price per share ($411,403,943 ÷ 36,276,002 shares)	$ 11.34

Class F: Net Asset Value, offering price and redemption price per share ($438,583,352 ÷ 38,668,494 shares)	$ 11.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)
Investment Income
Dividends		$ 10,032,313
Interest		15,879,578
Income from Fidelity Central Funds		24,347
Total income		25,936,238

Expenses
Management fee	$ 2,302,874
Transfer agent fees	334,446
Accounting and security lending fees	182,735
Custodian fees and expenses	8,383
Independent trustees' compensation	1,757
Audit	41,857
Legal	1,498
Miscellaneous	2,615
Total expenses before reductions	2,876,165
Expense reductions	(1,600)	2,874,565
Net investment income (loss)		23,061,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,325,698
Foreign currency transactions	(728)
Total net realized gain (loss)		3,324,970
Change in net unrealized appreciation (depreciation) on: Investment securities	14,142,248
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		14,142,250
Net gain (loss)		17,467,220
Net increase (decrease) in net assets resulting from operations		$ 40,528,893

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,061,673	$ 42,642,966
Net realized gain (loss)	3,324,970	24,118,024
Change in net unrealized appreciation (depreciation)	14,142,250	(161,306)
Net increase (decrease) in net assets resulting from operations	40,528,893	66,599,684
Distributions to shareholders from net investment income	(28,801,194)	(42,834,154)
Distributions to shareholders from net realized gain	(20,829,892)	(17,262,908)
Total distributions	(49,631,086)	(60,097,062)
Share transactions - net increase (decrease)	30,093,675	15,810,740
Total increase (decrease) in net assets	20,991,482	22,313,362

Net Assets
Beginning of period	828,995,813	806,682,451
End of period (including undistributed net investment income of $3,365,494 and undistributed net investment income of $9,105,015, respectively)	$ 849,987,295	$ 828,995,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Real Estate Income

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.41	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.31	.58	.67	.47
Net realized and unrealized gain (loss)	.23	.31	.46	.97
Total from investment operations	.54	.89	1.13	1.44
Distributions from net investment income	(.39)	(.59)	(.66)	(.33)
Distributions from net realized gain	(.29)	(.24)	(.16)	(.01)
Total distributions	(.67) I	(.83)	(.82)	(.34)
Net asset value, end of period	$ 11.34	$ 11.47	$ 11.41	$ 11.10
Total Return B, C	4.94%	8.33%	10.50%	14.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.77%	.79%	.80% A
Expenses net of fee waivers, if any	.77% A	.77%	.79%	.80% A
Expenses net of all reductions	.77% A	.77%	.79%	.80% A
Net investment income (loss)	5.42% A	5.15%	5.85%	5.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 411,404	$ 409,084	$ 415,192	$ 416,151
Portfolio turnover rate F	16% A	33%	25%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.67 per share is comprised of distributions from net investment income of $.386 and distributions from net realized gain of $.288 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 11.41	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.31	.60	.69	.48
Net realized and unrealized gain (loss)	.24	.32	.45	.98
Total from investment operations	.55	.92	1.14	1.46
Distributions from net investment income	(.40)	(.60)	(.68)	(.34)
Distributions from net realized gain	(.29)	(.24)	(.16)	(.01)
Total distributions	(.69)	(.85) I	(.84)	(.35)
Net asset value, end of period	$ 11.34	$ 11.48	$ 11.41	$ 11.11
Total Return B, C	4.95%	8.60%	10.60%	14.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.61% A	.61%	.61%	.62% A
Expenses net of fee waivers, if any	.61% A	.61%	.61%	.62% A
Expenses net of all reductions	.61% A	.61%	.61%	.62% A
Net investment income (loss)	5.59% A	5.32%	6.02%	5.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 438,583	$ 419,911	$ 391,490	$ 286,854
Portfolio turnover rate F	16% A	33%	25%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.85 per share is comprised of distributions from net investment income of $.604 and distributions from net realized gain of $.242 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Real Estate Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 84,176,398
Gross unrealized depreciation	(8,023,349)
Net unrealized appreciation (depreciation) on securities	$ 76,153,049

Tax cost	$ 769,385,409

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $80,245,287 and $62,692,755, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Real Estate Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Real Estate Income	$ 334,446.16

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $284 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $571 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is

Semiannual Report

7. Security Lending - continued

presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $834. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,247 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $337.

In addition, the investment adviser reimbursed certain Series Real Estate Income expenses during the period in the amount of $16.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Series Real Estate Income	$ 13,807,418	$ 21,286,598
Class F	14,993,776	21,547,556
Total	$ 28,801,194	$ 42,834,154
From net realized gain
Series Real Estate Income	$ 10,207,221	$ 8,798,960
Class F	10,622,671	8,463,948
Total	$ 20,829,892	$ 17,262,908

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Series Real Estate Income
Shares sold	922,359	5,096,461	$ 10,413,452	$ 56,759,758
Reinvestment of distributions	2,157,358	2,752,035	24,014,640	30,085,558
Shares redeemed	(2,454,155)	(8,601,530)	(27,646,677)	(95,963,309)
Net increase (decrease)	625,562	(753,034)	$ 6,781,415	$ (9,117,993)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class F
Shares sold	2,283,321	7,066,532	$ 25,759,675	$ 79,103,585
Reinvestment of distributions	2,301,458	2,743,696	25,616,447	30,011,504
Shares redeemed	(2,501,109)	(7,540,879)	(28,063,862)	(84,186,356)
Net increase (decrease)	2,083,670	2,269,349	$ 23,312,260	$ 24,928,733

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SRE-SANN-0315
1.924313.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate Income
Fund - Class A, Class T, and Class C

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of Fidelity® Real Estate Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.04%
Actual		$ 1,000.00	$ 1,054.10	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.96	$ 5.30
Class T	1.07%
Actual		$ 1,000.00	$ 1,054.90	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class C	1.79%
Actual		$ 1,000.00	$ 1,050.20	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.18	$ 9.10
Real Estate Income	.82%
Actual		$ 1,000.00	$ 1,055.10	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,055.70	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Equity Lifestyle Properties, Inc.	3.0	2.7
Acadia Realty Trust (SBI)	2.9	2.4
MFA Financial, Inc.	2.9	3.2
Ventas, Inc.	1.4	1.6
WP Carey, Inc.	1.1	0.9
	11.3
Top 5 Bonds as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20	0.9	0.9
Annaly Capital Management, Inc. 5% 5/15/15	0.7	0.8
IAS Operating Partnership LP 5% 3/15/18	0.7	0.6
Standard Pacific Corp. 8.375% 5/15/18	0.7	0.8
iStar Financial, Inc. 5.875% 3/15/16	0.6	0.7
	3.6
Top Five REIT Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	17.2	17.3
REITs - Shopping Centers	7.2	6.3
REITs - Health Care	7.0	6.9
REITs - Management/Investment	5.6	9.0
REITs - Apartments	4.8	4.9
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Common Stocks 30.8%		Common Stocks 31.4%
	Preferred Stocks 17.6%		Preferred Stocks 16.7%
	Bonds 30.7%		Bonds 32.8%
	Convertible Securities 5.5%		Convertible Securities 4.5%
	Other Investments 7.9%		Other Investments 7.8%
	Short-Term Investments and Net Other Assets (Liabilities) 7.5%		Short-Term Investments and Net Other Assets (Liabilities) 6.8%
* Foreign investments	1.3%	** Foreign investments	2.6%

Semiannual Report

Investments January 31, 2015

Showing Percentage of Net Assets

Common Stocks - 30.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)(k)	4,620	$ 7,174,629
FINANCIALS - 30.6%
Capital Markets - 0.5%
Ellington Financial LLC	1,114,700	23,352,965
Real Estate Investment Trusts - 29.4%
Acadia Realty Trust (SBI) (g)	3,700,949	133,937,344
AG Mortgage Investment Trust, Inc.	781,700	14,375,463
American Realty Capital Properties, Inc.	785,434	7,277,046
American Tower Corp.	171,300	16,607,535
Annaly Capital Management, Inc.	1,193,000	12,598,080
Anworth Mortgage Asset Corp.	1,572,210	8,159,770
Apartment Investment & Management Co. Class A	1,195,700	47,660,602
Arbor Realty Trust, Inc. (g)	3,068,975	21,329,376
AvalonBay Communities, Inc.	149,500	25,862,005
Boardwalk (REIT)	136,200	6,573,657
CBL & Associates Properties, Inc.	2,180,373	44,959,291
Cedar Shopping Centers, Inc.	830,510	6,610,860
Chambers Street Properties	1,349,993	11,407,441
CYS Investments, Inc.	2,094,739	18,517,493
Douglas Emmett, Inc.	564,100	16,065,568
Dynex Capital, Inc.	2,039,943	17,074,323
EastGroup Properties, Inc.	81,700	5,281,088
Ellington Residential Mortgage REIT	260,000	4,269,200
Equity Lifestyle Properties, Inc.	2,555,260	139,849,378
Equity Residential (SBI)	304,200	23,608,962
Excel Trust, Inc.	2,133,328	29,951,925
Extra Space Storage, Inc.	230,700	15,226,200
First Potomac Realty Trust	1,381,615	17,684,672
Five Oaks Investment Corp.	479,100	5,241,354
H&R REIT/H&R Finance Trust	375,100	7,208,580
Hatteras Financial Corp.	787,600	14,318,568
Lexington Corporate Properties Trust	4,251,582	48,510,551
LTC Properties, Inc.	386,713	18,144,574
MFA Financial, Inc.	16,938,293	132,796,217
Mid-America Apartment Communities, Inc.	600,300	47,615,796
Monmouth Real Estate Investment Corp. Class A	950,073	11,220,362
National Retail Properties, Inc.	244,200	10,461,528
New Senior Investment Group, Inc.	1,476,243	24,417,059
Newcastle Investment Corp.	1,447,930	6,414,330
NorthStar Realty Finance Corp.	240,300	4,544,073
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Piedmont Office Realty Trust, Inc. Class A	551,300	$ 10,766,889
Potlatch Corp.	434,400	17,315,184
Prologis, Inc.	371,987	16,791,493
Redwood Trust, Inc. (f)	160,900	3,206,737
Sabra Health Care REIT, Inc.	319,000	10,431,300
Select Income (REIT)	473,800	11,783,406
Senior Housing Properties Trust (SBI)	2,048,800	47,716,552
Simon Property Group, Inc.	161,500	32,083,590
Store Capital Corp.	484,300	11,119,528
Terreno Realty Corp.	1,728,064	39,399,859
Two Harbors Investment Corp.	1,821,280	18,795,610
Ventas, Inc.	808,246	64,506,113
Washington REIT (SBI)	224,300	6,439,653
Weyerhaeuser Co.	704,500	25,256,325
WP Carey, Inc.	678,500	48,723,085
WP Glimcher, Inc.	997,963	17,643,986
		1,357,759,581
Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc. Class A	257,600	13,126,308
Kennedy-Wilson Holdings, Inc.	664,021	17,656,318
		30,782,626
TOTAL FINANCIALS		1,411,895,172
TOTAL COMMON STOCKS (Cost $1,154,404,476)		1,419,069,801
Preferred Stocks - 18.6%

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	50,000	5,187,500
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. Series D 7.00%	195,000	5,685,459
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Commonwealth 6.50% (a)	1,900	$ 46,227
Excel Trust, Inc. 7.00% (a)(h)	248,200	6,701,400
Health Care REIT, Inc. Series I, 6.50% (a)	46,800	3,334,500
Lexington Corporate Properties Trust Series C, 6.50% (a)	468,742	22,895,141
		38,662,727
TOTAL CONVERTIBLE PREFERRED STOCKS		43,850,227
Nonconvertible Preferred Stocks - 17.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	128,353	3,325,626
FINANCIALS - 17.5%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,489,918
Real Estate Investment Trusts - 17.2%
AG Mortgage Investment Trust, Inc.:
8.00%	532,287	13,142,166
8.25%	29,309	742,690
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,820,002
American Capital Agency Corp.:
8.00%	200,000	5,338,000
Series B, 7.75%	360,200	9,077,040
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,260,654
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
American Homes 4 Rent:
Series A, 5.00%	425,887	10,762,164
Series B, 5.00%	237,005	5,996,227
Series C, 5.50%	733,281	18,434,684
American Realty Capital Properties, Inc. Series F, 6.70%	1,353,701	31,229,882
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,502,004
Series C, 7.625%	289,533	7,342,557
Series D, 7.50%	621,976	15,785,751
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,867,698
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	$ 9,842,650
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,928,838
Arbor Realty Trust, Inc.:
7.375% (g)	430,605	10,790,961
Series A, 8.25% (g)	189,089	4,765,043
Series B, 7.75% (g)	240,000	5,891,760
Series C, 8.50% (g)	100,000	2,557,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,710,744
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,208,840
Series E, 9.00%	140,751	3,729,902
Boston Properties, Inc. 5.25%	10,915	272,438
Brandywine Realty Trust Series E, 6.90%	95,000	2,585,900
Campus Crest Communities, Inc. Series A, 8.00%	256,817	6,708,060
Capstead Mortgage Corp. Series E, 7.50%	202,984	5,090,839
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,478,801
Series E, 6.625%	222,063	5,840,257
Cedar Shopping Centers, Inc. Series B, 7.25%	399,750	10,473,450
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,260,115
Colony Financial, Inc.:
Series A, 8.50%	283,920	7,523,880
Series B, 7.50%	86,432	2,205,745
Coresite Realty Corp. Series A, 7.25%	369,799	9,707,224
Corporate Office Properties Trust Series L, 7.375%	161,840	4,353,496
CubeSmart Series A, 7.75%	40,000	1,092,400
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,853,697
Series B, 7.50%	446,667	10,519,008
DDR Corp.:
Series J, 6.50%	340,721	9,114,287
Series K, 6.25%	228,888	6,017,466
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,708,699
Series G, 5.875%	145,444	3,529,926
Series H, 7.375%	50,000	1,361,000
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	10,021,801
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,156,774
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Dynex Capital, Inc.: - continued
Series B, 7.625%	252,120	$ 6,113,910
Equity Commonwealth Series E, 7.25%	648,952	16,684,556
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,675,344
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,066,800
Excel Trust, Inc. Series B, 8.125%	400,000	10,876,000
First Potomac Realty Trust 7.75%	415,296	10,901,520
Five Oaks Investment Corp. Series A, 8.75%	100,000	2,530,000
General Growth Properties, Inc. Series A, 6.375%	166,463	4,283,093
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,991,740
Hatteras Financial Corp. Series A, 7.625%	514,725	12,482,081
Health Care REIT, Inc. Series J, 6.50%	81,600	2,189,328
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,305,632
Series C, 6.875%	50,000	1,325,000
Hospitality Properties Trust Series D, 7.125%	40,800	1,097,112
Hudson Pacific Properties, Inc. 8.375%	394,069	10,541,346
Inland Real Estate Corp.:
Series A, 8.125%	423,500	11,328,625
Series B, 6.95%	245,000	6,374,900
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	3,081,083
Series B, 7.75%	496,477	12,233,193
Investors Real Estate Trust Series B, 7.95%	126,572	3,363,018
iStar Financial, Inc.:
Series E, 7.875%	188,696	4,698,530
Series F, 7.80%	418,693	10,341,717
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,297,590
Series H, 6.375%	143,296	3,811,674
Kite Realty Group Trust 8.25%	96,100	2,522,625
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,682,486
Series I, 6.375%	354,698	9,246,977
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	3,105,000
Series B, 7.625%	31,240	718,520
MFA Financial, Inc.:
8.00%	538,930	13,958,287
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc.: - continued
Series B, 7.50%	614,532	$ 15,228,103
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,096,800
Series B, 7.875%	95,000	2,518,450
National Retail Properties, Inc.:
5.70%	376,404	9,327,291
Series D, 6.625%	222,138	5,862,222
New York Mortgage Trust, Inc. Series B, 7.75%	239,697	5,946,883
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	5,782,639
Series C, 8.875%	277,101	7,309,924
Series D, 8.50%	233,915	6,081,790
Series E, 8.75%	366,972	9,618,336
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,650,200
Series B, 8.00%	185,085	4,923,261
Series C, 6.50%	183,140	4,798,268
Pennsylvania (REIT) 7.375%	100,510	2,663,515
Prologis, Inc. Series Q, 8.54%	94,446	5,944,195
PS Business Parks, Inc.:
Series R, 6.875%	116,903	3,021,943
Series S, 6.45%	93,809	2,474,681
Series T, 6.00%	198,899	5,065,958
Series U, 5.75%	600	14,880
Public Storage:
5.875% (a)	17,294	444,629
6.375%	122,000	3,273,260
RAIT Financial Trust:
7.125%	322,126	8,008,052
7.625%	224,590	5,468,767
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,972,239
Series 7, 6.00%	125,050	3,191,276
Resource Capital Corp. 8.625%	156,870	3,608,010
Retail Properties America, Inc. 7.00%	394,411	10,191,580
Sabra Health Care REIT, Inc. Series A, 7.125%	298,123	8,094,039
Saul Centers, Inc. Series C, 6.875%	315,478	8,457,965
Senior Housing Properties Trust 5.625%	283,543	7,088,575
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc.:
Series A, 9.00%	280,000	$ 7,624,400
Series B, 6.625%	80,300	2,071,740
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,796,050
Series B, 7.875%	190,173	5,326,746
Series C, 7.125%	153,212	4,092,293
Sun Communities, Inc. Series A, 7.125%	375,000	9,843,750
Sunstone Hotel Investors, Inc. Series D, 8.00%	129,723	3,458,415
Taubman Centers, Inc. Series K, 6.25%	157,322	4,113,970
Terreno Realty Corp. Series A, 7.75%	213,690	5,635,005
UMH Properties, Inc. Series A, 8.25%	600,000	15,804,000
Urstadt Biddle Properties, Inc.:
6.75%	160,000	4,353,600
Series F, 7.125%	210,000	5,667,900
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,260,269
Wells Fargo Real Estate Investment Corp. 6.375% (a)	221,000	5,772,520
Winthrop Realty Trust 7.75%	360,000	9,176,400
WP Glimcher, Inc.:
6.875% (a)	256,115	6,738,386
7.50% (a)	198,527	5,112,070
8.125% (a)	109,192	2,757,098
		796,162,574
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,290,178
TOTAL FINANCIALS		808,942,670
TOTAL NONCONVERTIBLE PREFERRED STOCKS		812,268,296
TOTAL PREFERRED STOCKS (Cost $819,520,265)		856,118,523
Corporate Bonds - 20.1%
		Principal Amount (e)	Value
Convertible Bonds - 4.5%
FINANCIALS - 4.5%
Consumer Finance - 0.0%
Zais Financial Partners LP 8% 11/15/16 (h)		$ 2,000,000	$ 2,075,000
Diversified Financial Services - 0.3%
RWT Holdings, Inc. 5.625% 11/15/19 (h)		12,190,000	12,447,819
Real Estate Investment Trusts - 3.5%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	31,454,868
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		5,600,000	5,526,500
Ares Commercial Real Estate Corp. 7% 12/15/15		14,700,000	15,049,125
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18		5,750,000	6,030,313
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		11,900,000	11,327,313
Colony Financial, Inc.:
3.875% 1/15/21		9,910,000	10,331,175
5% 4/15/23		9,000,000	9,849,375
PennyMac Corp. 5.375% 5/1/20		9,690,000	9,266,063
RAIT Financial Trust 4% 10/1/33		32,665,000	27,418,184
Redwood Trust, Inc. 4.625% 4/15/18		11,200,000	10,843,000
Resource Capital Corp. 8% 1/15/20		15,200,000	14,549,227
Spirit Realty Capital, Inc. 3.75% 5/15/21		2,400,000	2,457,000
Starwood Property Trust, Inc. 3.75% 10/15/17		3,230,000	3,336,994
Starwood Waypoint Residential 4.5% 10/15/17 (h)		1,965,000	1,965,000
			159,404,137
Thrifts & Mortgage Finance - 0.7%
IAS Operating Partnership LP 5% 3/15/18 (h)		33,140,000	31,441,575
TOTAL FINANCIALS			205,368,531
Nonconvertible Bonds - 15.6%
CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 0.6%
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	2,035,000
6.75% 6/1/19		5,875,000	6,124,688
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21		4,000,000	4,220,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (h)		4,500,000	4,432,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		$ 2,000,000	$ 2,005,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,127,324	10,670,248
			29,487,436
Household Durables - 4.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		10,500,000	9,817,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		2,620,000	2,659,300
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,655,375
D.R. Horton, Inc.:
4.375% 9/15/22		4,175,000	4,154,125
4.75% 5/15/17		2,000,000	2,075,000
5.75% 8/15/23		2,510,000	2,698,250
KB Home:
8% 3/15/20		8,465,000	8,877,669
9.1% 9/15/17		4,985,000	5,570,738
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,492,400
4.5% 6/15/19		1,830,000	1,848,300
5.6% 5/31/15		6,000,000	6,073,200
6.5% 4/15/16		4,000,000	4,180,000
6.95% 6/1/18		14,280,000	15,493,800
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	27,097,200
Meritage Homes Corp.:
7% 4/1/22		7,525,000	7,938,875
7.15% 4/15/20		7,060,000	7,554,200
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,636,638
8.4% 5/15/17		5,420,000	6,063,625
Standard Pacific Corp.:
5.875% 11/15/24		3,250,000	3,225,625
7% 8/15/15		4,000,000	4,060,000
8.375% 5/15/18		27,853,000	31,421,526
10.75% 9/15/16		4,910,000	5,517,613
WCI Communities, Inc. 6.875% 8/15/21		1,845,000	1,840,388
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
William Lyon Homes, Inc.:
7% 8/15/22		$ 4,180,000	$ 4,221,800
8.5% 11/15/20		15,550,000	16,599,625
			187,772,772
TOTAL CONSUMER DISCRETIONARY			217,260,208
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		602,053	668,279
FINANCIALS - 10.2%
Diversified Financial Services - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,680,000	3,762,800
6% 8/1/20		6,000,000	6,276,600
			10,039,400
Real Estate Investment Trusts - 7.0%
American Campus Communities Operating Partnership LP 4.125% 7/1/24		2,000,000	2,097,894
American Tower Corp. 3.4% 2/15/19		1,000,000	1,032,545
ARC Properties Operating Partnership LP 4.6% 2/6/24		7,000,000	6,820,765
Camden Property Trust 5% 6/15/15		1,100,000	1,117,846
CBL & Associates LP 5.25% 12/1/23		1,000,000	1,110,598
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		2,526,000	2,631,622
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	4,100,000
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		2,300,000	2,340,250
CubeSmart LP 4.8% 7/15/22		2,000,000	2,251,382
DDR Corp.:
5.5% 5/1/15		4,000,000	4,041,620
7.5% 4/1/17		6,000,000	6,717,906
7.5% 7/15/18		8,756,000	10,320,995
7.875% 9/1/20		4,637,000	5,820,529
9.625% 3/15/16		3,836,000	4,198,149
DuPont Fabros Technology LP 5.875% 9/15/21		1,000,000	1,037,500
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,599,099
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.: - continued
6.25% 1/15/17		$ 3,000,000	$ 3,254,301
Equity Residential 5.125% 3/15/16		7,201,000	7,543,163
HCP, Inc. 3.75% 2/1/16		10,000,000	10,272,390
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,254,762
6% 3/1/15		1,000,000	1,004,164
6% 1/30/17		2,383,000	2,600,725
7.072% 6/8/15		1,500,000	1,532,430
Health Care REIT, Inc.:
3.625% 3/15/16		14,685,000	15,112,510
4.125% 4/1/19		2,000,000	2,159,772
6.2% 6/1/16		2,750,000	2,934,690
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	4,086,758
5.75% 1/15/21		3,095,000	3,545,388
6.5% 1/17/17		2,875,000	3,143,594
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,665,979
5.85% 3/15/17		2,800,000	3,046,316
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,441,650
5.625% 3/15/17		915,000	982,615
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	4,880,495
6.25% 8/15/16		9,675,000	10,120,563
6.25% 6/15/17		1,055,000	1,138,619
6.65% 1/15/18		4,246,000	4,692,607
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,862,138
4% 11/1/17		15,000,000	14,662,500
5% 7/1/19		15,000,000	14,737,500
5.85% 3/15/17		3,587,000	3,676,675
5.875% 3/15/16		27,070,000	27,543,725
6.05% 4/15/15		14,630,000	14,703,150
7.125% 2/15/18		5,725,000	6,039,875
9% 6/1/17		9,175,000	10,092,500
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,880,750
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MPT Operating Partnership LP/MPT Finance Corp.: - continued
6.875% 5/1/21		$ 2,000,000	$ 2,140,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	2,034,208
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	5,758,588
Omega Healthcare Investors, Inc.:
4.95% 4/1/24		2,898,000	3,113,495
6.75% 10/15/22		2,115,000	2,231,325
7.5% 2/15/20		1,000,000	1,042,000
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,145,000
Prologis LP 7.625% 7/1/17		4,690,000	5,275,410
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,434,332
Select Income (REIT) 4.5% 2/1/25		5,000,000	5,013,565
Senior Housing Properties Trust:
3.25% 5/1/19		2,882,000	2,954,223
4.3% 1/15/16		5,000,000	5,099,820
4.75% 5/1/24		3,988,000	4,244,169
6.75% 4/15/20		13,624,000	15,660,039
6.75% 12/15/21		8,000,000	9,436,832
United Dominion Realty Trust, Inc. 5.25% 1/15/16		4,000,000	4,158,416
WP Carey, Inc. 4% 2/1/25		5,000,000	5,082,560
			324,674,986
Real Estate Management & Development - 2.6%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,062,790
CBRE Group, Inc.:
5% 3/15/23		6,020,000	6,305,950
5.25% 3/15/25		3,295,000	3,492,700
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,965,865
Excel Trust LP 4.625% 5/15/24		2,403,000	2,569,261
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (h)		14,565,000	13,945,988
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,245,700
Howard Hughes Corp. 6.875% 10/1/21 (h)		11,715,000	12,242,175
Hunt Companies, Inc. 9.625% 3/1/21 (h)		4,100,000	4,151,250
Kennedy-Wilson, Inc. 5.875% 4/1/24		7,640,000	7,730,152
Mid-America Apartments LP:
3.75% 6/15/24		1,663,000	1,739,380
6.05% 9/1/16		2,500,000	2,690,840
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (h)		$ 4,805,000	$ 4,805,000
5.25% 12/1/21 (h)		6,620,000	6,520,700
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,608,780
5.875% 6/15/17		400,000	440,389
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)		2,000,000	1,885,000
5.625% 3/1/24 (h)		2,270,000	2,111,100
Ventas Realty LP 1.55% 9/26/16		7,000,000	7,053,473
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	3,047,694
3.125% 11/30/15		13,807,000	14,054,960
4% 4/30/19		2,262,000	2,430,551
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,189,756
Weyerhaeuser Real Estate Co. 5.875% 6/15/24 (h)		3,890,000	3,744,125
			118,033,579
Thrifts & Mortgage Finance - 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	4,968,381
Ocwen Financial Corp. 6.625% 5/15/19 (h)		13,695,000	10,613,625
Wrightwood Capital LLC 1.9% 4/20/20 (d)		32,294	476,333
			16,058,339
TOTAL FINANCIALS			468,806,304
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		1,370,000	1,431,650
7.75% 2/15/19		10,410,000	10,836,810
			12,268,460
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		$ 2,795,000	$ 2,941,738
5.5% 2/1/21		12,305,000	13,012,538
			15,954,276
TOTAL HEALTH CARE			28,222,736
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		3,050,000	3,126,250
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,000,000	3,105,000
TOTAL NONCONVERTIBLE BONDS			721,188,777
TOTAL CORPORATE BONDS (Cost $898,339,846)			926,557,308
Asset-Backed Securities - 2.0%

American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (h)		3,000,000	3,146,872
Series 2014-SFR3 Class E, 6.418% 12/17/36 (h)		8,575,000	9,114,868
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.668% 3/20/50 (h)(i)		2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		889,889	918,455
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	423,463
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		462,183	455,897
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		7,094,402	6,934,736
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6006% 11/28/39 (h)(i)		620,905	62
Asset-Backed Securities - continued
		Principal Amount	Value
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		$ 1,737,103	$ 1,717,298
Series 1997-3 Class M1, 7.53% 3/15/28		6,901,849	5,998,414
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		3,000,000	2,998,500
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (h)(i)		1,750,000	1,722,343
Series 2014-SFR1:
Class E, 3.412% 6/17/31 (h)(i)		10,000,000	9,859,362
Class F, 3.918% 6/17/31 (h)(i)		9,504,000	9,371,769
Series 2014-SFR3:
Class E, 4.662% 12/17/31 (h)(i)		4,336,000	4,411,787
Class F, 5.162% 12/17/31 (h)(i)		2,215,000	2,258,088
Series 2015-SRF1 Class F, 4.7165% 3/17/32 (h)(i)		5,500,000	5,525,020
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		985,351	481,986
Merit Securities Corp. Series 13 Class M1, 7.8478% 12/28/33 (i)		1,923,000	2,035,399
Mesa West Capital CDO Ltd. Series 2007-1A Class A2, 0.4583% 2/25/47 (h)(i)		6,298,738	6,177,172
Progress Residential Trust Series 2015-SFR1 Class E, 4.1668% 2/17/32 (h)(i)(l)		1,500,000	1,508,130
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.7072% 1/17/32 (h)(i)		4,071,000	4,097,879
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8824% 2/5/36 (h)(i)		3,859,088	386
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7546% 9/25/26 (h)(i)		2,000,000	1,927,400
Series 2006-1A:
Class H, 1.9046% 9/25/26 (h)(i)		1,087,896	1,074,297
Class J, 3.0046% 9/25/26 (h)(i)		1,500,000	1,466,250
Class K, 3.5046% 9/25/26 (h)(i)		2,475,000	2,401,493
Class L, 4.2546% 9/25/26 (h)(i)		1,500,000	1,451,550
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5511% 11/21/40 (h)(i)		5,329,074	5,235,816
Class F, 2.1811% 11/21/40 (h)(i)		250,000	175,675
TOTAL ASSET-BACKED SECURITIES (Cost $95,402,510)			92,890,592
Collateralized Mortgage Obligations - 0.2%
		Principal Amount (e)	Value
Private Sponsor - 0.2%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B3, 3.6319% 7/25/33 (h)(i)		$ 173,540	$ 41,066
Series 2003-R3 Class B2, 5.5% 11/25/33 (h)		933,707	83,104
Series 2004-R1 Class 1B3, 3.6561% 11/25/34 (h)(i)		16,239	322
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3577% 12/25/46 (h)(i)		4,500,000	5,076,041
Series 2010-K7 Class B, 5.4347% 4/25/20 (h)(i)		3,200,000	3,630,426
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		1,131,190	1,172,263
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.1117% 6/10/35 (h)(i)		135,805	143,891
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		12,394	11,262
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.6663% 12/10/35 (h)(i)		153,030	39,357
Series 2004-A Class B7, 4.4163% 2/10/36 (h)(i)		158,503	52,336
Series 2004-B Class B7, 4.1663% 2/10/36 (h)(i)		197,513	190,189
TOTAL PRIVATE SPONSOR			10,440,257
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		102,802	31,345
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.112% 2/25/42 (h)(i)		76,983	53,691
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.4514% 12/25/42 (i)(k)		163,946	22,112
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.073% 6/25/43 (h)(i)		117,448	49,237
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 2.8985% 10/25/42 (h)(i)		46,599	21,712
TOTAL U.S. GOVERNMENT AGENCY			178,097
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,120,216)			10,618,354
Commercial Mortgage Securities - 12.9%
		Principal Amount (e)	Value
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		$ 2,000,000	$ 2,323,686
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.2832% 11/10/42 (i)		3,580,000	3,576,828
Series 2005-5 Class D, 5.2138% 10/10/45 (i)		4,000,000	4,031,184
Series 2005-6 Class AJ, 5.1523% 9/10/47 (i)		5,000,000	5,152,355
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4348% 3/11/39 (i)		5,700,000	5,859,568
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5753% 4/12/38 (h)(i)		2,520,000	2,673,382
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2006% 8/15/29 (h)(i)		2,500,000	2,369,225
Series 2014-CLMZ Class M, 5.8945% 8/15/29 (h)(i)		11,673,000	11,537,078
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9165% 8/15/26 (h)(i)		2,500,000	2,502,820
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.167% 11/15/19 (h)(i)		4,073,000	4,078,015
Class F, 2.7507% 11/15/19 (h)(i)		1,650,000	1,520,191
Series 2014-CMZA Class MZA, 6.1435% 11/15/19 (h)(i)		14,382,000	14,408,539
CGBAM Commercial Mortgage Trust floater Series 2014-HD Class E, 3.1608% 2/15/31 (h)(i)		5,769,000	5,715,908
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1061% 9/10/46 (h)(i)		2,750,000	2,794,176
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		7,300,000	5,994,453
Series 2012-CR5 Class D, 4.3354% 12/10/45 (h)(i)		2,000,000	2,100,636
Series 2013-CR10 Class D, 4.958% 8/10/46 (h)(i)		2,000,000	1,991,795
Series 2013-CR12 Class D, 5.0853% 10/10/46 (h)(i)		4,000,000	4,102,192
Series 2013-CR9 Class D, 4.2592% 7/10/45 (h)(i)		4,255,000	4,127,346
Series 2013-LC6 Class D, 4.2879% 1/10/46 (h)(i)		3,870,000	3,781,578
Series 2014-UBS2 Class D, 5.0157% 3/10/47 (h)(i)		3,713,000	3,665,908
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,081,591	2,009,060
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,088,910
Series 2012-CR1:
Class C, 5.3596% 5/15/45 (i)		1,000,000	1,135,256
Class D, 5.3596% 5/15/45 (h)(i)		5,550,000	5,961,588
Series 2012-CR2:
Class D, 4.8575% 8/15/45 (h)(i)		4,500,000	4,899,105
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR2:
Class E, 4.8575% 8/15/45 (h)(i)		$ 6,000,000	$ 6,249,660
Series 2012-LC4:
Class C, 5.6468% 12/10/44 (i)		2,000,000	2,291,648
Class D, 5.6468% 12/10/44 (h)(i)		8,000,000	8,757,496
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,359,418	1,468,042
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		1,882,248	1,946,092
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.5573% 11/10/46 (h)(i)		12,490,000	13,907,178
Class G, 4.652% 11/10/46 (h)		9,843,000	8,730,711
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		3,746	3,742
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		500,000	518,702
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5752% 12/25/43 (i)(j)		12,206,096	1,612,669
Series K012 Class X3, 2.288% 1/25/41 (i)(j)		21,072,886	2,492,691
Series K013 Class X3, 2.8068% 1/25/43 (i)(j)		14,360,000	2,101,844
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,438,417
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (i)		634,170	682,090
GP Portfolio Trust Series 2014-GPP Class E, 4.017% 2/15/27 (h)(i)		2,823,000	2,810,253
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8188% 7/10/38 (i)		7,889,075	8,231,650
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0409% 8/10/43 (h)(i)		4,000,000	4,472,448
Class E, 4% 8/10/43 (h)		3,770,000	3,473,075
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2225% 12/10/43 (h)(i)		3,000,000	3,236,121
Series 2011-GC5:
Class C, 5.3067% 8/10/44 (h)(i)		9,000,000	10,212,705
Class D, 5.3067% 8/10/44 (h)(i)		4,000,000	4,332,108
Class E, 5.3067% 8/10/44 (h)(i)		4,049,000	3,890,429
Class F, 4.5% 8/10/44 (h)		4,500,000	3,732,750
Series 2012-GC6:
Class C, 5.6379% 1/10/45 (h)(i)		3,600,000	4,118,888
Class D, 5.6379% 1/10/45 (h)(i)		2,000,000	2,154,417
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (i)		6,500,000	7,449,738
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust: - continued
Series 2012-GCJ7:
Class D, 5.7228% 5/10/45 (h)(i)		$ 3,000,000	$ 3,236,777
Class E, 5% 5/10/45 (h)		6,920,000	6,567,582
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (h)(i)		2,000,000	2,034,458
Series 2013-GC16:
Class D, 5.323% 11/10/46 (h)(i)		3,750,000	3,865,215
Class F, 3.5% 11/10/46 (h)		7,303,000	5,728,145
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4108% 7/15/29 (h)(i)		7,241,000	7,061,677
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (h)(i)		5,000,000	5,135,126
Invitation Homes Trust floater Series 2013-SFR1 Class E, 2.9% 12/17/30 (h)(i)		1,500,000	1,449,049
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6564% 1/12/37 (h)(i)		1,000,000	1,010,226
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(i)		3,000,000	3,692,982
Class D, 7.4453% 12/5/27 (h)(i)		9,550,000	11,622,579
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,565,786
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (h)(i)		4,500,000	5,237,060
Class XB, 0.9305% 8/5/32 (h)(i)(j)		32,655,000	1,276,494
Series 2012-CBX:
Class C, 5.2402% 6/15/45 (i)		4,530,000	5,054,817
Class F, 4% 6/15/45 (h)		5,000,000	4,467,280
Class G 4% 6/15/45 (h)		4,044,000	3,127,588
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-JWMZ Class M, 6.1665% 4/15/18 (h)(i)		2,137,531	2,138,672
Series 2013-JWRZ Class E, 3.9065% 4/15/30 (h)(i)		3,400,000	3,403,125
Series 2014-FBLU Class E, 3.661% 12/15/28 (h)(i)		2,000,000	1,997,176
Series 2014-INN:
Class E, 3.767% 6/15/29 (h)(i)		9,607,000	9,619,998
Class F, 4.167% 6/15/29 (h)(i)		9,618,000	9,650,518
Series 2005-LDP5 Class AJ, 5.3574% 12/15/44 (i)		3,470,000	3,561,233
Series 2011-C4 Class F, 3.873% 7/15/46 (h)		1,400,000	1,296,056
Series 2011-C5 Class C, 5.3229% 8/15/46 (h)(i)		6,525,375	7,405,289
Series 2013-LC11 Class D, 4.2405% 4/15/46 (i)		3,750,000	3,668,904
Series 2014-DSTY Class E, 3.8046% 6/10/27 (h)(i)		2,525,000	2,358,597
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (h)		$ 1,090,120	$ 1,010,366
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,666,611
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		8,000,000	8,196,712
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,162,879
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,007,876
Series 2006-C4:
Class A4, 5.8331% 6/15/38 (i)		4,785,122	5,013,588
Class AJ, 5.8531% 6/15/38 (i)		7,005,000	7,288,268
Class AM, 5.8531% 6/15/38 (i)		6,700,000	7,097,712
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.3544% 6/25/43 (h)(i)		4,699,000	4,763,974
Series 2014-2:
Class D, 5.1491% 1/20/41 (h)(i)		3,000,000	2,914,728
Class E, 5.1491% 1/20/41 (h)(i)		4,800,000	4,106,578
Mach One Trust LLC Series 2004-1A Class H, 6.2229% 5/28/40 (h)(i)		2,840,000	2,868,400
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	553,206
Class G, 4.384% 7/12/37	CAD	355,000	275,440
Class H, 4.384% 7/12/37	CAD	236,000	182,343
Class J, 4.384% 7/12/37	CAD	355,000	273,145
Class K, 4.384% 7/12/37	CAD	355,000	272,013
Class L, 4.384% 7/12/37	CAD	236,000	180,085
Class M, 4.384% 7/12/37	CAD	995,000	739,350
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6771% 5/12/39 (i)		1,200,000	1,258,271
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		11,995	11,965
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		3,101	3,101
Series 2004-C1 Class IO, 8.9377% 1/15/37 (h)(i)(j)		391,202	11,267
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6617% 11/15/45 (h)(i)		2,000,000	2,110,712
Series 2013-C12 Class D, 4.7686% 10/15/46 (h)(i)		3,250,000	3,227,257
Series 2013-C13 Class D, 4.8954% 11/15/46 (h)(i)		3,100,000	3,094,200
Series 2013-C7 Class E, 4.3017% 2/15/46 (h)(i)		1,000,000	891,623
Series 2013-C9 Class D, 4.1589% 5/15/46 (h)(i)		5,000,000	4,858,790
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,727,916
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2012-C4 Class E, 5.525% 3/15/45 (h)(i)		$ 5,630,000	$ 6,061,083
Series 1997-RR Class F, 7.4345% 4/30/39 (h)(i)		846,456	848,572
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,640,173	2,591,026
Series 2005-HQ5 Class B, 5.272% 1/14/42		168,455	168,480
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,527,518
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,990,373
Series 2011-C1 Class C, 5.2512% 9/15/47 (h)(i)		4,000,000	4,506,092
Series 2011-C2:
Class D, 5.304% 6/15/44 (h)(i)		4,610,000	5,098,503
Class E, 5.304% 6/15/44 (h)(i)		9,600,000	10,320,413
Class F, 5.304% 6/15/44 (h)(i)		4,440,000	4,337,662
Class XB, 0.4589% 6/15/44 (h)(i)(j)		63,708,222	1,794,278
Series 2011-C3:
Class C, 5.1828% 7/15/49 (h)(i)		2,000,000	2,222,734
Class D, 5.1828% 7/15/49 (h)(i)		7,400,000	8,084,567
Series 2012-C4 Class D, 5.525% 3/15/45 (h)(i)		6,310,000	7,011,571
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		4,404,349	5,716,845
RBSCF Trust Series 2010-MB1 Class D, 5.1367% 4/15/24 (h)(i)		9,049,000	9,071,224
SCG Trust Series 2013-SRP1 Class D, 3.4999% 11/15/26 (h)(i)		1,000,000	978,494
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5597% 8/15/39 (i)		2,080,000	2,131,393
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	11,110,115
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5426% 5/10/45 (h)(i)		3,235,000	3,457,073
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		2,249,994	2,234,095
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8876% 1/10/45 (h)(i)		3,000,000	3,603,720
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	3,011,345
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C11:
Class D, 5.1384% 1/15/41 (i)		5,177,000	5,290,252
Class E, 5.1884% 1/15/41 (i)		3,785,000	3,878,998
Series 2004-C12 Class D, 5.4173% 7/15/41 (i)		928,145	929,070
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7778% 10/15/45 (h)(i)		9,999,000	10,284,931
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)		$ 4,000,000	$ 3,338,000
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,482,287
Class D, 5.5496% 3/15/44 (h)(i)		1,000,000	1,099,016
Class E, 5% 3/15/44 (h)		3,000,000	2,846,802
Series 2011-C5:
Class F, 5.25% 11/15/44 (h)(i)		3,000,000	2,840,313
Class G, 5.25% 11/15/44 (h)(i)		2,000,000	1,774,200
Series 2012-C10 Class E, 4.4581% 12/15/45 (h)(i)		4,090,000	3,621,032
Series 2012-C7:
Class D, 4.8452% 6/15/45 (h)(i)		2,380,000	2,565,326
Class F, 4.5% 6/15/45 (h)		2,000,000	1,783,920
Series 2013-C11:
Class D, 4.1819% 3/15/45 (h)(i)		5,830,000	5,729,485
Class E, 4.1819% 3/15/45 (h)(i)		4,780,000	4,152,807
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)		4,000,000	3,884,716
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $538,972,148)			596,095,462
Bank Loan Obligations - 7.9%

CONSUMER DISCRETIONARY - 2.7%
Hotels, Restaurants & Leisure - 2.0%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		13,305,302	12,689,931
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)		9,243,550	8,527,175
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (i)		4,067,130	4,041,914
Cooper Hotel Group 12% 11/6/17		13,243,994	13,906,193
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)		2,150,000	2,144,625
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)		26,674,479	26,407,734
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (i)		14,265,248	14,158,258
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (i)		$ 8,156,115	$ 8,023,578
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (i)		2,278,550	2,278,550
			92,177,958
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)		8,295,000	8,149,838
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		15,463,647	15,289,681
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (i)		6,245,355	6,182,902
TOTAL CONSUMER DISCRETIONARY			121,800,379
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 4.75% 3/21/19 (i)		5,123,347	5,104,134
Tranche B 3LN, term loan 4% 8/25/19 (i)		8,485,000	8,431,969
			13,536,103
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,184,245	7,166,285
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,440,575
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (i)		4,260,000	4,270,650
			19,877,510
FINANCIALS - 2.1%
Diversified Financial Services - 0.4%
Blackstone 9.98% 10/1/17		17,089,815	17,089,815
Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (i)		10,878,128	10,592,577
Real Estate Management & Development - 1.0%
CityCenter 8.74% 7/10/15 (i)		3,307,347	3,307,347
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		$ 422,724	$ 415,326
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)		44,245,717	43,582,031
			47,304,704
Thrifts & Mortgage Finance - 0.5%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		25,099,143	23,373,577
TOTAL FINANCIALS			98,360,673
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (i)		2,090,052	2,090,052
Tranche E, term loan 3.4856% 1/25/17 (i)		784,162	780,242
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (i)		14,550,000	14,604,563
Skilled Healthcare Group, Inc. term loan 7.1398% 4/9/16 (i)		6,992,760	6,975,278
			24,450,135
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (i)		3,970,000	3,865,788
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (i)		9,975,000	9,987,968
			13,853,756
Construction & Engineering - 0.3%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (i)		11,424,965	11,424,965
TOTAL INDUSTRIALS			25,278,721
Bank Loan Obligations - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (i)		$ 9,075,185	$ 8,919,001
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (i)		13,925,025	13,698,743
			22,617,744
UTILITIES - 0.8%
Electric Utilities - 0.6%
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (i)		1,507,839	1,485,221
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		7,343,443	7,150,678
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (i)		4,698,016	4,674,526
Tranche C, term loan 4.25% 12/31/19 (i)		1,143,014	1,137,299
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (i)		3,380,107	3,337,856
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		6,102,475	5,980,425
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (i)		2,770,000	2,756,150
			26,522,155
Independent Power Producers & Renewable Electricity Producers - 0.2%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		1,980,000	1,960,200
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		9,854,950	8,968,004
			10,928,204
TOTAL UTILITIES			37,450,359
TOTAL BANK LOAN OBLIGATIONS (Cost $368,439,360)			363,371,624
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)(i)		1,220,000	562,786
Preferred Securities - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)(i)		$ 500,000	$ 250
TOTAL PREFERRED SECURITIES (Cost $1,297,768)			563,036
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	332,799,976	332,799,976
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,611,700	2,611,700
TOTAL MONEY MARKET FUNDS (Cost $335,411,676)		335,411,676
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,221,908,265)		4,600,696,376
NET OTHER ASSETS (LIABILITIES) - 0.2%		8,136,127
NET ASSETS - 100%		$ 4,608,832,503
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $701,223,927 or 15.2% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,228,086 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 66,085
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.4514% 12/25/42	3/25/03	$ 94,332
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$ 4,244,623
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 187,992
Fidelity Securities Lending Cash Central Fund	17,947
Total	$ 205,939
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 98,809,206	$ 6,057,602	$ -	$ 2,810,446	$ 133,937,344
Arbor Realty Trust, Inc.	21,697,653	-	-	797,934	21,329,376
Arbor Realty Trust, Inc. 7.375%	8,162,637	2,420,000	-	396,964	10,790,961
Arbor Realty Trust, Inc. Series A, 8.25%	4,727,225	-	-	194,998	4,765,043
Arbor Realty Trust, Inc. Series B, 7.75%	5,882,400	-	-	232,500	5,891,760
Arbor Realty Trust, Inc. Series C, 8.50%	2,525,000	-	-	106,250	2,557,000
Total	$ 141,804,121	$ 8,477,602	$ -	$ 4,539,092	$ 179,271,484
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,687,755	$ 8,513,126	$ -	$ 7,174,629
Financials	2,259,500,569	2,211,834,850	47,665,695	24
Corporate Bonds	926,557,308	-	926,080,975	476,333
Asset-Backed Securities	92,890,592	-	87,022,531	5,868,061
Collateralized Mortgage Obligations	10,618,354	-	9,889,992	728,362
Commercial Mortgage Securities	596,095,462	-	593,619,880	2,475,582
Bank Loan Obligations	363,371,624	-	343,598,133	19,773,491
Preferred Securities	563,036	-	-	563,036
Money Market Funds	335,411,676	335,411,676	-	-
Total Investments in Securities:	$ 4,600,696,376	$ 2,555,759,652	$ 2,007,877,206	$ 37,059,518
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 47,410,682
Net Realized Gain (Loss) on Investment Securities	5,619
Net Unrealized Gain (Loss) on Investment Securities	43,346
Cost of Purchases	1,642,050
Proceeds of Sales	(12,359,953)
Amortization/Accretion	(67,192)
Transfers into Level 3	646,428
Transfers out of Level 3	(17,547,489)
Ending Balance	$ 19,773,491
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 43,346
Other Investments in Securities
Beginning Balance	$ 31,191,916
Net Realized Gain (Loss) on Investment Securities	(4,434,429)
Net Unrealized Gain (Loss) on Investment Securities	5,983,766
Cost of Purchases	99,942
Proceeds of Sales	(8,014,428)
Amortization/Accretion	290,537
Transfers into Level 3	-
Transfers out of Level 3	(7,831,277)
Ending Balance	$ 17,286,027
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ (8,454)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.2%
AAA,AA,A	3.4%
BBB	10.4%
BB	9.2%
B	10.8%
CCC,CC,C	1.0%
D	0.0%
Not Rated	8.1%
Equities	49.4%
Short-Term Investments and Net Other Assets	7.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015

Assets
Investment in securities, at value (including securities loaned of $2,539,082) - See accompanying schedule: Unaffiliated issuers (cost $3,757,112,385)	$ 4,086,013,216
Fidelity Central Funds (cost $335,411,676)	335,411,676
Other affiliated issuers (cost $129,384,204)	179,271,484
Total Investments (cost $4,221,908,265)		$ 4,600,696,376
Cash		6,827,434
Receivable for investments sold		2,213,717
Receivable for fund shares sold		9,253,135
Dividends receivable		3,116,137
Interest receivable		18,078,147
Distributions receivable from Fidelity Central Funds		45,283
Prepaid expenses		6,183
Other receivables		12,064
Total assets		4,640,248,476

Liabilities
Payable for investments purchased
Regular delivery	$ 16,805,792
Delayed delivery	1,500,000
Payable for fund shares redeemed	7,056,868
Accrued management fee	2,089,026
Distribution and service plan fees payable	349,293
Other affiliated payables	902,571
Other payables and accrued expenses	100,723
Collateral on securities loaned, at value	2,611,700
Total liabilities		31,415,973

Net Assets		$ 4,608,832,503
Net Assets consist of:
Paid in capital		$ 4,230,459,716
Distributions in excess of net investment income		(10,180,473)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,765,860
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		378,787,400
Net Assets		$ 4,608,832,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($499,748,521 ÷ 42,064,773 shares)	$ 11.88

Maximum offering price per share (100/96.00 of $11.88)	$ 12.37
Class T: Net Asset Value and redemption price per share ($57,277,616 ÷ 4,818,760 shares)	$ 11.89

Maximum offering price per share (100/96.00 of $11.89)	$ 12.39
Class C: Net Asset Value and offering price per share ($288,753,543 ÷ 24,485,200 shares)A	$ 11.79

Real Estate Income: Net Asset Value, offering price and redemption price per share ($2,777,817,321 ÷ 232,782,836 shares)	$ 11.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($985,235,502 ÷ 82,776,312 shares)	$ 11.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2015

Investment Income
Dividends (including $4,539,092 earned from other affiliated issuers)		$ 64,172,176
Interest		56,773,494
Income from Fidelity Central Funds		205,939
Total income		121,151,609

Expenses
Management fee	$ 11,904,033
Transfer agent fees	4,675,064
Distribution and service plan fees	1,959,164
Accounting and security lending fees	670,766
Custodian fees and expenses	32,928
Independent trustees' compensation	8,930
Registration fees	109,947
Audit	84,607
Legal	7,554
Miscellaneous	12,438
Total expenses before reductions	19,465,431
Expense reductions	(25,516)	19,439,915
Net investment income (loss)		101,711,694
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,266,988
Foreign currency transactions	8,566
Total net realized gain (loss)		24,275,554
Change in net unrealized appreciation (depreciation) on: Investment securities	109,899,284
Assets and liabilities in foreign currencies	(24,247)
Total change in net unrealized appreciation (depreciation)		109,875,037
Net gain (loss)		134,150,591
Net increase (decrease) in net assets resulting from operations		$ 235,862,285

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,711,694	$ 170,741,524
Net realized gain (loss)	24,275,554	105,884,376
Change in net unrealized appreciation (depreciation)	109,875,037	30,348,946
Net increase (decrease) in net assets resulting from operations	235,862,285	306,974,846
Distributions to shareholders from net investment income	(146,546,341)	(172,155,251)
Distributions to shareholders from net realized gain	(75,677,557)	(78,297,244)
Total distributions	(222,223,898)	(250,452,495)
Share transactions - net increase (decrease)	421,078,266	(6,051,637)
Redemption fees	139,170	438,384
Total increase (decrease) in net assets	434,855,823	50,909,098

Net Assets
Beginning of period	4,173,976,680	4,123,067,582
End of period (including distributions in excess of net investment income of $10,180,473 and undistributed net investment income of $34,654,174, respectively)	$ 4,608,832,503	$ 4,173,976,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.67	$ 11.26	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.49	.54	.52	.53	.18
Net realized and unrealized gain (loss)	.35	.44	.60	.61	.76	(.04)
Total from investment operations	.62	.93	1.14	1.13	1.29	.14
Distributions from net investment income	(.39)	(.50)	(.53)	(.51)	(.50)	(.15)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.60)	(.74)	(.73)	(.60) K	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.88	$ 11.86	$ 11.67	$ 11.26	$ 10.73	$ 9.94
Total ReturnB, C, D	5.41%	8.49%	10.45%	11.24%	13.27%	1.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04%A	1.06%	1.08%	1.12%	1.13%	1.09%A
Expenses net of fee waivers, if any	1.04%A	1.05%	1.08%	1.12%	1.13%	1.09%A
Expenses net of all reductions	1.04%A	1.05%	1.07%	1.11%	1.12%	1.09%A
Net investment income (loss)	4.56%A	4.28%	4.62%	4.89%	5.00%	6.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 499,749	$ 442,271	$ 378,269	$ 137,352	$ 60,283	$ 3,830
Portfolio turnover rateG	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.67	$ 11.26	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.49	.54	.52	.52	.17
Net realized and unrealized gain (loss)	.36	.43	.60	.62	.76	(.03)
Total from investment operations	.63	.92	1.14	1.14	1.28	.14
Distributions from net investment income	(.39)	(.50)	(.53)	(.50)	(.50)	(.15)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.60)	(.73) K	(.73)	(.60)	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.89	$ 11.86	$ 11.67	$ 11.26	$ 10.72	$ 9.94
Total ReturnB, C, D	5.49%	8.44%	10.42%	11.33%	13.11%	1.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%A	1.08%	1.08%	1.11%	1.16%	1.17%A
Expenses net of fee waivers, if any	1.07%A	1.08%	1.08%	1.11%	1.16%	1.17%A
Expenses net of all reductions	1.07%A	1.07%	1.08%	1.11%	1.16%	1.17%A
Net investment income (loss)	4.53%A	4.26%	4.61%	4.90%	4.96%	5.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,278	$ 48,164	$ 46,198	$ 26,143	$ 7,626	$ 862
Portfolio turnover rateG	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.73 per share is comprised of distributions from net investment income of $.496 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.59	$ 11.20	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.22	.40	.45	.44	.45	.15
Net realized and unrealized gain (loss)	.35	.43	.60	.62	.74	(.03)
Total from investment operations	.57	.83	1.05	1.06	1.19	.12
Distributions from net investment income	(.34)	(.42)	(.46)	(.43)	(.45)	(.14)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.55)	(.65) K	(.66)	(.53)	(.45)	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.79	$ 11.77	$ 11.59	$ 11.20	$ 10.67	$ 9.93
Total ReturnB, C, D	5.02%	7.66%	9.66%	10.49%	12.25%	1.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79%A	1.79%	1.81%	1.87%	1.89%	1.86%A
Expenses net of fee waivers, if any	1.79%A	1.79%	1.81%	1.87%	1.89%	1.86%A
Expenses net of all reductions	1.79%A	1.79%	1.81%	1.87%	1.89%	1.86%A
Net investment income (loss)	3.81%A	3.54%	3.88%	4.14%	4.23%	5.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288,754	$ 246,306	$ 204,012	$ 52,780	$ 21,555	$ 836
Portfolio turnover rateG	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.417 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.71	$ 11.29	$ 10.75	$ 9.95	$ 8.21
Income from Investment Operations
Net investment income (loss) D	.28	.52	.57	.54	.55	.53
Net realized and unrealized gain (loss)	.36	.44	.60	.62	.76	1.73
Total from investment operations	.64	.96	1.17	1.16	1.31	2.26
Distributions from net investment income	(.40)	(.53)	(.55)	(.52)	(.51)	(.52)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.62) I	(.76) J	(.75)	(.62)	(.51)	(.52)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.93	$ 11.91	$ 11.71	$ 11.29	$ 10.75	$ 9.95
Total ReturnB, C	5.51%	8.78%	10.71%	11.50%	13.41%	28.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.83%A	.83%	.84%	.90%	.92%	.97%
Expenses net of fee waivers, if any	.82%A	.83%	.84%	.89%	.92%	.96%
Expenses net of all reductions	.82%A	.83%	.84%	.89%	.92%	.96%
Net investment income (loss)	4.77%A	4.50%	4.85%	5.12%	5.21%	5.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,777,817	$ 2,627,382	$ 2,884,545	$ 2,252,149	$ 1,660,063	$ 1,030,393
Portfolio turnover rateF	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.62 per share is comprised of distributions from net investment income of $.404 and distributions from net realized gain of $.212 per share. J Total distributions of $.76 per share is comprised of distributions from net investment income of $.525 and distributions from net realized gain of $.236.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.69	$ 11.28	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.28	.52	.57	.55	.55	.19
Net realized and unrealized gain (loss)	.36	.44	.60	.62	.76	(.04)
Total from investment operations	.64	.96	1.17	1.17	1.31	.15
Distributions from net investment income	(.41)	(.53)	(.56)	(.53)	(.52)	(.15)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.62)	(.77)	(.76)	(.63)	(.52)	(.15)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.90	$ 11.88	$ 11.69	$ 11.28	$ 10.74	$ 9.95
Total ReturnB, C	5.57%	8.76%	10.72%	11.62%	13.44%	1.58%
Ratios to Average Net Assets E, H
Expenses before reductions	.78%A	.78%	.80%	.84%	.89%	.85%A
Expenses net of fee waivers, if any	.78%A	.78%	.80%	.84%	.89%	.85%A
Expenses net of all reductions	.78%A	.78%	.80%	.84%	.89%	.85%A
Net investment income (loss)	4.82%A	4.55%	4.89%	5.17%	5.24%	6.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 985,236	$ 809,854	$ 610,045	$ 217,435	$ 43,282	$ 2,930
Portfolio turnover rateF	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period April 14, 2010 (commencement of sale of shares) to July 30, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 481,167,029
Gross unrealized depreciation	(103,467,625)
Net unrealized appreciation (depreciation) on securities	$ 377,699,404

Tax cost	$ 4,222,996,972

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $621,113,393 and $350,563,339, respectively.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 567,846	$ 16,744
Class T	-%	.25%	63,531	-
Class C	.75%	.25%	1,327,787	435,578
			$ 1,959,164	$ 452,322

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41,899
Class T	5,006
Class C*	23,532
$ 70,437

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 445,958.20
Class T	56,862.22
Class C	257,348.19
Real Estate Income	3,081,077.23
Institutional Class	833,819.18
	$ 4,675,064

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,158 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,919 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,947. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19,936 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,348.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Real Estate Income expenses during the period in the amount of $4,232.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 15,122,863	$ 16,638,771
Class T	1,684,419	1,842,576
Class C	7,818,920	7,530,932
Real Estate Income	90,298,969	117,401,887
Institutional Class	31,621,170	28,741,085
Total	$ 146,546,341	$ 172,155,251
From net realized gain
Class A	$ 7,958,841	$ 7,591,572
Class T	875,220	874,881
Class C	4,645,932	4,152,718
Real Estate Income	46,720,433	53,508,422
Institutional Class	15,477,131	12,169,651
Total	$ 75,677,557	$ 78,297,244

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	9,766,902	18,815,698	$ 114,976,560	$ 217,399,754
Reinvestment of distributions	1,788,200	1,805,230	20,829,273	20,178,624
Shares redeemed	(6,792,343)	(15,738,034)	(79,763,885)	(180,458,692)
Net increase (decrease)	4,762,759	4,882,894	$ 56,041,948	$ 57,119,686
Class T
Shares sold	969,612	1,270,924	$ 11,435,988	$ 14,645,845
Reinvestment of distributions	202,446	211,146	2,358,154	2,357,016
Shares redeemed	(413,416)	(1,380,258)	(4,866,406)	(15,703,373)
Net increase (decrease)	758,642	101,812	$ 8,927,736	$ 1,299,488
Class C
Shares sold	4,742,874	9,015,535	$ 55,448,980	$ 103,482,191
Reinvestment of distributions	904,783	813,525	10,466,010	9,012,478
Shares redeemed	(2,089,983)	(6,508,928)	(24,340,004)	(73,908,752)
Net increase (decrease)	3,557,674	3,320,132	$ 41,574,986	$ 38,585,917

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Real Estate Income
Shares sold	29,531,997	61,717,695	$ 349,603,525	$ 711,894,953
Reinvestment of distributions	10,349,604	13,609,464	121,038,299	152,306,330
Shares redeemed	(27,746,338)	(100,931,769)	(327,687,059)	(1,156,054,958)
Net increase (decrease)	12,135,263	(25,604,610)	$ 142,954,765	$ (291,853,675)
Institutional Class
Shares sold	23,582,339	40,192,476	$ 277,545,470	$ 465,679,843
Reinvestment of distributions	2,943,991	2,412,058	34,326,111	27,006,597
Shares redeemed	(11,915,809)	(26,626,486)	(140,292,750)	(303,889,493)
Net increase (decrease)	14,610,521	15,978,048	$ 171,578,831	$ 188,796,947

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2015, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2015 and for the year ended July 31, 2014, and the financial highlights for the six months ended January 31, 2015 and for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2015 and for the year ended July 31, 2014, and the financial highlights for the six months ended January 31, 2015 and for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 20, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

REIA-USAN-0315
1.907551.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate Income
Fund - Institutional Class

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Real Estate Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.04%
Actual		$ 1,000.00	$ 1,054.10	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.96	$ 5.30
Class T	1.07%
Actual		$ 1,000.00	$ 1,054.90	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class C	1.79%
Actual		$ 1,000.00	$ 1,050.20	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.18	$ 9.10
Real Estate Income	.82%
Actual		$ 1,000.00	$ 1,055.10	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,055.70	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Equity Lifestyle Properties, Inc.	3.0	2.7
Acadia Realty Trust (SBI)	2.9	2.4
MFA Financial, Inc.	2.9	3.2
Ventas, Inc.	1.4	1.6
WP Carey, Inc.	1.1	0.9
	11.3
Top 5 Bonds as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20	0.9	0.9
Annaly Capital Management, Inc. 5% 5/15/15	0.7	0.8
IAS Operating Partnership LP 5% 3/15/18	0.7	0.6
Standard Pacific Corp. 8.375% 5/15/18	0.7	0.8
iStar Financial, Inc. 5.875% 3/15/16	0.6	0.7
	3.6
Top Five REIT Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	17.2	17.3
REITs - Shopping Centers	7.2	6.3
REITs - Health Care	7.0	6.9
REITs - Management/Investment	5.6	9.0
REITs - Apartments	4.8	4.9
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Common Stocks 30.8%		Common Stocks 31.4%
	Preferred Stocks 17.6%		Preferred Stocks 16.7%
	Bonds 30.7%		Bonds 32.8%
	Convertible Securities 5.5%		Convertible Securities 4.5%
	Other Investments 7.9%		Other Investments 7.8%
	Short-Term Investments and Net Other Assets (Liabilities) 7.5%		Short-Term Investments and Net Other Assets (Liabilities) 6.8%
* Foreign investments	1.3%	** Foreign investments	2.6%

Semiannual Report

Investments January 31, 2015

Showing Percentage of Net Assets

Common Stocks - 30.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)(k)	4,620	$ 7,174,629
FINANCIALS - 30.6%
Capital Markets - 0.5%
Ellington Financial LLC	1,114,700	23,352,965
Real Estate Investment Trusts - 29.4%
Acadia Realty Trust (SBI) (g)	3,700,949	133,937,344
AG Mortgage Investment Trust, Inc.	781,700	14,375,463
American Realty Capital Properties, Inc.	785,434	7,277,046
American Tower Corp.	171,300	16,607,535
Annaly Capital Management, Inc.	1,193,000	12,598,080
Anworth Mortgage Asset Corp.	1,572,210	8,159,770
Apartment Investment & Management Co. Class A	1,195,700	47,660,602
Arbor Realty Trust, Inc. (g)	3,068,975	21,329,376
AvalonBay Communities, Inc.	149,500	25,862,005
Boardwalk (REIT)	136,200	6,573,657
CBL & Associates Properties, Inc.	2,180,373	44,959,291
Cedar Shopping Centers, Inc.	830,510	6,610,860
Chambers Street Properties	1,349,993	11,407,441
CYS Investments, Inc.	2,094,739	18,517,493
Douglas Emmett, Inc.	564,100	16,065,568
Dynex Capital, Inc.	2,039,943	17,074,323
EastGroup Properties, Inc.	81,700	5,281,088
Ellington Residential Mortgage REIT	260,000	4,269,200
Equity Lifestyle Properties, Inc.	2,555,260	139,849,378
Equity Residential (SBI)	304,200	23,608,962
Excel Trust, Inc.	2,133,328	29,951,925
Extra Space Storage, Inc.	230,700	15,226,200
First Potomac Realty Trust	1,381,615	17,684,672
Five Oaks Investment Corp.	479,100	5,241,354
H&R REIT/H&R Finance Trust	375,100	7,208,580
Hatteras Financial Corp.	787,600	14,318,568
Lexington Corporate Properties Trust	4,251,582	48,510,551
LTC Properties, Inc.	386,713	18,144,574
MFA Financial, Inc.	16,938,293	132,796,217
Mid-America Apartment Communities, Inc.	600,300	47,615,796
Monmouth Real Estate Investment Corp. Class A	950,073	11,220,362
National Retail Properties, Inc.	244,200	10,461,528
New Senior Investment Group, Inc.	1,476,243	24,417,059
Newcastle Investment Corp.	1,447,930	6,414,330
NorthStar Realty Finance Corp.	240,300	4,544,073
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Piedmont Office Realty Trust, Inc. Class A	551,300	$ 10,766,889
Potlatch Corp.	434,400	17,315,184
Prologis, Inc.	371,987	16,791,493
Redwood Trust, Inc. (f)	160,900	3,206,737
Sabra Health Care REIT, Inc.	319,000	10,431,300
Select Income (REIT)	473,800	11,783,406
Senior Housing Properties Trust (SBI)	2,048,800	47,716,552
Simon Property Group, Inc.	161,500	32,083,590
Store Capital Corp.	484,300	11,119,528
Terreno Realty Corp.	1,728,064	39,399,859
Two Harbors Investment Corp.	1,821,280	18,795,610
Ventas, Inc.	808,246	64,506,113
Washington REIT (SBI)	224,300	6,439,653
Weyerhaeuser Co.	704,500	25,256,325
WP Carey, Inc.	678,500	48,723,085
WP Glimcher, Inc.	997,963	17,643,986
		1,357,759,581
Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc. Class A	257,600	13,126,308
Kennedy-Wilson Holdings, Inc.	664,021	17,656,318
		30,782,626
TOTAL FINANCIALS		1,411,895,172
TOTAL COMMON STOCKS (Cost $1,154,404,476)		1,419,069,801
Preferred Stocks - 18.6%

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	50,000	5,187,500
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. Series D 7.00%	195,000	5,685,459
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Commonwealth 6.50% (a)	1,900	$ 46,227
Excel Trust, Inc. 7.00% (a)(h)	248,200	6,701,400
Health Care REIT, Inc. Series I, 6.50% (a)	46,800	3,334,500
Lexington Corporate Properties Trust Series C, 6.50% (a)	468,742	22,895,141
		38,662,727
TOTAL CONVERTIBLE PREFERRED STOCKS		43,850,227
Nonconvertible Preferred Stocks - 17.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	128,353	3,325,626
FINANCIALS - 17.5%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,489,918
Real Estate Investment Trusts - 17.2%
AG Mortgage Investment Trust, Inc.:
8.00%	532,287	13,142,166
8.25%	29,309	742,690
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,820,002
American Capital Agency Corp.:
8.00%	200,000	5,338,000
Series B, 7.75%	360,200	9,077,040
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,260,654
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
American Homes 4 Rent:
Series A, 5.00%	425,887	10,762,164
Series B, 5.00%	237,005	5,996,227
Series C, 5.50%	733,281	18,434,684
American Realty Capital Properties, Inc. Series F, 6.70%	1,353,701	31,229,882
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,502,004
Series C, 7.625%	289,533	7,342,557
Series D, 7.50%	621,976	15,785,751
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,867,698
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	$ 9,842,650
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,928,838
Arbor Realty Trust, Inc.:
7.375% (g)	430,605	10,790,961
Series A, 8.25% (g)	189,089	4,765,043
Series B, 7.75% (g)	240,000	5,891,760
Series C, 8.50% (g)	100,000	2,557,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,710,744
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,208,840
Series E, 9.00%	140,751	3,729,902
Boston Properties, Inc. 5.25%	10,915	272,438
Brandywine Realty Trust Series E, 6.90%	95,000	2,585,900
Campus Crest Communities, Inc. Series A, 8.00%	256,817	6,708,060
Capstead Mortgage Corp. Series E, 7.50%	202,984	5,090,839
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,478,801
Series E, 6.625%	222,063	5,840,257
Cedar Shopping Centers, Inc. Series B, 7.25%	399,750	10,473,450
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,260,115
Colony Financial, Inc.:
Series A, 8.50%	283,920	7,523,880
Series B, 7.50%	86,432	2,205,745
Coresite Realty Corp. Series A, 7.25%	369,799	9,707,224
Corporate Office Properties Trust Series L, 7.375%	161,840	4,353,496
CubeSmart Series A, 7.75%	40,000	1,092,400
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,853,697
Series B, 7.50%	446,667	10,519,008
DDR Corp.:
Series J, 6.50%	340,721	9,114,287
Series K, 6.25%	228,888	6,017,466
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,708,699
Series G, 5.875%	145,444	3,529,926
Series H, 7.375%	50,000	1,361,000
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	10,021,801
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,156,774
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Dynex Capital, Inc.: - continued
Series B, 7.625%	252,120	$ 6,113,910
Equity Commonwealth Series E, 7.25%	648,952	16,684,556
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,675,344
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,066,800
Excel Trust, Inc. Series B, 8.125%	400,000	10,876,000
First Potomac Realty Trust 7.75%	415,296	10,901,520
Five Oaks Investment Corp. Series A, 8.75%	100,000	2,530,000
General Growth Properties, Inc. Series A, 6.375%	166,463	4,283,093
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,991,740
Hatteras Financial Corp. Series A, 7.625%	514,725	12,482,081
Health Care REIT, Inc. Series J, 6.50%	81,600	2,189,328
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,305,632
Series C, 6.875%	50,000	1,325,000
Hospitality Properties Trust Series D, 7.125%	40,800	1,097,112
Hudson Pacific Properties, Inc. 8.375%	394,069	10,541,346
Inland Real Estate Corp.:
Series A, 8.125%	423,500	11,328,625
Series B, 6.95%	245,000	6,374,900
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	3,081,083
Series B, 7.75%	496,477	12,233,193
Investors Real Estate Trust Series B, 7.95%	126,572	3,363,018
iStar Financial, Inc.:
Series E, 7.875%	188,696	4,698,530
Series F, 7.80%	418,693	10,341,717
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,297,590
Series H, 6.375%	143,296	3,811,674
Kite Realty Group Trust 8.25%	96,100	2,522,625
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,682,486
Series I, 6.375%	354,698	9,246,977
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	3,105,000
Series B, 7.625%	31,240	718,520
MFA Financial, Inc.:
8.00%	538,930	13,958,287
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc.: - continued
Series B, 7.50%	614,532	$ 15,228,103
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,096,800
Series B, 7.875%	95,000	2,518,450
National Retail Properties, Inc.:
5.70%	376,404	9,327,291
Series D, 6.625%	222,138	5,862,222
New York Mortgage Trust, Inc. Series B, 7.75%	239,697	5,946,883
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	5,782,639
Series C, 8.875%	277,101	7,309,924
Series D, 8.50%	233,915	6,081,790
Series E, 8.75%	366,972	9,618,336
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,650,200
Series B, 8.00%	185,085	4,923,261
Series C, 6.50%	183,140	4,798,268
Pennsylvania (REIT) 7.375%	100,510	2,663,515
Prologis, Inc. Series Q, 8.54%	94,446	5,944,195
PS Business Parks, Inc.:
Series R, 6.875%	116,903	3,021,943
Series S, 6.45%	93,809	2,474,681
Series T, 6.00%	198,899	5,065,958
Series U, 5.75%	600	14,880
Public Storage:
5.875% (a)	17,294	444,629
6.375%	122,000	3,273,260
RAIT Financial Trust:
7.125%	322,126	8,008,052
7.625%	224,590	5,468,767
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,972,239
Series 7, 6.00%	125,050	3,191,276
Resource Capital Corp. 8.625%	156,870	3,608,010
Retail Properties America, Inc. 7.00%	394,411	10,191,580
Sabra Health Care REIT, Inc. Series A, 7.125%	298,123	8,094,039
Saul Centers, Inc. Series C, 6.875%	315,478	8,457,965
Senior Housing Properties Trust 5.625%	283,543	7,088,575
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc.:
Series A, 9.00%	280,000	$ 7,624,400
Series B, 6.625%	80,300	2,071,740
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,796,050
Series B, 7.875%	190,173	5,326,746
Series C, 7.125%	153,212	4,092,293
Sun Communities, Inc. Series A, 7.125%	375,000	9,843,750
Sunstone Hotel Investors, Inc. Series D, 8.00%	129,723	3,458,415
Taubman Centers, Inc. Series K, 6.25%	157,322	4,113,970
Terreno Realty Corp. Series A, 7.75%	213,690	5,635,005
UMH Properties, Inc. Series A, 8.25%	600,000	15,804,000
Urstadt Biddle Properties, Inc.:
6.75%	160,000	4,353,600
Series F, 7.125%	210,000	5,667,900
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,260,269
Wells Fargo Real Estate Investment Corp. 6.375% (a)	221,000	5,772,520
Winthrop Realty Trust 7.75%	360,000	9,176,400
WP Glimcher, Inc.:
6.875% (a)	256,115	6,738,386
7.50% (a)	198,527	5,112,070
8.125% (a)	109,192	2,757,098
		796,162,574
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,290,178
TOTAL FINANCIALS		808,942,670
TOTAL NONCONVERTIBLE PREFERRED STOCKS		812,268,296
TOTAL PREFERRED STOCKS (Cost $819,520,265)		856,118,523
Corporate Bonds - 20.1%
		Principal Amount (e)	Value
Convertible Bonds - 4.5%
FINANCIALS - 4.5%
Consumer Finance - 0.0%
Zais Financial Partners LP 8% 11/15/16 (h)		$ 2,000,000	$ 2,075,000
Diversified Financial Services - 0.3%
RWT Holdings, Inc. 5.625% 11/15/19 (h)		12,190,000	12,447,819
Real Estate Investment Trusts - 3.5%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	31,454,868
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		5,600,000	5,526,500
Ares Commercial Real Estate Corp. 7% 12/15/15		14,700,000	15,049,125
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18		5,750,000	6,030,313
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		11,900,000	11,327,313
Colony Financial, Inc.:
3.875% 1/15/21		9,910,000	10,331,175
5% 4/15/23		9,000,000	9,849,375
PennyMac Corp. 5.375% 5/1/20		9,690,000	9,266,063
RAIT Financial Trust 4% 10/1/33		32,665,000	27,418,184
Redwood Trust, Inc. 4.625% 4/15/18		11,200,000	10,843,000
Resource Capital Corp. 8% 1/15/20		15,200,000	14,549,227
Spirit Realty Capital, Inc. 3.75% 5/15/21		2,400,000	2,457,000
Starwood Property Trust, Inc. 3.75% 10/15/17		3,230,000	3,336,994
Starwood Waypoint Residential 4.5% 10/15/17 (h)		1,965,000	1,965,000
			159,404,137
Thrifts & Mortgage Finance - 0.7%
IAS Operating Partnership LP 5% 3/15/18 (h)		33,140,000	31,441,575
TOTAL FINANCIALS			205,368,531
Nonconvertible Bonds - 15.6%
CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 0.6%
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	2,035,000
6.75% 6/1/19		5,875,000	6,124,688
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21		4,000,000	4,220,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (h)		4,500,000	4,432,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		$ 2,000,000	$ 2,005,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,127,324	10,670,248
			29,487,436
Household Durables - 4.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		10,500,000	9,817,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		2,620,000	2,659,300
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,655,375
D.R. Horton, Inc.:
4.375% 9/15/22		4,175,000	4,154,125
4.75% 5/15/17		2,000,000	2,075,000
5.75% 8/15/23		2,510,000	2,698,250
KB Home:
8% 3/15/20		8,465,000	8,877,669
9.1% 9/15/17		4,985,000	5,570,738
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,492,400
4.5% 6/15/19		1,830,000	1,848,300
5.6% 5/31/15		6,000,000	6,073,200
6.5% 4/15/16		4,000,000	4,180,000
6.95% 6/1/18		14,280,000	15,493,800
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	27,097,200
Meritage Homes Corp.:
7% 4/1/22		7,525,000	7,938,875
7.15% 4/15/20		7,060,000	7,554,200
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,636,638
8.4% 5/15/17		5,420,000	6,063,625
Standard Pacific Corp.:
5.875% 11/15/24		3,250,000	3,225,625
7% 8/15/15		4,000,000	4,060,000
8.375% 5/15/18		27,853,000	31,421,526
10.75% 9/15/16		4,910,000	5,517,613
WCI Communities, Inc. 6.875% 8/15/21		1,845,000	1,840,388
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
William Lyon Homes, Inc.:
7% 8/15/22		$ 4,180,000	$ 4,221,800
8.5% 11/15/20		15,550,000	16,599,625
			187,772,772
TOTAL CONSUMER DISCRETIONARY			217,260,208
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		602,053	668,279
FINANCIALS - 10.2%
Diversified Financial Services - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,680,000	3,762,800
6% 8/1/20		6,000,000	6,276,600
			10,039,400
Real Estate Investment Trusts - 7.0%
American Campus Communities Operating Partnership LP 4.125% 7/1/24		2,000,000	2,097,894
American Tower Corp. 3.4% 2/15/19		1,000,000	1,032,545
ARC Properties Operating Partnership LP 4.6% 2/6/24		7,000,000	6,820,765
Camden Property Trust 5% 6/15/15		1,100,000	1,117,846
CBL & Associates LP 5.25% 12/1/23		1,000,000	1,110,598
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		2,526,000	2,631,622
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	4,100,000
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		2,300,000	2,340,250
CubeSmart LP 4.8% 7/15/22		2,000,000	2,251,382
DDR Corp.:
5.5% 5/1/15		4,000,000	4,041,620
7.5% 4/1/17		6,000,000	6,717,906
7.5% 7/15/18		8,756,000	10,320,995
7.875% 9/1/20		4,637,000	5,820,529
9.625% 3/15/16		3,836,000	4,198,149
DuPont Fabros Technology LP 5.875% 9/15/21		1,000,000	1,037,500
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,599,099
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.: - continued
6.25% 1/15/17		$ 3,000,000	$ 3,254,301
Equity Residential 5.125% 3/15/16		7,201,000	7,543,163
HCP, Inc. 3.75% 2/1/16		10,000,000	10,272,390
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,254,762
6% 3/1/15		1,000,000	1,004,164
6% 1/30/17		2,383,000	2,600,725
7.072% 6/8/15		1,500,000	1,532,430
Health Care REIT, Inc.:
3.625% 3/15/16		14,685,000	15,112,510
4.125% 4/1/19		2,000,000	2,159,772
6.2% 6/1/16		2,750,000	2,934,690
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	4,086,758
5.75% 1/15/21		3,095,000	3,545,388
6.5% 1/17/17		2,875,000	3,143,594
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,665,979
5.85% 3/15/17		2,800,000	3,046,316
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,441,650
5.625% 3/15/17		915,000	982,615
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	4,880,495
6.25% 8/15/16		9,675,000	10,120,563
6.25% 6/15/17		1,055,000	1,138,619
6.65% 1/15/18		4,246,000	4,692,607
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,862,138
4% 11/1/17		15,000,000	14,662,500
5% 7/1/19		15,000,000	14,737,500
5.85% 3/15/17		3,587,000	3,676,675
5.875% 3/15/16		27,070,000	27,543,725
6.05% 4/15/15		14,630,000	14,703,150
7.125% 2/15/18		5,725,000	6,039,875
9% 6/1/17		9,175,000	10,092,500
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,880,750
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MPT Operating Partnership LP/MPT Finance Corp.: - continued
6.875% 5/1/21		$ 2,000,000	$ 2,140,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	2,034,208
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	5,758,588
Omega Healthcare Investors, Inc.:
4.95% 4/1/24		2,898,000	3,113,495
6.75% 10/15/22		2,115,000	2,231,325
7.5% 2/15/20		1,000,000	1,042,000
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,145,000
Prologis LP 7.625% 7/1/17		4,690,000	5,275,410
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,434,332
Select Income (REIT) 4.5% 2/1/25		5,000,000	5,013,565
Senior Housing Properties Trust:
3.25% 5/1/19		2,882,000	2,954,223
4.3% 1/15/16		5,000,000	5,099,820
4.75% 5/1/24		3,988,000	4,244,169
6.75% 4/15/20		13,624,000	15,660,039
6.75% 12/15/21		8,000,000	9,436,832
United Dominion Realty Trust, Inc. 5.25% 1/15/16		4,000,000	4,158,416
WP Carey, Inc. 4% 2/1/25		5,000,000	5,082,560
			324,674,986
Real Estate Management & Development - 2.6%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,062,790
CBRE Group, Inc.:
5% 3/15/23		6,020,000	6,305,950
5.25% 3/15/25		3,295,000	3,492,700
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,965,865
Excel Trust LP 4.625% 5/15/24		2,403,000	2,569,261
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (h)		14,565,000	13,945,988
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,245,700
Howard Hughes Corp. 6.875% 10/1/21 (h)		11,715,000	12,242,175
Hunt Companies, Inc. 9.625% 3/1/21 (h)		4,100,000	4,151,250
Kennedy-Wilson, Inc. 5.875% 4/1/24		7,640,000	7,730,152
Mid-America Apartments LP:
3.75% 6/15/24		1,663,000	1,739,380
6.05% 9/1/16		2,500,000	2,690,840
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (h)		$ 4,805,000	$ 4,805,000
5.25% 12/1/21 (h)		6,620,000	6,520,700
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,608,780
5.875% 6/15/17		400,000	440,389
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)		2,000,000	1,885,000
5.625% 3/1/24 (h)		2,270,000	2,111,100
Ventas Realty LP 1.55% 9/26/16		7,000,000	7,053,473
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	3,047,694
3.125% 11/30/15		13,807,000	14,054,960
4% 4/30/19		2,262,000	2,430,551
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,189,756
Weyerhaeuser Real Estate Co. 5.875% 6/15/24 (h)		3,890,000	3,744,125
			118,033,579
Thrifts & Mortgage Finance - 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	4,968,381
Ocwen Financial Corp. 6.625% 5/15/19 (h)		13,695,000	10,613,625
Wrightwood Capital LLC 1.9% 4/20/20 (d)		32,294	476,333
			16,058,339
TOTAL FINANCIALS			468,806,304
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		1,370,000	1,431,650
7.75% 2/15/19		10,410,000	10,836,810
			12,268,460
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		$ 2,795,000	$ 2,941,738
5.5% 2/1/21		12,305,000	13,012,538
			15,954,276
TOTAL HEALTH CARE			28,222,736
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		3,050,000	3,126,250
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,000,000	3,105,000
TOTAL NONCONVERTIBLE BONDS			721,188,777
TOTAL CORPORATE BONDS (Cost $898,339,846)			926,557,308
Asset-Backed Securities - 2.0%

American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (h)		3,000,000	3,146,872
Series 2014-SFR3 Class E, 6.418% 12/17/36 (h)		8,575,000	9,114,868
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.668% 3/20/50 (h)(i)		2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		889,889	918,455
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	423,463
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		462,183	455,897
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		7,094,402	6,934,736
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6006% 11/28/39 (h)(i)		620,905	62
Asset-Backed Securities - continued
		Principal Amount	Value
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		$ 1,737,103	$ 1,717,298
Series 1997-3 Class M1, 7.53% 3/15/28		6,901,849	5,998,414
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		3,000,000	2,998,500
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (h)(i)		1,750,000	1,722,343
Series 2014-SFR1:
Class E, 3.412% 6/17/31 (h)(i)		10,000,000	9,859,362
Class F, 3.918% 6/17/31 (h)(i)		9,504,000	9,371,769
Series 2014-SFR3:
Class E, 4.662% 12/17/31 (h)(i)		4,336,000	4,411,787
Class F, 5.162% 12/17/31 (h)(i)		2,215,000	2,258,088
Series 2015-SRF1 Class F, 4.7165% 3/17/32 (h)(i)		5,500,000	5,525,020
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		985,351	481,986
Merit Securities Corp. Series 13 Class M1, 7.8478% 12/28/33 (i)		1,923,000	2,035,399
Mesa West Capital CDO Ltd. Series 2007-1A Class A2, 0.4583% 2/25/47 (h)(i)		6,298,738	6,177,172
Progress Residential Trust Series 2015-SFR1 Class E, 4.1668% 2/17/32 (h)(i)(l)		1,500,000	1,508,130
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.7072% 1/17/32 (h)(i)		4,071,000	4,097,879
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8824% 2/5/36 (h)(i)		3,859,088	386
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7546% 9/25/26 (h)(i)		2,000,000	1,927,400
Series 2006-1A:
Class H, 1.9046% 9/25/26 (h)(i)		1,087,896	1,074,297
Class J, 3.0046% 9/25/26 (h)(i)		1,500,000	1,466,250
Class K, 3.5046% 9/25/26 (h)(i)		2,475,000	2,401,493
Class L, 4.2546% 9/25/26 (h)(i)		1,500,000	1,451,550
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5511% 11/21/40 (h)(i)		5,329,074	5,235,816
Class F, 2.1811% 11/21/40 (h)(i)		250,000	175,675
TOTAL ASSET-BACKED SECURITIES (Cost $95,402,510)			92,890,592
Collateralized Mortgage Obligations - 0.2%
		Principal Amount (e)	Value
Private Sponsor - 0.2%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B3, 3.6319% 7/25/33 (h)(i)		$ 173,540	$ 41,066
Series 2003-R3 Class B2, 5.5% 11/25/33 (h)		933,707	83,104
Series 2004-R1 Class 1B3, 3.6561% 11/25/34 (h)(i)		16,239	322
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3577% 12/25/46 (h)(i)		4,500,000	5,076,041
Series 2010-K7 Class B, 5.4347% 4/25/20 (h)(i)		3,200,000	3,630,426
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		1,131,190	1,172,263
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.1117% 6/10/35 (h)(i)		135,805	143,891
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		12,394	11,262
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.6663% 12/10/35 (h)(i)		153,030	39,357
Series 2004-A Class B7, 4.4163% 2/10/36 (h)(i)		158,503	52,336
Series 2004-B Class B7, 4.1663% 2/10/36 (h)(i)		197,513	190,189
TOTAL PRIVATE SPONSOR			10,440,257
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		102,802	31,345
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.112% 2/25/42 (h)(i)		76,983	53,691
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.4514% 12/25/42 (i)(k)		163,946	22,112
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.073% 6/25/43 (h)(i)		117,448	49,237
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 2.8985% 10/25/42 (h)(i)		46,599	21,712
TOTAL U.S. GOVERNMENT AGENCY			178,097
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,120,216)			10,618,354
Commercial Mortgage Securities - 12.9%
		Principal Amount (e)	Value
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		$ 2,000,000	$ 2,323,686
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.2832% 11/10/42 (i)		3,580,000	3,576,828
Series 2005-5 Class D, 5.2138% 10/10/45 (i)		4,000,000	4,031,184
Series 2005-6 Class AJ, 5.1523% 9/10/47 (i)		5,000,000	5,152,355
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4348% 3/11/39 (i)		5,700,000	5,859,568
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5753% 4/12/38 (h)(i)		2,520,000	2,673,382
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2006% 8/15/29 (h)(i)		2,500,000	2,369,225
Series 2014-CLMZ Class M, 5.8945% 8/15/29 (h)(i)		11,673,000	11,537,078
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9165% 8/15/26 (h)(i)		2,500,000	2,502,820
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.167% 11/15/19 (h)(i)		4,073,000	4,078,015
Class F, 2.7507% 11/15/19 (h)(i)		1,650,000	1,520,191
Series 2014-CMZA Class MZA, 6.1435% 11/15/19 (h)(i)		14,382,000	14,408,539
CGBAM Commercial Mortgage Trust floater Series 2014-HD Class E, 3.1608% 2/15/31 (h)(i)		5,769,000	5,715,908
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1061% 9/10/46 (h)(i)		2,750,000	2,794,176
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		7,300,000	5,994,453
Series 2012-CR5 Class D, 4.3354% 12/10/45 (h)(i)		2,000,000	2,100,636
Series 2013-CR10 Class D, 4.958% 8/10/46 (h)(i)		2,000,000	1,991,795
Series 2013-CR12 Class D, 5.0853% 10/10/46 (h)(i)		4,000,000	4,102,192
Series 2013-CR9 Class D, 4.2592% 7/10/45 (h)(i)		4,255,000	4,127,346
Series 2013-LC6 Class D, 4.2879% 1/10/46 (h)(i)		3,870,000	3,781,578
Series 2014-UBS2 Class D, 5.0157% 3/10/47 (h)(i)		3,713,000	3,665,908
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,081,591	2,009,060
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,088,910
Series 2012-CR1:
Class C, 5.3596% 5/15/45 (i)		1,000,000	1,135,256
Class D, 5.3596% 5/15/45 (h)(i)		5,550,000	5,961,588
Series 2012-CR2:
Class D, 4.8575% 8/15/45 (h)(i)		4,500,000	4,899,105
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR2:
Class E, 4.8575% 8/15/45 (h)(i)		$ 6,000,000	$ 6,249,660
Series 2012-LC4:
Class C, 5.6468% 12/10/44 (i)		2,000,000	2,291,648
Class D, 5.6468% 12/10/44 (h)(i)		8,000,000	8,757,496
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,359,418	1,468,042
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		1,882,248	1,946,092
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.5573% 11/10/46 (h)(i)		12,490,000	13,907,178
Class G, 4.652% 11/10/46 (h)		9,843,000	8,730,711
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		3,746	3,742
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		500,000	518,702
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5752% 12/25/43 (i)(j)		12,206,096	1,612,669
Series K012 Class X3, 2.288% 1/25/41 (i)(j)		21,072,886	2,492,691
Series K013 Class X3, 2.8068% 1/25/43 (i)(j)		14,360,000	2,101,844
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,438,417
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (i)		634,170	682,090
GP Portfolio Trust Series 2014-GPP Class E, 4.017% 2/15/27 (h)(i)		2,823,000	2,810,253
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8188% 7/10/38 (i)		7,889,075	8,231,650
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0409% 8/10/43 (h)(i)		4,000,000	4,472,448
Class E, 4% 8/10/43 (h)		3,770,000	3,473,075
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2225% 12/10/43 (h)(i)		3,000,000	3,236,121
Series 2011-GC5:
Class C, 5.3067% 8/10/44 (h)(i)		9,000,000	10,212,705
Class D, 5.3067% 8/10/44 (h)(i)		4,000,000	4,332,108
Class E, 5.3067% 8/10/44 (h)(i)		4,049,000	3,890,429
Class F, 4.5% 8/10/44 (h)		4,500,000	3,732,750
Series 2012-GC6:
Class C, 5.6379% 1/10/45 (h)(i)		3,600,000	4,118,888
Class D, 5.6379% 1/10/45 (h)(i)		2,000,000	2,154,417
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (i)		6,500,000	7,449,738
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust: - continued
Series 2012-GCJ7:
Class D, 5.7228% 5/10/45 (h)(i)		$ 3,000,000	$ 3,236,777
Class E, 5% 5/10/45 (h)		6,920,000	6,567,582
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (h)(i)		2,000,000	2,034,458
Series 2013-GC16:
Class D, 5.323% 11/10/46 (h)(i)		3,750,000	3,865,215
Class F, 3.5% 11/10/46 (h)		7,303,000	5,728,145
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4108% 7/15/29 (h)(i)		7,241,000	7,061,677
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (h)(i)		5,000,000	5,135,126
Invitation Homes Trust floater Series 2013-SFR1 Class E, 2.9% 12/17/30 (h)(i)		1,500,000	1,449,049
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6564% 1/12/37 (h)(i)		1,000,000	1,010,226
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(i)		3,000,000	3,692,982
Class D, 7.4453% 12/5/27 (h)(i)		9,550,000	11,622,579
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,565,786
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (h)(i)		4,500,000	5,237,060
Class XB, 0.9305% 8/5/32 (h)(i)(j)		32,655,000	1,276,494
Series 2012-CBX:
Class C, 5.2402% 6/15/45 (i)		4,530,000	5,054,817
Class F, 4% 6/15/45 (h)		5,000,000	4,467,280
Class G 4% 6/15/45 (h)		4,044,000	3,127,588
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-JWMZ Class M, 6.1665% 4/15/18 (h)(i)		2,137,531	2,138,672
Series 2013-JWRZ Class E, 3.9065% 4/15/30 (h)(i)		3,400,000	3,403,125
Series 2014-FBLU Class E, 3.661% 12/15/28 (h)(i)		2,000,000	1,997,176
Series 2014-INN:
Class E, 3.767% 6/15/29 (h)(i)		9,607,000	9,619,998
Class F, 4.167% 6/15/29 (h)(i)		9,618,000	9,650,518
Series 2005-LDP5 Class AJ, 5.3574% 12/15/44 (i)		3,470,000	3,561,233
Series 2011-C4 Class F, 3.873% 7/15/46 (h)		1,400,000	1,296,056
Series 2011-C5 Class C, 5.3229% 8/15/46 (h)(i)		6,525,375	7,405,289
Series 2013-LC11 Class D, 4.2405% 4/15/46 (i)		3,750,000	3,668,904
Series 2014-DSTY Class E, 3.8046% 6/10/27 (h)(i)		2,525,000	2,358,597
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (h)		$ 1,090,120	$ 1,010,366
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,666,611
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		8,000,000	8,196,712
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,162,879
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,007,876
Series 2006-C4:
Class A4, 5.8331% 6/15/38 (i)		4,785,122	5,013,588
Class AJ, 5.8531% 6/15/38 (i)		7,005,000	7,288,268
Class AM, 5.8531% 6/15/38 (i)		6,700,000	7,097,712
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.3544% 6/25/43 (h)(i)		4,699,000	4,763,974
Series 2014-2:
Class D, 5.1491% 1/20/41 (h)(i)		3,000,000	2,914,728
Class E, 5.1491% 1/20/41 (h)(i)		4,800,000	4,106,578
Mach One Trust LLC Series 2004-1A Class H, 6.2229% 5/28/40 (h)(i)		2,840,000	2,868,400
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	553,206
Class G, 4.384% 7/12/37	CAD	355,000	275,440
Class H, 4.384% 7/12/37	CAD	236,000	182,343
Class J, 4.384% 7/12/37	CAD	355,000	273,145
Class K, 4.384% 7/12/37	CAD	355,000	272,013
Class L, 4.384% 7/12/37	CAD	236,000	180,085
Class M, 4.384% 7/12/37	CAD	995,000	739,350
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6771% 5/12/39 (i)		1,200,000	1,258,271
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		11,995	11,965
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		3,101	3,101
Series 2004-C1 Class IO, 8.9377% 1/15/37 (h)(i)(j)		391,202	11,267
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6617% 11/15/45 (h)(i)		2,000,000	2,110,712
Series 2013-C12 Class D, 4.7686% 10/15/46 (h)(i)		3,250,000	3,227,257
Series 2013-C13 Class D, 4.8954% 11/15/46 (h)(i)		3,100,000	3,094,200
Series 2013-C7 Class E, 4.3017% 2/15/46 (h)(i)		1,000,000	891,623
Series 2013-C9 Class D, 4.1589% 5/15/46 (h)(i)		5,000,000	4,858,790
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,727,916
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2012-C4 Class E, 5.525% 3/15/45 (h)(i)		$ 5,630,000	$ 6,061,083
Series 1997-RR Class F, 7.4345% 4/30/39 (h)(i)		846,456	848,572
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,640,173	2,591,026
Series 2005-HQ5 Class B, 5.272% 1/14/42		168,455	168,480
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,527,518
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,990,373
Series 2011-C1 Class C, 5.2512% 9/15/47 (h)(i)		4,000,000	4,506,092
Series 2011-C2:
Class D, 5.304% 6/15/44 (h)(i)		4,610,000	5,098,503
Class E, 5.304% 6/15/44 (h)(i)		9,600,000	10,320,413
Class F, 5.304% 6/15/44 (h)(i)		4,440,000	4,337,662
Class XB, 0.4589% 6/15/44 (h)(i)(j)		63,708,222	1,794,278
Series 2011-C3:
Class C, 5.1828% 7/15/49 (h)(i)		2,000,000	2,222,734
Class D, 5.1828% 7/15/49 (h)(i)		7,400,000	8,084,567
Series 2012-C4 Class D, 5.525% 3/15/45 (h)(i)		6,310,000	7,011,571
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		4,404,349	5,716,845
RBSCF Trust Series 2010-MB1 Class D, 5.1367% 4/15/24 (h)(i)		9,049,000	9,071,224
SCG Trust Series 2013-SRP1 Class D, 3.4999% 11/15/26 (h)(i)		1,000,000	978,494
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5597% 8/15/39 (i)		2,080,000	2,131,393
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	11,110,115
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5426% 5/10/45 (h)(i)		3,235,000	3,457,073
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		2,249,994	2,234,095
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8876% 1/10/45 (h)(i)		3,000,000	3,603,720
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	3,011,345
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C11:
Class D, 5.1384% 1/15/41 (i)		5,177,000	5,290,252
Class E, 5.1884% 1/15/41 (i)		3,785,000	3,878,998
Series 2004-C12 Class D, 5.4173% 7/15/41 (i)		928,145	929,070
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7778% 10/15/45 (h)(i)		9,999,000	10,284,931
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)		$ 4,000,000	$ 3,338,000
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,482,287
Class D, 5.5496% 3/15/44 (h)(i)		1,000,000	1,099,016
Class E, 5% 3/15/44 (h)		3,000,000	2,846,802
Series 2011-C5:
Class F, 5.25% 11/15/44 (h)(i)		3,000,000	2,840,313
Class G, 5.25% 11/15/44 (h)(i)		2,000,000	1,774,200
Series 2012-C10 Class E, 4.4581% 12/15/45 (h)(i)		4,090,000	3,621,032
Series 2012-C7:
Class D, 4.8452% 6/15/45 (h)(i)		2,380,000	2,565,326
Class F, 4.5% 6/15/45 (h)		2,000,000	1,783,920
Series 2013-C11:
Class D, 4.1819% 3/15/45 (h)(i)		5,830,000	5,729,485
Class E, 4.1819% 3/15/45 (h)(i)		4,780,000	4,152,807
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)		4,000,000	3,884,716
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $538,972,148)			596,095,462
Bank Loan Obligations - 7.9%

CONSUMER DISCRETIONARY - 2.7%
Hotels, Restaurants & Leisure - 2.0%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		13,305,302	12,689,931
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)		9,243,550	8,527,175
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (i)		4,067,130	4,041,914
Cooper Hotel Group 12% 11/6/17		13,243,994	13,906,193
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)		2,150,000	2,144,625
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)		26,674,479	26,407,734
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (i)		14,265,248	14,158,258
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (i)		$ 8,156,115	$ 8,023,578
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (i)		2,278,550	2,278,550
			92,177,958
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)		8,295,000	8,149,838
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		15,463,647	15,289,681
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (i)		6,245,355	6,182,902
TOTAL CONSUMER DISCRETIONARY			121,800,379
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 4.75% 3/21/19 (i)		5,123,347	5,104,134
Tranche B 3LN, term loan 4% 8/25/19 (i)		8,485,000	8,431,969
			13,536,103
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,184,245	7,166,285
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,440,575
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (i)		4,260,000	4,270,650
			19,877,510
FINANCIALS - 2.1%
Diversified Financial Services - 0.4%
Blackstone 9.98% 10/1/17		17,089,815	17,089,815
Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (i)		10,878,128	10,592,577
Real Estate Management & Development - 1.0%
CityCenter 8.74% 7/10/15 (i)		3,307,347	3,307,347
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		$ 422,724	$ 415,326
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)		44,245,717	43,582,031
			47,304,704
Thrifts & Mortgage Finance - 0.5%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		25,099,143	23,373,577
TOTAL FINANCIALS			98,360,673
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (i)		2,090,052	2,090,052
Tranche E, term loan 3.4856% 1/25/17 (i)		784,162	780,242
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (i)		14,550,000	14,604,563
Skilled Healthcare Group, Inc. term loan 7.1398% 4/9/16 (i)		6,992,760	6,975,278
			24,450,135
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (i)		3,970,000	3,865,788
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (i)		9,975,000	9,987,968
			13,853,756
Construction & Engineering - 0.3%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (i)		11,424,965	11,424,965
TOTAL INDUSTRIALS			25,278,721
Bank Loan Obligations - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (i)		$ 9,075,185	$ 8,919,001
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (i)		13,925,025	13,698,743
			22,617,744
UTILITIES - 0.8%
Electric Utilities - 0.6%
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (i)		1,507,839	1,485,221
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		7,343,443	7,150,678
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (i)		4,698,016	4,674,526
Tranche C, term loan 4.25% 12/31/19 (i)		1,143,014	1,137,299
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (i)		3,380,107	3,337,856
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		6,102,475	5,980,425
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (i)		2,770,000	2,756,150
			26,522,155
Independent Power Producers & Renewable Electricity Producers - 0.2%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		1,980,000	1,960,200
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		9,854,950	8,968,004
			10,928,204
TOTAL UTILITIES			37,450,359
TOTAL BANK LOAN OBLIGATIONS (Cost $368,439,360)			363,371,624
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)(i)		1,220,000	562,786
Preferred Securities - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)(i)		$ 500,000	$ 250
TOTAL PREFERRED SECURITIES (Cost $1,297,768)			563,036
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	332,799,976	332,799,976
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,611,700	2,611,700
TOTAL MONEY MARKET FUNDS (Cost $335,411,676)		335,411,676
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,221,908,265)		4,600,696,376
NET OTHER ASSETS (LIABILITIES) - 0.2%		8,136,127
NET ASSETS - 100%		$ 4,608,832,503
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $701,223,927 or 15.2% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,228,086 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 66,085
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.4514% 12/25/42	3/25/03	$ 94,332
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$ 4,244,623
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 187,992
Fidelity Securities Lending Cash Central Fund	17,947
Total	$ 205,939
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 98,809,206	$ 6,057,602	$ -	$ 2,810,446	$ 133,937,344
Arbor Realty Trust, Inc.	21,697,653	-	-	797,934	21,329,376
Arbor Realty Trust, Inc. 7.375%	8,162,637	2,420,000	-	396,964	10,790,961
Arbor Realty Trust, Inc. Series A, 8.25%	4,727,225	-	-	194,998	4,765,043
Arbor Realty Trust, Inc. Series B, 7.75%	5,882,400	-	-	232,500	5,891,760
Arbor Realty Trust, Inc. Series C, 8.50%	2,525,000	-	-	106,250	2,557,000
Total	$ 141,804,121	$ 8,477,602	$ -	$ 4,539,092	$ 179,271,484
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,687,755	$ 8,513,126	$ -	$ 7,174,629
Financials	2,259,500,569	2,211,834,850	47,665,695	24
Corporate Bonds	926,557,308	-	926,080,975	476,333
Asset-Backed Securities	92,890,592	-	87,022,531	5,868,061
Collateralized Mortgage Obligations	10,618,354	-	9,889,992	728,362
Commercial Mortgage Securities	596,095,462	-	593,619,880	2,475,582
Bank Loan Obligations	363,371,624	-	343,598,133	19,773,491
Preferred Securities	563,036	-	-	563,036
Money Market Funds	335,411,676	335,411,676	-	-
Total Investments in Securities:	$ 4,600,696,376	$ 2,555,759,652	$ 2,007,877,206	$ 37,059,518
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 47,410,682
Net Realized Gain (Loss) on Investment Securities	5,619
Net Unrealized Gain (Loss) on Investment Securities	43,346
Cost of Purchases	1,642,050
Proceeds of Sales	(12,359,953)
Amortization/Accretion	(67,192)
Transfers into Level 3	646,428
Transfers out of Level 3	(17,547,489)
Ending Balance	$ 19,773,491
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 43,346
Other Investments in Securities
Beginning Balance	$ 31,191,916
Net Realized Gain (Loss) on Investment Securities	(4,434,429)
Net Unrealized Gain (Loss) on Investment Securities	5,983,766
Cost of Purchases	99,942
Proceeds of Sales	(8,014,428)
Amortization/Accretion	290,537
Transfers into Level 3	-
Transfers out of Level 3	(7,831,277)
Ending Balance	$ 17,286,027
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ (8,454)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.2%
AAA,AA,A	3.4%
BBB	10.4%
BB	9.2%
B	10.8%
CCC,CC,C	1.0%
D	0.0%
Not Rated	8.1%
Equities	49.4%
Short-Term Investments and Net Other Assets	7.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015

Assets
Investment in securities, at value (including securities loaned of $2,539,082) - See accompanying schedule: Unaffiliated issuers (cost $3,757,112,385)	$ 4,086,013,216
Fidelity Central Funds (cost $335,411,676)	335,411,676
Other affiliated issuers (cost $129,384,204)	179,271,484
Total Investments (cost $4,221,908,265)		$ 4,600,696,376
Cash		6,827,434
Receivable for investments sold		2,213,717
Receivable for fund shares sold		9,253,135
Dividends receivable		3,116,137
Interest receivable		18,078,147
Distributions receivable from Fidelity Central Funds		45,283
Prepaid expenses		6,183
Other receivables		12,064
Total assets		4,640,248,476

Liabilities
Payable for investments purchased
Regular delivery	$ 16,805,792
Delayed delivery	1,500,000
Payable for fund shares redeemed	7,056,868
Accrued management fee	2,089,026
Distribution and service plan fees payable	349,293
Other affiliated payables	902,571
Other payables and accrued expenses	100,723
Collateral on securities loaned, at value	2,611,700
Total liabilities		31,415,973

Net Assets		$ 4,608,832,503
Net Assets consist of:
Paid in capital		$ 4,230,459,716
Distributions in excess of net investment income		(10,180,473)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,765,860
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		378,787,400
Net Assets		$ 4,608,832,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($499,748,521 ÷ 42,064,773 shares)	$ 11.88

Maximum offering price per share (100/96.00 of $11.88)	$ 12.37
Class T: Net Asset Value and redemption price per share ($57,277,616 ÷ 4,818,760 shares)	$ 11.89

Maximum offering price per share (100/96.00 of $11.89)	$ 12.39
Class C: Net Asset Value and offering price per share ($288,753,543 ÷ 24,485,200 shares)A	$ 11.79

Real Estate Income: Net Asset Value, offering price and redemption price per share ($2,777,817,321 ÷ 232,782,836 shares)	$ 11.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($985,235,502 ÷ 82,776,312 shares)	$ 11.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2015

Investment Income
Dividends (including $4,539,092 earned from other affiliated issuers)		$ 64,172,176
Interest		56,773,494
Income from Fidelity Central Funds		205,939
Total income		121,151,609

Expenses
Management fee	$ 11,904,033
Transfer agent fees	4,675,064
Distribution and service plan fees	1,959,164
Accounting and security lending fees	670,766
Custodian fees and expenses	32,928
Independent trustees' compensation	8,930
Registration fees	109,947
Audit	84,607
Legal	7,554
Miscellaneous	12,438
Total expenses before reductions	19,465,431
Expense reductions	(25,516)	19,439,915
Net investment income (loss)		101,711,694
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,266,988
Foreign currency transactions	8,566
Total net realized gain (loss)		24,275,554
Change in net unrealized appreciation (depreciation) on: Investment securities	109,899,284
Assets and liabilities in foreign currencies	(24,247)
Total change in net unrealized appreciation (depreciation)		109,875,037
Net gain (loss)		134,150,591
Net increase (decrease) in net assets resulting from operations		$ 235,862,285

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,711,694	$ 170,741,524
Net realized gain (loss)	24,275,554	105,884,376
Change in net unrealized appreciation (depreciation)	109,875,037	30,348,946
Net increase (decrease) in net assets resulting from operations	235,862,285	306,974,846
Distributions to shareholders from net investment income	(146,546,341)	(172,155,251)
Distributions to shareholders from net realized gain	(75,677,557)	(78,297,244)
Total distributions	(222,223,898)	(250,452,495)
Share transactions - net increase (decrease)	421,078,266	(6,051,637)
Redemption fees	139,170	438,384
Total increase (decrease) in net assets	434,855,823	50,909,098

Net Assets
Beginning of period	4,173,976,680	4,123,067,582
End of period (including distributions in excess of net investment income of $10,180,473 and undistributed net investment income of $34,654,174, respectively)	$ 4,608,832,503	$ 4,173,976,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.67	$ 11.26	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.49	.54	.52	.53	.18
Net realized and unrealized gain (loss)	.35	.44	.60	.61	.76	(.04)
Total from investment operations	.62	.93	1.14	1.13	1.29	.14
Distributions from net investment income	(.39)	(.50)	(.53)	(.51)	(.50)	(.15)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.60)	(.74)	(.73)	(.60) K	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.88	$ 11.86	$ 11.67	$ 11.26	$ 10.73	$ 9.94
Total ReturnB, C, D	5.41%	8.49%	10.45%	11.24%	13.27%	1.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04%A	1.06%	1.08%	1.12%	1.13%	1.09%A
Expenses net of fee waivers, if any	1.04%A	1.05%	1.08%	1.12%	1.13%	1.09%A
Expenses net of all reductions	1.04%A	1.05%	1.07%	1.11%	1.12%	1.09%A
Net investment income (loss)	4.56%A	4.28%	4.62%	4.89%	5.00%	6.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 499,749	$ 442,271	$ 378,269	$ 137,352	$ 60,283	$ 3,830
Portfolio turnover rateG	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.67	$ 11.26	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.49	.54	.52	.52	.17
Net realized and unrealized gain (loss)	.36	.43	.60	.62	.76	(.03)
Total from investment operations	.63	.92	1.14	1.14	1.28	.14
Distributions from net investment income	(.39)	(.50)	(.53)	(.50)	(.50)	(.15)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.60)	(.73) K	(.73)	(.60)	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.89	$ 11.86	$ 11.67	$ 11.26	$ 10.72	$ 9.94
Total ReturnB, C, D	5.49%	8.44%	10.42%	11.33%	13.11%	1.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%A	1.08%	1.08%	1.11%	1.16%	1.17%A
Expenses net of fee waivers, if any	1.07%A	1.08%	1.08%	1.11%	1.16%	1.17%A
Expenses net of all reductions	1.07%A	1.07%	1.08%	1.11%	1.16%	1.17%A
Net investment income (loss)	4.53%A	4.26%	4.61%	4.90%	4.96%	5.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,278	$ 48,164	$ 46,198	$ 26,143	$ 7,626	$ 862
Portfolio turnover rateG	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.73 per share is comprised of distributions from net investment income of $.496 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.59	$ 11.20	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.22	.40	.45	.44	.45	.15
Net realized and unrealized gain (loss)	.35	.43	.60	.62	.74	(.03)
Total from investment operations	.57	.83	1.05	1.06	1.19	.12
Distributions from net investment income	(.34)	(.42)	(.46)	(.43)	(.45)	(.14)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.55)	(.65) K	(.66)	(.53)	(.45)	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.79	$ 11.77	$ 11.59	$ 11.20	$ 10.67	$ 9.93
Total ReturnB, C, D	5.02%	7.66%	9.66%	10.49%	12.25%	1.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79%A	1.79%	1.81%	1.87%	1.89%	1.86%A
Expenses net of fee waivers, if any	1.79%A	1.79%	1.81%	1.87%	1.89%	1.86%A
Expenses net of all reductions	1.79%A	1.79%	1.81%	1.87%	1.89%	1.86%A
Net investment income (loss)	3.81%A	3.54%	3.88%	4.14%	4.23%	5.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288,754	$ 246,306	$ 204,012	$ 52,780	$ 21,555	$ 836
Portfolio turnover rateG	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.417 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.71	$ 11.29	$ 10.75	$ 9.95	$ 8.21
Income from Investment Operations
Net investment income (loss) D	.28	.52	.57	.54	.55	.53
Net realized and unrealized gain (loss)	.36	.44	.60	.62	.76	1.73
Total from investment operations	.64	.96	1.17	1.16	1.31	2.26
Distributions from net investment income	(.40)	(.53)	(.55)	(.52)	(.51)	(.52)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.62) I	(.76) J	(.75)	(.62)	(.51)	(.52)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.93	$ 11.91	$ 11.71	$ 11.29	$ 10.75	$ 9.95
Total ReturnB, C	5.51%	8.78%	10.71%	11.50%	13.41%	28.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.83%A	.83%	.84%	.90%	.92%	.97%
Expenses net of fee waivers, if any	.82%A	.83%	.84%	.89%	.92%	.96%
Expenses net of all reductions	.82%A	.83%	.84%	.89%	.92%	.96%
Net investment income (loss)	4.77%A	4.50%	4.85%	5.12%	5.21%	5.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,777,817	$ 2,627,382	$ 2,884,545	$ 2,252,149	$ 1,660,063	$ 1,030,393
Portfolio turnover rateF	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.62 per share is comprised of distributions from net investment income of $.404 and distributions from net realized gain of $.212 per share. J Total distributions of $.76 per share is comprised of distributions from net investment income of $.525 and distributions from net realized gain of $.236.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.69	$ 11.28	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.28	.52	.57	.55	.55	.19
Net realized and unrealized gain (loss)	.36	.44	.60	.62	.76	(.04)
Total from investment operations	.64	.96	1.17	1.17	1.31	.15
Distributions from net investment income	(.41)	(.53)	(.56)	(.53)	(.52)	(.15)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.62)	(.77)	(.76)	(.63)	(.52)	(.15)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.90	$ 11.88	$ 11.69	$ 11.28	$ 10.74	$ 9.95
Total ReturnB, C	5.57%	8.76%	10.72%	11.62%	13.44%	1.58%
Ratios to Average Net Assets E, H
Expenses before reductions	.78%A	.78%	.80%	.84%	.89%	.85%A
Expenses net of fee waivers, if any	.78%A	.78%	.80%	.84%	.89%	.85%A
Expenses net of all reductions	.78%A	.78%	.80%	.84%	.89%	.85%A
Net investment income (loss)	4.82%A	4.55%	4.89%	5.17%	5.24%	6.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 985,236	$ 809,854	$ 610,045	$ 217,435	$ 43,282	$ 2,930
Portfolio turnover rateF	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period April 14, 2010 (commencement of sale of shares) to July 30, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 481,167,029
Gross unrealized depreciation	(103,467,625)
Net unrealized appreciation (depreciation) on securities	$ 377,699,404

Tax cost	$ 4,222,996,972

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $621,113,393 and $350,563,339, respectively.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 567,846	$ 16,744
Class T	-%	.25%	63,531	-
Class C	.75%	.25%	1,327,787	435,578
			$ 1,959,164	$ 452,322

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41,899
Class T	5,006
Class C*	23,532
$ 70,437

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 445,958.20
Class T	56,862.22
Class C	257,348.19
Real Estate Income	3,081,077.23
Institutional Class	833,819.18
	$ 4,675,064

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,158 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,919 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,947. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19,936 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,348.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Real Estate Income expenses during the period in the amount of $4,232.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 15,122,863	$ 16,638,771
Class T	1,684,419	1,842,576
Class C	7,818,920	7,530,932
Real Estate Income	90,298,969	117,401,887
Institutional Class	31,621,170	28,741,085
Total	$ 146,546,341	$ 172,155,251
From net realized gain
Class A	$ 7,958,841	$ 7,591,572
Class T	875,220	874,881
Class C	4,645,932	4,152,718
Real Estate Income	46,720,433	53,508,422
Institutional Class	15,477,131	12,169,651
Total	$ 75,677,557	$ 78,297,244

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	9,766,902	18,815,698	$ 114,976,560	$ 217,399,754
Reinvestment of distributions	1,788,200	1,805,230	20,829,273	20,178,624
Shares redeemed	(6,792,343)	(15,738,034)	(79,763,885)	(180,458,692)
Net increase (decrease)	4,762,759	4,882,894	$ 56,041,948	$ 57,119,686
Class T
Shares sold	969,612	1,270,924	$ 11,435,988	$ 14,645,845
Reinvestment of distributions	202,446	211,146	2,358,154	2,357,016
Shares redeemed	(413,416)	(1,380,258)	(4,866,406)	(15,703,373)
Net increase (decrease)	758,642	101,812	$ 8,927,736	$ 1,299,488
Class C
Shares sold	4,742,874	9,015,535	$ 55,448,980	$ 103,482,191
Reinvestment of distributions	904,783	813,525	10,466,010	9,012,478
Shares redeemed	(2,089,983)	(6,508,928)	(24,340,004)	(73,908,752)
Net increase (decrease)	3,557,674	3,320,132	$ 41,574,986	$ 38,585,917

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Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Real Estate Income
Shares sold	29,531,997	61,717,695	$ 349,603,525	$ 711,894,953
Reinvestment of distributions	10,349,604	13,609,464	121,038,299	152,306,330
Shares redeemed	(27,746,338)	(100,931,769)	(327,687,059)	(1,156,054,958)
Net increase (decrease)	12,135,263	(25,604,610)	$ 142,954,765	$ (291,853,675)
Institutional Class
Shares sold	23,582,339	40,192,476	$ 277,545,470	$ 465,679,843
Reinvestment of distributions	2,943,991	2,412,058	34,326,111	27,006,597
Shares redeemed	(11,915,809)	(26,626,486)	(140,292,750)	(303,889,493)
Net increase (decrease)	14,610,521	15,978,048	$ 171,578,831	$ 188,796,947

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2015, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2015 and for the year ended July 31, 2014, and the financial highlights for the six months ended January 31, 2015 and for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2015 and for the year ended July 31, 2014, and the financial highlights for the six months ended January 31, 2015 and for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 20, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

REII-USAN-0315
1.907543.104

Fidelity®

Real Estate Income

Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.04%
Actual		$ 1,000.00	$ 1,054.10	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.96	$ 5.30
Class T	1.07%
Actual		$ 1,000.00	$ 1,054.90	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class C	1.79%
Actual		$ 1,000.00	$ 1,050.20	$ 9.25
HypotheticalA		$ 1,000.00	$ 1,016.18	$ 9.10
Real Estate Income	.82%
Actual		$ 1,000.00	$ 1,055.10	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,055.70	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Equity Lifestyle Properties, Inc.	3.0	2.7
Acadia Realty Trust (SBI)	2.9	2.4
MFA Financial, Inc.	2.9	3.2
Ventas, Inc.	1.4	1.6
WP Carey, Inc.	1.1	0.9
	11.3
Top 5 Bonds as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20	0.9	0.9
Annaly Capital Management, Inc. 5% 5/15/15	0.7	0.8
IAS Operating Partnership LP 5% 3/15/18	0.7	0.6
Standard Pacific Corp. 8.375% 5/15/18	0.7	0.8
iStar Financial, Inc. 5.875% 3/15/16	0.6	0.7
	3.6
Top Five REIT Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Mortgage	17.2	17.3
REITs - Shopping Centers	7.2	6.3
REITs - Health Care	7.0	6.9
REITs - Management/Investment	5.6	9.0
REITs - Apartments	4.8	4.9
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Common Stocks 30.8%		Common Stocks 31.4%
	Preferred Stocks 17.6%		Preferred Stocks 16.7%
	Bonds 30.7%		Bonds 32.8%
	Convertible Securities 5.5%		Convertible Securities 4.5%
	Other Investments 7.9%		Other Investments 7.8%
	Short-Term Investments and Net Other Assets (Liabilities) 7.5%		Short-Term Investments and Net Other Assets (Liabilities) 6.8%
* Foreign investments	1.3%	** Foreign investments	2.6%

Semiannual Report

Investments January 31, 2015

Showing Percentage of Net Assets

Common Stocks - 30.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)(k)	4,620	$ 7,174,629
FINANCIALS - 30.6%
Capital Markets - 0.5%
Ellington Financial LLC	1,114,700	23,352,965
Real Estate Investment Trusts - 29.4%
Acadia Realty Trust (SBI) (g)	3,700,949	133,937,344
AG Mortgage Investment Trust, Inc.	781,700	14,375,463
American Realty Capital Properties, Inc.	785,434	7,277,046
American Tower Corp.	171,300	16,607,535
Annaly Capital Management, Inc.	1,193,000	12,598,080
Anworth Mortgage Asset Corp.	1,572,210	8,159,770
Apartment Investment & Management Co. Class A	1,195,700	47,660,602
Arbor Realty Trust, Inc. (g)	3,068,975	21,329,376
AvalonBay Communities, Inc.	149,500	25,862,005
Boardwalk (REIT)	136,200	6,573,657
CBL & Associates Properties, Inc.	2,180,373	44,959,291
Cedar Shopping Centers, Inc.	830,510	6,610,860
Chambers Street Properties	1,349,993	11,407,441
CYS Investments, Inc.	2,094,739	18,517,493
Douglas Emmett, Inc.	564,100	16,065,568
Dynex Capital, Inc.	2,039,943	17,074,323
EastGroup Properties, Inc.	81,700	5,281,088
Ellington Residential Mortgage REIT	260,000	4,269,200
Equity Lifestyle Properties, Inc.	2,555,260	139,849,378
Equity Residential (SBI)	304,200	23,608,962
Excel Trust, Inc.	2,133,328	29,951,925
Extra Space Storage, Inc.	230,700	15,226,200
First Potomac Realty Trust	1,381,615	17,684,672
Five Oaks Investment Corp.	479,100	5,241,354
H&R REIT/H&R Finance Trust	375,100	7,208,580
Hatteras Financial Corp.	787,600	14,318,568
Lexington Corporate Properties Trust	4,251,582	48,510,551
LTC Properties, Inc.	386,713	18,144,574
MFA Financial, Inc.	16,938,293	132,796,217
Mid-America Apartment Communities, Inc.	600,300	47,615,796
Monmouth Real Estate Investment Corp. Class A	950,073	11,220,362
National Retail Properties, Inc.	244,200	10,461,528
New Senior Investment Group, Inc.	1,476,243	24,417,059
Newcastle Investment Corp.	1,447,930	6,414,330
NorthStar Realty Finance Corp.	240,300	4,544,073
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Piedmont Office Realty Trust, Inc. Class A	551,300	$ 10,766,889
Potlatch Corp.	434,400	17,315,184
Prologis, Inc.	371,987	16,791,493
Redwood Trust, Inc. (f)	160,900	3,206,737
Sabra Health Care REIT, Inc.	319,000	10,431,300
Select Income (REIT)	473,800	11,783,406
Senior Housing Properties Trust (SBI)	2,048,800	47,716,552
Simon Property Group, Inc.	161,500	32,083,590
Store Capital Corp.	484,300	11,119,528
Terreno Realty Corp.	1,728,064	39,399,859
Two Harbors Investment Corp.	1,821,280	18,795,610
Ventas, Inc.	808,246	64,506,113
Washington REIT (SBI)	224,300	6,439,653
Weyerhaeuser Co.	704,500	25,256,325
WP Carey, Inc.	678,500	48,723,085
WP Glimcher, Inc.	997,963	17,643,986
		1,357,759,581
Real Estate Management & Development - 0.7%
Brookfield Asset Management, Inc. Class A	257,600	13,126,308
Kennedy-Wilson Holdings, Inc.	664,021	17,656,318
		30,782,626
TOTAL FINANCIALS		1,411,895,172
TOTAL COMMON STOCKS (Cost $1,154,404,476)		1,419,069,801
Preferred Stocks - 18.6%

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	50,000	5,187,500
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. Series D 7.00%	195,000	5,685,459
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Commonwealth 6.50% (a)	1,900	$ 46,227
Excel Trust, Inc. 7.00% (a)(h)	248,200	6,701,400
Health Care REIT, Inc. Series I, 6.50% (a)	46,800	3,334,500
Lexington Corporate Properties Trust Series C, 6.50% (a)	468,742	22,895,141
		38,662,727
TOTAL CONVERTIBLE PREFERRED STOCKS		43,850,227
Nonconvertible Preferred Stocks - 17.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	128,353	3,325,626
FINANCIALS - 17.5%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,489,918
Real Estate Investment Trusts - 17.2%
AG Mortgage Investment Trust, Inc.:
8.00%	532,287	13,142,166
8.25%	29,309	742,690
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,820,002
American Capital Agency Corp.:
8.00%	200,000	5,338,000
Series B, 7.75%	360,200	9,077,040
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,260,654
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
American Homes 4 Rent:
Series A, 5.00%	425,887	10,762,164
Series B, 5.00%	237,005	5,996,227
Series C, 5.50%	733,281	18,434,684
American Realty Capital Properties, Inc. Series F, 6.70%	1,353,701	31,229,882
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,502,004
Series C, 7.625%	289,533	7,342,557
Series D, 7.50%	621,976	15,785,751
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,867,698
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	$ 9,842,650
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,928,838
Arbor Realty Trust, Inc.:
7.375% (g)	430,605	10,790,961
Series A, 8.25% (g)	189,089	4,765,043
Series B, 7.75% (g)	240,000	5,891,760
Series C, 8.50% (g)	100,000	2,557,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,710,744
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,208,840
Series E, 9.00%	140,751	3,729,902
Boston Properties, Inc. 5.25%	10,915	272,438
Brandywine Realty Trust Series E, 6.90%	95,000	2,585,900
Campus Crest Communities, Inc. Series A, 8.00%	256,817	6,708,060
Capstead Mortgage Corp. Series E, 7.50%	202,984	5,090,839
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,478,801
Series E, 6.625%	222,063	5,840,257
Cedar Shopping Centers, Inc. Series B, 7.25%	399,750	10,473,450
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,260,115
Colony Financial, Inc.:
Series A, 8.50%	283,920	7,523,880
Series B, 7.50%	86,432	2,205,745
Coresite Realty Corp. Series A, 7.25%	369,799	9,707,224
Corporate Office Properties Trust Series L, 7.375%	161,840	4,353,496
CubeSmart Series A, 7.75%	40,000	1,092,400
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,853,697
Series B, 7.50%	446,667	10,519,008
DDR Corp.:
Series J, 6.50%	340,721	9,114,287
Series K, 6.25%	228,888	6,017,466
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,708,699
Series G, 5.875%	145,444	3,529,926
Series H, 7.375%	50,000	1,361,000
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	10,021,801
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,156,774
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Dynex Capital, Inc.: - continued
Series B, 7.625%	252,120	$ 6,113,910
Equity Commonwealth Series E, 7.25%	648,952	16,684,556
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,675,344
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,066,800
Excel Trust, Inc. Series B, 8.125%	400,000	10,876,000
First Potomac Realty Trust 7.75%	415,296	10,901,520
Five Oaks Investment Corp. Series A, 8.75%	100,000	2,530,000
General Growth Properties, Inc. Series A, 6.375%	166,463	4,283,093
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,991,740
Hatteras Financial Corp. Series A, 7.625%	514,725	12,482,081
Health Care REIT, Inc. Series J, 6.50%	81,600	2,189,328
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,305,632
Series C, 6.875%	50,000	1,325,000
Hospitality Properties Trust Series D, 7.125%	40,800	1,097,112
Hudson Pacific Properties, Inc. 8.375%	394,069	10,541,346
Inland Real Estate Corp.:
Series A, 8.125%	423,500	11,328,625
Series B, 6.95%	245,000	6,374,900
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	3,081,083
Series B, 7.75%	496,477	12,233,193
Investors Real Estate Trust Series B, 7.95%	126,572	3,363,018
iStar Financial, Inc.:
Series E, 7.875%	188,696	4,698,530
Series F, 7.80%	418,693	10,341,717
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,297,590
Series H, 6.375%	143,296	3,811,674
Kite Realty Group Trust 8.25%	96,100	2,522,625
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,682,486
Series I, 6.375%	354,698	9,246,977
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	3,105,000
Series B, 7.625%	31,240	718,520
MFA Financial, Inc.:
8.00%	538,930	13,958,287
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Financial, Inc.: - continued
Series B, 7.50%	614,532	$ 15,228,103
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,096,800
Series B, 7.875%	95,000	2,518,450
National Retail Properties, Inc.:
5.70%	376,404	9,327,291
Series D, 6.625%	222,138	5,862,222
New York Mortgage Trust, Inc. Series B, 7.75%	239,697	5,946,883
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	5,782,639
Series C, 8.875%	277,101	7,309,924
Series D, 8.50%	233,915	6,081,790
Series E, 8.75%	366,972	9,618,336
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,650,200
Series B, 8.00%	185,085	4,923,261
Series C, 6.50%	183,140	4,798,268
Pennsylvania (REIT) 7.375%	100,510	2,663,515
Prologis, Inc. Series Q, 8.54%	94,446	5,944,195
PS Business Parks, Inc.:
Series R, 6.875%	116,903	3,021,943
Series S, 6.45%	93,809	2,474,681
Series T, 6.00%	198,899	5,065,958
Series U, 5.75%	600	14,880
Public Storage:
5.875% (a)	17,294	444,629
6.375%	122,000	3,273,260
RAIT Financial Trust:
7.125%	322,126	8,008,052
7.625%	224,590	5,468,767
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,972,239
Series 7, 6.00%	125,050	3,191,276
Resource Capital Corp. 8.625%	156,870	3,608,010
Retail Properties America, Inc. 7.00%	394,411	10,191,580
Sabra Health Care REIT, Inc. Series A, 7.125%	298,123	8,094,039
Saul Centers, Inc. Series C, 6.875%	315,478	8,457,965
Senior Housing Properties Trust 5.625%	283,543	7,088,575
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc.:
Series A, 9.00%	280,000	$ 7,624,400
Series B, 6.625%	80,300	2,071,740
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,796,050
Series B, 7.875%	190,173	5,326,746
Series C, 7.125%	153,212	4,092,293
Sun Communities, Inc. Series A, 7.125%	375,000	9,843,750
Sunstone Hotel Investors, Inc. Series D, 8.00%	129,723	3,458,415
Taubman Centers, Inc. Series K, 6.25%	157,322	4,113,970
Terreno Realty Corp. Series A, 7.75%	213,690	5,635,005
UMH Properties, Inc. Series A, 8.25%	600,000	15,804,000
Urstadt Biddle Properties, Inc.:
6.75%	160,000	4,353,600
Series F, 7.125%	210,000	5,667,900
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,260,269
Wells Fargo Real Estate Investment Corp. 6.375% (a)	221,000	5,772,520
Winthrop Realty Trust 7.75%	360,000	9,176,400
WP Glimcher, Inc.:
6.875% (a)	256,115	6,738,386
7.50% (a)	198,527	5,112,070
8.125% (a)	109,192	2,757,098
		796,162,574
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,290,178
TOTAL FINANCIALS		808,942,670
TOTAL NONCONVERTIBLE PREFERRED STOCKS		812,268,296
TOTAL PREFERRED STOCKS (Cost $819,520,265)		856,118,523
Corporate Bonds - 20.1%
		Principal Amount (e)	Value
Convertible Bonds - 4.5%
FINANCIALS - 4.5%
Consumer Finance - 0.0%
Zais Financial Partners LP 8% 11/15/16 (h)		$ 2,000,000	$ 2,075,000
Diversified Financial Services - 0.3%
RWT Holdings, Inc. 5.625% 11/15/19 (h)		12,190,000	12,447,819
Real Estate Investment Trusts - 3.5%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	31,454,868
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		5,600,000	5,526,500
Ares Commercial Real Estate Corp. 7% 12/15/15		14,700,000	15,049,125
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18		5,750,000	6,030,313
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		11,900,000	11,327,313
Colony Financial, Inc.:
3.875% 1/15/21		9,910,000	10,331,175
5% 4/15/23		9,000,000	9,849,375
PennyMac Corp. 5.375% 5/1/20		9,690,000	9,266,063
RAIT Financial Trust 4% 10/1/33		32,665,000	27,418,184
Redwood Trust, Inc. 4.625% 4/15/18		11,200,000	10,843,000
Resource Capital Corp. 8% 1/15/20		15,200,000	14,549,227
Spirit Realty Capital, Inc. 3.75% 5/15/21		2,400,000	2,457,000
Starwood Property Trust, Inc. 3.75% 10/15/17		3,230,000	3,336,994
Starwood Waypoint Residential 4.5% 10/15/17 (h)		1,965,000	1,965,000
			159,404,137
Thrifts & Mortgage Finance - 0.7%
IAS Operating Partnership LP 5% 3/15/18 (h)		33,140,000	31,441,575
TOTAL FINANCIALS			205,368,531
Nonconvertible Bonds - 15.6%
CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 0.6%
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	2,035,000
6.75% 6/1/19		5,875,000	6,124,688
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21		4,000,000	4,220,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (h)		4,500,000	4,432,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		$ 2,000,000	$ 2,005,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,127,324	10,670,248
			29,487,436
Household Durables - 4.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		10,500,000	9,817,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		2,620,000	2,659,300
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,655,375
D.R. Horton, Inc.:
4.375% 9/15/22		4,175,000	4,154,125
4.75% 5/15/17		2,000,000	2,075,000
5.75% 8/15/23		2,510,000	2,698,250
KB Home:
8% 3/15/20		8,465,000	8,877,669
9.1% 9/15/17		4,985,000	5,570,738
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,492,400
4.5% 6/15/19		1,830,000	1,848,300
5.6% 5/31/15		6,000,000	6,073,200
6.5% 4/15/16		4,000,000	4,180,000
6.95% 6/1/18		14,280,000	15,493,800
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	27,097,200
Meritage Homes Corp.:
7% 4/1/22		7,525,000	7,938,875
7.15% 4/15/20		7,060,000	7,554,200
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,636,638
8.4% 5/15/17		5,420,000	6,063,625
Standard Pacific Corp.:
5.875% 11/15/24		3,250,000	3,225,625
7% 8/15/15		4,000,000	4,060,000
8.375% 5/15/18		27,853,000	31,421,526
10.75% 9/15/16		4,910,000	5,517,613
WCI Communities, Inc. 6.875% 8/15/21		1,845,000	1,840,388
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
William Lyon Homes, Inc.:
7% 8/15/22		$ 4,180,000	$ 4,221,800
8.5% 11/15/20		15,550,000	16,599,625
			187,772,772
TOTAL CONSUMER DISCRETIONARY			217,260,208
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		602,053	668,279
FINANCIALS - 10.2%
Diversified Financial Services - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,680,000	3,762,800
6% 8/1/20		6,000,000	6,276,600
			10,039,400
Real Estate Investment Trusts - 7.0%
American Campus Communities Operating Partnership LP 4.125% 7/1/24		2,000,000	2,097,894
American Tower Corp. 3.4% 2/15/19		1,000,000	1,032,545
ARC Properties Operating Partnership LP 4.6% 2/6/24		7,000,000	6,820,765
Camden Property Trust 5% 6/15/15		1,100,000	1,117,846
CBL & Associates LP 5.25% 12/1/23		1,000,000	1,110,598
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		2,526,000	2,631,622
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	4,100,000
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		2,300,000	2,340,250
CubeSmart LP 4.8% 7/15/22		2,000,000	2,251,382
DDR Corp.:
5.5% 5/1/15		4,000,000	4,041,620
7.5% 4/1/17		6,000,000	6,717,906
7.5% 7/15/18		8,756,000	10,320,995
7.875% 9/1/20		4,637,000	5,820,529
9.625% 3/15/16		3,836,000	4,198,149
DuPont Fabros Technology LP 5.875% 9/15/21		1,000,000	1,037,500
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,599,099
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.: - continued
6.25% 1/15/17		$ 3,000,000	$ 3,254,301
Equity Residential 5.125% 3/15/16		7,201,000	7,543,163
HCP, Inc. 3.75% 2/1/16		10,000,000	10,272,390
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,254,762
6% 3/1/15		1,000,000	1,004,164
6% 1/30/17		2,383,000	2,600,725
7.072% 6/8/15		1,500,000	1,532,430
Health Care REIT, Inc.:
3.625% 3/15/16		14,685,000	15,112,510
4.125% 4/1/19		2,000,000	2,159,772
6.2% 6/1/16		2,750,000	2,934,690
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	4,086,758
5.75% 1/15/21		3,095,000	3,545,388
6.5% 1/17/17		2,875,000	3,143,594
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,665,979
5.85% 3/15/17		2,800,000	3,046,316
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,441,650
5.625% 3/15/17		915,000	982,615
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	4,880,495
6.25% 8/15/16		9,675,000	10,120,563
6.25% 6/15/17		1,055,000	1,138,619
6.65% 1/15/18		4,246,000	4,692,607
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,862,138
4% 11/1/17		15,000,000	14,662,500
5% 7/1/19		15,000,000	14,737,500
5.85% 3/15/17		3,587,000	3,676,675
5.875% 3/15/16		27,070,000	27,543,725
6.05% 4/15/15		14,630,000	14,703,150
7.125% 2/15/18		5,725,000	6,039,875
9% 6/1/17		9,175,000	10,092,500
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,880,750
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MPT Operating Partnership LP/MPT Finance Corp.: - continued
6.875% 5/1/21		$ 2,000,000	$ 2,140,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	2,034,208
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	5,758,588
Omega Healthcare Investors, Inc.:
4.95% 4/1/24		2,898,000	3,113,495
6.75% 10/15/22		2,115,000	2,231,325
7.5% 2/15/20		1,000,000	1,042,000
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,145,000
Prologis LP 7.625% 7/1/17		4,690,000	5,275,410
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,434,332
Select Income (REIT) 4.5% 2/1/25		5,000,000	5,013,565
Senior Housing Properties Trust:
3.25% 5/1/19		2,882,000	2,954,223
4.3% 1/15/16		5,000,000	5,099,820
4.75% 5/1/24		3,988,000	4,244,169
6.75% 4/15/20		13,624,000	15,660,039
6.75% 12/15/21		8,000,000	9,436,832
United Dominion Realty Trust, Inc. 5.25% 1/15/16		4,000,000	4,158,416
WP Carey, Inc. 4% 2/1/25		5,000,000	5,082,560
			324,674,986
Real Estate Management & Development - 2.6%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,062,790
CBRE Group, Inc.:
5% 3/15/23		6,020,000	6,305,950
5.25% 3/15/25		3,295,000	3,492,700
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,965,865
Excel Trust LP 4.625% 5/15/24		2,403,000	2,569,261
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (h)		14,565,000	13,945,988
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,245,700
Howard Hughes Corp. 6.875% 10/1/21 (h)		11,715,000	12,242,175
Hunt Companies, Inc. 9.625% 3/1/21 (h)		4,100,000	4,151,250
Kennedy-Wilson, Inc. 5.875% 4/1/24		7,640,000	7,730,152
Mid-America Apartments LP:
3.75% 6/15/24		1,663,000	1,739,380
6.05% 9/1/16		2,500,000	2,690,840
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (h)		$ 4,805,000	$ 4,805,000
5.25% 12/1/21 (h)		6,620,000	6,520,700
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,608,780
5.875% 6/15/17		400,000	440,389
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)		2,000,000	1,885,000
5.625% 3/1/24 (h)		2,270,000	2,111,100
Ventas Realty LP 1.55% 9/26/16		7,000,000	7,053,473
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	3,047,694
3.125% 11/30/15		13,807,000	14,054,960
4% 4/30/19		2,262,000	2,430,551
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,189,756
Weyerhaeuser Real Estate Co. 5.875% 6/15/24 (h)		3,890,000	3,744,125
			118,033,579
Thrifts & Mortgage Finance - 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	4,968,381
Ocwen Financial Corp. 6.625% 5/15/19 (h)		13,695,000	10,613,625
Wrightwood Capital LLC 1.9% 4/20/20 (d)		32,294	476,333
			16,058,339
TOTAL FINANCIALS			468,806,304
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		1,370,000	1,431,650
7.75% 2/15/19		10,410,000	10,836,810
			12,268,460
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		$ 2,795,000	$ 2,941,738
5.5% 2/1/21		12,305,000	13,012,538
			15,954,276
TOTAL HEALTH CARE			28,222,736
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		3,050,000	3,126,250
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,000,000	3,105,000
TOTAL NONCONVERTIBLE BONDS			721,188,777
TOTAL CORPORATE BONDS (Cost $898,339,846)			926,557,308
Asset-Backed Securities - 2.0%

American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (h)		3,000,000	3,146,872
Series 2014-SFR3 Class E, 6.418% 12/17/36 (h)		8,575,000	9,114,868
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.668% 3/20/50 (h)(i)		2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		889,889	918,455
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	423,463
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		462,183	455,897
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		7,094,402	6,934,736
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6006% 11/28/39 (h)(i)		620,905	62
Asset-Backed Securities - continued
		Principal Amount	Value
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		$ 1,737,103	$ 1,717,298
Series 1997-3 Class M1, 7.53% 3/15/28		6,901,849	5,998,414
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		3,000,000	2,998,500
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (h)(i)		1,750,000	1,722,343
Series 2014-SFR1:
Class E, 3.412% 6/17/31 (h)(i)		10,000,000	9,859,362
Class F, 3.918% 6/17/31 (h)(i)		9,504,000	9,371,769
Series 2014-SFR3:
Class E, 4.662% 12/17/31 (h)(i)		4,336,000	4,411,787
Class F, 5.162% 12/17/31 (h)(i)		2,215,000	2,258,088
Series 2015-SRF1 Class F, 4.7165% 3/17/32 (h)(i)		5,500,000	5,525,020
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		985,351	481,986
Merit Securities Corp. Series 13 Class M1, 7.8478% 12/28/33 (i)		1,923,000	2,035,399
Mesa West Capital CDO Ltd. Series 2007-1A Class A2, 0.4583% 2/25/47 (h)(i)		6,298,738	6,177,172
Progress Residential Trust Series 2015-SFR1 Class E, 4.1668% 2/17/32 (h)(i)(l)		1,500,000	1,508,130
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.7072% 1/17/32 (h)(i)		4,071,000	4,097,879
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8824% 2/5/36 (h)(i)		3,859,088	386
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7546% 9/25/26 (h)(i)		2,000,000	1,927,400
Series 2006-1A:
Class H, 1.9046% 9/25/26 (h)(i)		1,087,896	1,074,297
Class J, 3.0046% 9/25/26 (h)(i)		1,500,000	1,466,250
Class K, 3.5046% 9/25/26 (h)(i)		2,475,000	2,401,493
Class L, 4.2546% 9/25/26 (h)(i)		1,500,000	1,451,550
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5511% 11/21/40 (h)(i)		5,329,074	5,235,816
Class F, 2.1811% 11/21/40 (h)(i)		250,000	175,675
TOTAL ASSET-BACKED SECURITIES (Cost $95,402,510)			92,890,592
Collateralized Mortgage Obligations - 0.2%
		Principal Amount (e)	Value
Private Sponsor - 0.2%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B3, 3.6319% 7/25/33 (h)(i)		$ 173,540	$ 41,066
Series 2003-R3 Class B2, 5.5% 11/25/33 (h)		933,707	83,104
Series 2004-R1 Class 1B3, 3.6561% 11/25/34 (h)(i)		16,239	322
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3577% 12/25/46 (h)(i)		4,500,000	5,076,041
Series 2010-K7 Class B, 5.4347% 4/25/20 (h)(i)		3,200,000	3,630,426
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		1,131,190	1,172,263
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.1117% 6/10/35 (h)(i)		135,805	143,891
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		12,394	11,262
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.6663% 12/10/35 (h)(i)		153,030	39,357
Series 2004-A Class B7, 4.4163% 2/10/36 (h)(i)		158,503	52,336
Series 2004-B Class B7, 4.1663% 2/10/36 (h)(i)		197,513	190,189
TOTAL PRIVATE SPONSOR			10,440,257
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		102,802	31,345
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.112% 2/25/42 (h)(i)		76,983	53,691
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.4514% 12/25/42 (i)(k)		163,946	22,112
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.073% 6/25/43 (h)(i)		117,448	49,237
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 2.8985% 10/25/42 (h)(i)		46,599	21,712
TOTAL U.S. GOVERNMENT AGENCY			178,097
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,120,216)			10,618,354
Commercial Mortgage Securities - 12.9%
		Principal Amount (e)	Value
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		$ 2,000,000	$ 2,323,686
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.2832% 11/10/42 (i)		3,580,000	3,576,828
Series 2005-5 Class D, 5.2138% 10/10/45 (i)		4,000,000	4,031,184
Series 2005-6 Class AJ, 5.1523% 9/10/47 (i)		5,000,000	5,152,355
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4348% 3/11/39 (i)		5,700,000	5,859,568
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5753% 4/12/38 (h)(i)		2,520,000	2,673,382
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2006% 8/15/29 (h)(i)		2,500,000	2,369,225
Series 2014-CLMZ Class M, 5.8945% 8/15/29 (h)(i)		11,673,000	11,537,078
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9165% 8/15/26 (h)(i)		2,500,000	2,502,820
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.167% 11/15/19 (h)(i)		4,073,000	4,078,015
Class F, 2.7507% 11/15/19 (h)(i)		1,650,000	1,520,191
Series 2014-CMZA Class MZA, 6.1435% 11/15/19 (h)(i)		14,382,000	14,408,539
CGBAM Commercial Mortgage Trust floater Series 2014-HD Class E, 3.1608% 2/15/31 (h)(i)		5,769,000	5,715,908
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1061% 9/10/46 (h)(i)		2,750,000	2,794,176
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		7,300,000	5,994,453
Series 2012-CR5 Class D, 4.3354% 12/10/45 (h)(i)		2,000,000	2,100,636
Series 2013-CR10 Class D, 4.958% 8/10/46 (h)(i)		2,000,000	1,991,795
Series 2013-CR12 Class D, 5.0853% 10/10/46 (h)(i)		4,000,000	4,102,192
Series 2013-CR9 Class D, 4.2592% 7/10/45 (h)(i)		4,255,000	4,127,346
Series 2013-LC6 Class D, 4.2879% 1/10/46 (h)(i)		3,870,000	3,781,578
Series 2014-UBS2 Class D, 5.0157% 3/10/47 (h)(i)		3,713,000	3,665,908
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,081,591	2,009,060
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,088,910
Series 2012-CR1:
Class C, 5.3596% 5/15/45 (i)		1,000,000	1,135,256
Class D, 5.3596% 5/15/45 (h)(i)		5,550,000	5,961,588
Series 2012-CR2:
Class D, 4.8575% 8/15/45 (h)(i)		4,500,000	4,899,105
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR2:
Class E, 4.8575% 8/15/45 (h)(i)		$ 6,000,000	$ 6,249,660
Series 2012-LC4:
Class C, 5.6468% 12/10/44 (i)		2,000,000	2,291,648
Class D, 5.6468% 12/10/44 (h)(i)		8,000,000	8,757,496
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,359,418	1,468,042
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		1,882,248	1,946,092
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.5573% 11/10/46 (h)(i)		12,490,000	13,907,178
Class G, 4.652% 11/10/46 (h)		9,843,000	8,730,711
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		3,746	3,742
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		500,000	518,702
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5752% 12/25/43 (i)(j)		12,206,096	1,612,669
Series K012 Class X3, 2.288% 1/25/41 (i)(j)		21,072,886	2,492,691
Series K013 Class X3, 2.8068% 1/25/43 (i)(j)		14,360,000	2,101,844
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,438,417
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (i)		634,170	682,090
GP Portfolio Trust Series 2014-GPP Class E, 4.017% 2/15/27 (h)(i)		2,823,000	2,810,253
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8188% 7/10/38 (i)		7,889,075	8,231,650
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0409% 8/10/43 (h)(i)		4,000,000	4,472,448
Class E, 4% 8/10/43 (h)		3,770,000	3,473,075
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2225% 12/10/43 (h)(i)		3,000,000	3,236,121
Series 2011-GC5:
Class C, 5.3067% 8/10/44 (h)(i)		9,000,000	10,212,705
Class D, 5.3067% 8/10/44 (h)(i)		4,000,000	4,332,108
Class E, 5.3067% 8/10/44 (h)(i)		4,049,000	3,890,429
Class F, 4.5% 8/10/44 (h)		4,500,000	3,732,750
Series 2012-GC6:
Class C, 5.6379% 1/10/45 (h)(i)		3,600,000	4,118,888
Class D, 5.6379% 1/10/45 (h)(i)		2,000,000	2,154,417
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (i)		6,500,000	7,449,738
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust: - continued
Series 2012-GCJ7:
Class D, 5.7228% 5/10/45 (h)(i)		$ 3,000,000	$ 3,236,777
Class E, 5% 5/10/45 (h)		6,920,000	6,567,582
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (h)(i)		2,000,000	2,034,458
Series 2013-GC16:
Class D, 5.323% 11/10/46 (h)(i)		3,750,000	3,865,215
Class F, 3.5% 11/10/46 (h)		7,303,000	5,728,145
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4108% 7/15/29 (h)(i)		7,241,000	7,061,677
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (h)(i)		5,000,000	5,135,126
Invitation Homes Trust floater Series 2013-SFR1 Class E, 2.9% 12/17/30 (h)(i)		1,500,000	1,449,049
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6564% 1/12/37 (h)(i)		1,000,000	1,010,226
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(i)		3,000,000	3,692,982
Class D, 7.4453% 12/5/27 (h)(i)		9,550,000	11,622,579
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,565,786
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (h)(i)		4,500,000	5,237,060
Class XB, 0.9305% 8/5/32 (h)(i)(j)		32,655,000	1,276,494
Series 2012-CBX:
Class C, 5.2402% 6/15/45 (i)		4,530,000	5,054,817
Class F, 4% 6/15/45 (h)		5,000,000	4,467,280
Class G 4% 6/15/45 (h)		4,044,000	3,127,588
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-JWMZ Class M, 6.1665% 4/15/18 (h)(i)		2,137,531	2,138,672
Series 2013-JWRZ Class E, 3.9065% 4/15/30 (h)(i)		3,400,000	3,403,125
Series 2014-FBLU Class E, 3.661% 12/15/28 (h)(i)		2,000,000	1,997,176
Series 2014-INN:
Class E, 3.767% 6/15/29 (h)(i)		9,607,000	9,619,998
Class F, 4.167% 6/15/29 (h)(i)		9,618,000	9,650,518
Series 2005-LDP5 Class AJ, 5.3574% 12/15/44 (i)		3,470,000	3,561,233
Series 2011-C4 Class F, 3.873% 7/15/46 (h)		1,400,000	1,296,056
Series 2011-C5 Class C, 5.3229% 8/15/46 (h)(i)		6,525,375	7,405,289
Series 2013-LC11 Class D, 4.2405% 4/15/46 (i)		3,750,000	3,668,904
Series 2014-DSTY Class E, 3.8046% 6/10/27 (h)(i)		2,525,000	2,358,597
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (h)		$ 1,090,120	$ 1,010,366
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,666,611
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		8,000,000	8,196,712
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,162,879
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,007,876
Series 2006-C4:
Class A4, 5.8331% 6/15/38 (i)		4,785,122	5,013,588
Class AJ, 5.8531% 6/15/38 (i)		7,005,000	7,288,268
Class AM, 5.8531% 6/15/38 (i)		6,700,000	7,097,712
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.3544% 6/25/43 (h)(i)		4,699,000	4,763,974
Series 2014-2:
Class D, 5.1491% 1/20/41 (h)(i)		3,000,000	2,914,728
Class E, 5.1491% 1/20/41 (h)(i)		4,800,000	4,106,578
Mach One Trust LLC Series 2004-1A Class H, 6.2229% 5/28/40 (h)(i)		2,840,000	2,868,400
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	553,206
Class G, 4.384% 7/12/37	CAD	355,000	275,440
Class H, 4.384% 7/12/37	CAD	236,000	182,343
Class J, 4.384% 7/12/37	CAD	355,000	273,145
Class K, 4.384% 7/12/37	CAD	355,000	272,013
Class L, 4.384% 7/12/37	CAD	236,000	180,085
Class M, 4.384% 7/12/37	CAD	995,000	739,350
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6771% 5/12/39 (i)		1,200,000	1,258,271
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		11,995	11,965
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		3,101	3,101
Series 2004-C1 Class IO, 8.9377% 1/15/37 (h)(i)(j)		391,202	11,267
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6617% 11/15/45 (h)(i)		2,000,000	2,110,712
Series 2013-C12 Class D, 4.7686% 10/15/46 (h)(i)		3,250,000	3,227,257
Series 2013-C13 Class D, 4.8954% 11/15/46 (h)(i)		3,100,000	3,094,200
Series 2013-C7 Class E, 4.3017% 2/15/46 (h)(i)		1,000,000	891,623
Series 2013-C9 Class D, 4.1589% 5/15/46 (h)(i)		5,000,000	4,858,790
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,727,916
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2012-C4 Class E, 5.525% 3/15/45 (h)(i)		$ 5,630,000	$ 6,061,083
Series 1997-RR Class F, 7.4345% 4/30/39 (h)(i)		846,456	848,572
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,640,173	2,591,026
Series 2005-HQ5 Class B, 5.272% 1/14/42		168,455	168,480
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,527,518
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,990,373
Series 2011-C1 Class C, 5.2512% 9/15/47 (h)(i)		4,000,000	4,506,092
Series 2011-C2:
Class D, 5.304% 6/15/44 (h)(i)		4,610,000	5,098,503
Class E, 5.304% 6/15/44 (h)(i)		9,600,000	10,320,413
Class F, 5.304% 6/15/44 (h)(i)		4,440,000	4,337,662
Class XB, 0.4589% 6/15/44 (h)(i)(j)		63,708,222	1,794,278
Series 2011-C3:
Class C, 5.1828% 7/15/49 (h)(i)		2,000,000	2,222,734
Class D, 5.1828% 7/15/49 (h)(i)		7,400,000	8,084,567
Series 2012-C4 Class D, 5.525% 3/15/45 (h)(i)		6,310,000	7,011,571
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		4,404,349	5,716,845
RBSCF Trust Series 2010-MB1 Class D, 5.1367% 4/15/24 (h)(i)		9,049,000	9,071,224
SCG Trust Series 2013-SRP1 Class D, 3.4999% 11/15/26 (h)(i)		1,000,000	978,494
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5597% 8/15/39 (i)		2,080,000	2,131,393
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	11,110,115
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5426% 5/10/45 (h)(i)		3,235,000	3,457,073
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		2,249,994	2,234,095
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8876% 1/10/45 (h)(i)		3,000,000	3,603,720
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	3,011,345
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C11:
Class D, 5.1384% 1/15/41 (i)		5,177,000	5,290,252
Class E, 5.1884% 1/15/41 (i)		3,785,000	3,878,998
Series 2004-C12 Class D, 5.4173% 7/15/41 (i)		928,145	929,070
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7778% 10/15/45 (h)(i)		9,999,000	10,284,931
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (h)		$ 4,000,000	$ 3,338,000
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,482,287
Class D, 5.5496% 3/15/44 (h)(i)		1,000,000	1,099,016
Class E, 5% 3/15/44 (h)		3,000,000	2,846,802
Series 2011-C5:
Class F, 5.25% 11/15/44 (h)(i)		3,000,000	2,840,313
Class G, 5.25% 11/15/44 (h)(i)		2,000,000	1,774,200
Series 2012-C10 Class E, 4.4581% 12/15/45 (h)(i)		4,090,000	3,621,032
Series 2012-C7:
Class D, 4.8452% 6/15/45 (h)(i)		2,380,000	2,565,326
Class F, 4.5% 6/15/45 (h)		2,000,000	1,783,920
Series 2013-C11:
Class D, 4.1819% 3/15/45 (h)(i)		5,830,000	5,729,485
Class E, 4.1819% 3/15/45 (h)(i)		4,780,000	4,152,807
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)		4,000,000	3,884,716
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $538,972,148)			596,095,462
Bank Loan Obligations - 7.9%

CONSUMER DISCRETIONARY - 2.7%
Hotels, Restaurants & Leisure - 2.0%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		13,305,302	12,689,931
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (i)		9,243,550	8,527,175
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (i)		4,067,130	4,041,914
Cooper Hotel Group 12% 11/6/17		13,243,994	13,906,193
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)		2,150,000	2,144,625
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)		26,674,479	26,407,734
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (i)		14,265,248	14,158,258
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (i)		$ 8,156,115	$ 8,023,578
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (i)		2,278,550	2,278,550
			92,177,958
Media - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)		8,295,000	8,149,838
Multiline Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		15,463,647	15,289,681
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (i)		6,245,355	6,182,902
TOTAL CONSUMER DISCRETIONARY			121,800,379
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 2LN, term loan 4.75% 3/21/19 (i)		5,123,347	5,104,134
Tranche B 3LN, term loan 4% 8/25/19 (i)		8,485,000	8,431,969
			13,536,103
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,184,245	7,166,285
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,440,575
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (i)		4,260,000	4,270,650
			19,877,510
FINANCIALS - 2.1%
Diversified Financial Services - 0.4%
Blackstone 9.98% 10/1/17		17,089,815	17,089,815
Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (i)		10,878,128	10,592,577
Real Estate Management & Development - 1.0%
CityCenter 8.74% 7/10/15 (i)		3,307,347	3,307,347
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		$ 422,724	$ 415,326
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)		44,245,717	43,582,031
			47,304,704
Thrifts & Mortgage Finance - 0.5%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		25,099,143	23,373,577
TOTAL FINANCIALS			98,360,673
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (i)		2,090,052	2,090,052
Tranche E, term loan 3.4856% 1/25/17 (i)		784,162	780,242
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (i)		14,550,000	14,604,563
Skilled Healthcare Group, Inc. term loan 7.1398% 4/9/16 (i)		6,992,760	6,975,278
			24,450,135
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (i)		3,970,000	3,865,788
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (i)		9,975,000	9,987,968
			13,853,756
Construction & Engineering - 0.3%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (i)		11,424,965	11,424,965
TOTAL INDUSTRIALS			25,278,721
Bank Loan Obligations - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (i)		$ 9,075,185	$ 8,919,001
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (i)		13,925,025	13,698,743
			22,617,744
UTILITIES - 0.8%
Electric Utilities - 0.6%
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (i)		1,507,839	1,485,221
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		7,343,443	7,150,678
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (i)		4,698,016	4,674,526
Tranche C, term loan 4.25% 12/31/19 (i)		1,143,014	1,137,299
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (i)		3,380,107	3,337,856
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		6,102,475	5,980,425
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (i)		2,770,000	2,756,150
			26,522,155
Independent Power Producers & Renewable Electricity Producers - 0.2%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		1,980,000	1,960,200
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		9,854,950	8,968,004
			10,928,204
TOTAL UTILITIES			37,450,359
TOTAL BANK LOAN OBLIGATIONS (Cost $368,439,360)			363,371,624
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)(i)		1,220,000	562,786
Preferred Securities - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)(i)		$ 500,000	$ 250
TOTAL PREFERRED SECURITIES (Cost $1,297,768)			563,036
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	332,799,976	332,799,976
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,611,700	2,611,700
TOTAL MONEY MARKET FUNDS (Cost $335,411,676)		335,411,676
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,221,908,265)		4,600,696,376
NET OTHER ASSETS (LIABILITIES) - 0.2%		8,136,127
NET ASSETS - 100%		$ 4,608,832,503
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $701,223,927 or 15.2% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,228,086 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 66,085
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.4514% 12/25/42	3/25/03	$ 94,332
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$ 4,244,623
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 187,992
Fidelity Securities Lending Cash Central Fund	17,947
Total	$ 205,939
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 98,809,206	$ 6,057,602	$ -	$ 2,810,446	$ 133,937,344
Arbor Realty Trust, Inc.	21,697,653	-	-	797,934	21,329,376
Arbor Realty Trust, Inc. 7.375%	8,162,637	2,420,000	-	396,964	10,790,961
Arbor Realty Trust, Inc. Series A, 8.25%	4,727,225	-	-	194,998	4,765,043
Arbor Realty Trust, Inc. Series B, 7.75%	5,882,400	-	-	232,500	5,891,760
Arbor Realty Trust, Inc. Series C, 8.50%	2,525,000	-	-	106,250	2,557,000
Total	$ 141,804,121	$ 8,477,602	$ -	$ 4,539,092	$ 179,271,484
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,687,755	$ 8,513,126	$ -	$ 7,174,629
Financials	2,259,500,569	2,211,834,850	47,665,695	24
Corporate Bonds	926,557,308	-	926,080,975	476,333
Asset-Backed Securities	92,890,592	-	87,022,531	5,868,061
Collateralized Mortgage Obligations	10,618,354	-	9,889,992	728,362
Commercial Mortgage Securities	596,095,462	-	593,619,880	2,475,582
Bank Loan Obligations	363,371,624	-	343,598,133	19,773,491
Preferred Securities	563,036	-	-	563,036
Money Market Funds	335,411,676	335,411,676	-	-
Total Investments in Securities:	$ 4,600,696,376	$ 2,555,759,652	$ 2,007,877,206	$ 37,059,518
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 47,410,682
Net Realized Gain (Loss) on Investment Securities	5,619
Net Unrealized Gain (Loss) on Investment Securities	43,346
Cost of Purchases	1,642,050
Proceeds of Sales	(12,359,953)
Amortization/Accretion	(67,192)
Transfers into Level 3	646,428
Transfers out of Level 3	(17,547,489)
Ending Balance	$ 19,773,491
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 43,346
Other Investments in Securities
Beginning Balance	$ 31,191,916
Net Realized Gain (Loss) on Investment Securities	(4,434,429)
Net Unrealized Gain (Loss) on Investment Securities	5,983,766
Cost of Purchases	99,942
Proceeds of Sales	(8,014,428)
Amortization/Accretion	290,537
Transfers into Level 3	-
Transfers out of Level 3	(7,831,277)
Ending Balance	$ 17,286,027
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ (8,454)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.2%
AAA,AA,A	3.4%
BBB	10.4%
BB	9.2%
B	10.8%
CCC,CC,C	1.0%
D	0.0%
Not Rated	8.1%
Equities	49.4%
Short-Term Investments and Net Other Assets	7.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015

Assets
Investment in securities, at value (including securities loaned of $2,539,082) - See accompanying schedule: Unaffiliated issuers (cost $3,757,112,385)	$ 4,086,013,216
Fidelity Central Funds (cost $335,411,676)	335,411,676
Other affiliated issuers (cost $129,384,204)	179,271,484
Total Investments (cost $4,221,908,265)		$ 4,600,696,376
Cash		6,827,434
Receivable for investments sold		2,213,717
Receivable for fund shares sold		9,253,135
Dividends receivable		3,116,137
Interest receivable		18,078,147
Distributions receivable from Fidelity Central Funds		45,283
Prepaid expenses		6,183
Other receivables		12,064
Total assets		4,640,248,476

Liabilities
Payable for investments purchased
Regular delivery	$ 16,805,792
Delayed delivery	1,500,000
Payable for fund shares redeemed	7,056,868
Accrued management fee	2,089,026
Distribution and service plan fees payable	349,293
Other affiliated payables	902,571
Other payables and accrued expenses	100,723
Collateral on securities loaned, at value	2,611,700
Total liabilities		31,415,973

Net Assets		$ 4,608,832,503
Net Assets consist of:
Paid in capital		$ 4,230,459,716
Distributions in excess of net investment income		(10,180,473)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,765,860
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		378,787,400
Net Assets		$ 4,608,832,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($499,748,521 ÷ 42,064,773 shares)	$ 11.88

Maximum offering price per share (100/96.00 of $11.88)	$ 12.37
Class T: Net Asset Value and redemption price per share ($57,277,616 ÷ 4,818,760 shares)	$ 11.89

Maximum offering price per share (100/96.00 of $11.89)	$ 12.39
Class C: Net Asset Value and offering price per share ($288,753,543 ÷ 24,485,200 shares)A	$ 11.79

Real Estate Income: Net Asset Value, offering price and redemption price per share ($2,777,817,321 ÷ 232,782,836 shares)	$ 11.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($985,235,502 ÷ 82,776,312 shares)	$ 11.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2015

Investment Income
Dividends (including $4,539,092 earned from other affiliated issuers)		$ 64,172,176
Interest		56,773,494
Income from Fidelity Central Funds		205,939
Total income		121,151,609

Expenses
Management fee	$ 11,904,033
Transfer agent fees	4,675,064
Distribution and service plan fees	1,959,164
Accounting and security lending fees	670,766
Custodian fees and expenses	32,928
Independent trustees' compensation	8,930
Registration fees	109,947
Audit	84,607
Legal	7,554
Miscellaneous	12,438
Total expenses before reductions	19,465,431
Expense reductions	(25,516)	19,439,915
Net investment income (loss)		101,711,694
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,266,988
Foreign currency transactions	8,566
Total net realized gain (loss)		24,275,554
Change in net unrealized appreciation (depreciation) on: Investment securities	109,899,284
Assets and liabilities in foreign currencies	(24,247)
Total change in net unrealized appreciation (depreciation)		109,875,037
Net gain (loss)		134,150,591
Net increase (decrease) in net assets resulting from operations		$ 235,862,285

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,711,694	$ 170,741,524
Net realized gain (loss)	24,275,554	105,884,376
Change in net unrealized appreciation (depreciation)	109,875,037	30,348,946
Net increase (decrease) in net assets resulting from operations	235,862,285	306,974,846
Distributions to shareholders from net investment income	(146,546,341)	(172,155,251)
Distributions to shareholders from net realized gain	(75,677,557)	(78,297,244)
Total distributions	(222,223,898)	(250,452,495)
Share transactions - net increase (decrease)	421,078,266	(6,051,637)
Redemption fees	139,170	438,384
Total increase (decrease) in net assets	434,855,823	50,909,098

Net Assets
Beginning of period	4,173,976,680	4,123,067,582
End of period (including distributions in excess of net investment income of $10,180,473 and undistributed net investment income of $34,654,174, respectively)	$ 4,608,832,503	$ 4,173,976,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.67	$ 11.26	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.49	.54	.52	.53	.18
Net realized and unrealized gain (loss)	.35	.44	.60	.61	.76	(.04)
Total from investment operations	.62	.93	1.14	1.13	1.29	.14
Distributions from net investment income	(.39)	(.50)	(.53)	(.51)	(.50)	(.15)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.60)	(.74)	(.73)	(.60) K	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.88	$ 11.86	$ 11.67	$ 11.26	$ 10.73	$ 9.94
Total ReturnB, C, D	5.41%	8.49%	10.45%	11.24%	13.27%	1.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04%A	1.06%	1.08%	1.12%	1.13%	1.09%A
Expenses net of fee waivers, if any	1.04%A	1.05%	1.08%	1.12%	1.13%	1.09%A
Expenses net of all reductions	1.04%A	1.05%	1.07%	1.11%	1.12%	1.09%A
Net investment income (loss)	4.56%A	4.28%	4.62%	4.89%	5.00%	6.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 499,749	$ 442,271	$ 378,269	$ 137,352	$ 60,283	$ 3,830
Portfolio turnover rateG	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.60 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.67	$ 11.26	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.27	.49	.54	.52	.52	.17
Net realized and unrealized gain (loss)	.36	.43	.60	.62	.76	(.03)
Total from investment operations	.63	.92	1.14	1.14	1.28	.14
Distributions from net investment income	(.39)	(.50)	(.53)	(.50)	(.50)	(.15)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.60)	(.73) K	(.73)	(.60)	(.50)	(.15)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.89	$ 11.86	$ 11.67	$ 11.26	$ 10.72	$ 9.94
Total ReturnB, C, D	5.49%	8.44%	10.42%	11.33%	13.11%	1.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%A	1.08%	1.08%	1.11%	1.16%	1.17%A
Expenses net of fee waivers, if any	1.07%A	1.08%	1.08%	1.11%	1.16%	1.17%A
Expenses net of all reductions	1.07%A	1.07%	1.08%	1.11%	1.16%	1.17%A
Net investment income (loss)	4.53%A	4.26%	4.61%	4.90%	4.96%	5.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,278	$ 48,164	$ 46,198	$ 26,143	$ 7,626	$ 862
Portfolio turnover rateG	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.73 per share is comprised of distributions from net investment income of $.496 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.59	$ 11.20	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.22	.40	.45	.44	.45	.15
Net realized and unrealized gain (loss)	.35	.43	.60	.62	.74	(.03)
Total from investment operations	.57	.83	1.05	1.06	1.19	.12
Distributions from net investment income	(.34)	(.42)	(.46)	(.43)	(.45)	(.14)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.55)	(.65) K	(.66)	(.53)	(.45)	(.14)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.79	$ 11.77	$ 11.59	$ 11.20	$ 10.67	$ 9.93
Total ReturnB, C, D	5.02%	7.66%	9.66%	10.49%	12.25%	1.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79%A	1.79%	1.81%	1.87%	1.89%	1.86%A
Expenses net of fee waivers, if any	1.79%A	1.79%	1.81%	1.87%	1.89%	1.86%A
Expenses net of all reductions	1.79%A	1.79%	1.81%	1.87%	1.89%	1.86%A
Net investment income (loss)	3.81%A	3.54%	3.88%	4.14%	4.23%	5.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 288,754	$ 246,306	$ 204,012	$ 52,780	$ 21,555	$ 836
Portfolio turnover rateG	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.417 and distributions from net realized gain of $.236 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.71	$ 11.29	$ 10.75	$ 9.95	$ 8.21
Income from Investment Operations
Net investment income (loss) D	.28	.52	.57	.54	.55	.53
Net realized and unrealized gain (loss)	.36	.44	.60	.62	.76	1.73
Total from investment operations	.64	.96	1.17	1.16	1.31	2.26
Distributions from net investment income	(.40)	(.53)	(.55)	(.52)	(.51)	(.52)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.62) I	(.76) J	(.75)	(.62)	(.51)	(.52)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.93	$ 11.91	$ 11.71	$ 11.29	$ 10.75	$ 9.95
Total ReturnB, C	5.51%	8.78%	10.71%	11.50%	13.41%	28.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.83%A	.83%	.84%	.90%	.92%	.97%
Expenses net of fee waivers, if any	.82%A	.83%	.84%	.89%	.92%	.96%
Expenses net of all reductions	.82%A	.83%	.84%	.89%	.92%	.96%
Net investment income (loss)	4.77%A	4.50%	4.85%	5.12%	5.21%	5.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,777,817	$ 2,627,382	$ 2,884,545	$ 2,252,149	$ 1,660,063	$ 1,030,393
Portfolio turnover rateF	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.62 per share is comprised of distributions from net investment income of $.404 and distributions from net realized gain of $.212 per share. J Total distributions of $.76 per share is comprised of distributions from net investment income of $.525 and distributions from net realized gain of $.236.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2015	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.69	$ 11.28	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.28	.52	.57	.55	.55	.19
Net realized and unrealized gain (loss)	.36	.44	.60	.62	.76	(.04)
Total from investment operations	.64	.96	1.17	1.17	1.31	.15
Distributions from net investment income	(.41)	(.53)	(.56)	(.53)	(.52)	(.15)
Distributions from net realized gain	(.21)	(.24)	(.20)	(.10)	-	-
Total distributions	(.62)	(.77)	(.76)	(.63)	(.52)	(.15)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.90	$ 11.88	$ 11.69	$ 11.28	$ 10.74	$ 9.95
Total ReturnB, C	5.57%	8.76%	10.72%	11.62%	13.44%	1.58%
Ratios to Average Net Assets E, H
Expenses before reductions	.78%A	.78%	.80%	.84%	.89%	.85%A
Expenses net of fee waivers, if any	.78%A	.78%	.80%	.84%	.89%	.85%A
Expenses net of all reductions	.78%A	.78%	.80%	.84%	.89%	.85%A
Net investment income (loss)	4.82%A	4.55%	4.89%	5.17%	5.24%	6.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 985,236	$ 809,854	$ 610,045	$ 217,435	$ 43,282	$ 2,930
Portfolio turnover rateF	17% A	29%	26%	27%	25%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period April 14, 2010 (commencement of sale of shares) to July 30, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 481,167,029
Gross unrealized depreciation	(103,467,625)
Net unrealized appreciation (depreciation) on securities	$ 377,699,404

Tax cost	$ 4,222,996,972

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $621,113,393 and $350,563,339, respectively.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 567,846	$ 16,744
Class T	-%	.25%	63,531	-
Class C	.75%	.25%	1,327,787	435,578
			$ 1,959,164	$ 452,322

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41,899
Class T	5,006
Class C*	23,532
$ 70,437

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 445,958.20
Class T	56,862.22
Class C	257,348.19
Real Estate Income	3,081,077.23
Institutional Class	833,819.18
	$ 4,675,064

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,158 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,919 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,947. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19,936 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,348.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Real Estate Income expenses during the period in the amount of $4,232.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 15,122,863	$ 16,638,771
Class T	1,684,419	1,842,576
Class C	7,818,920	7,530,932
Real Estate Income	90,298,969	117,401,887
Institutional Class	31,621,170	28,741,085
Total	$ 146,546,341	$ 172,155,251
From net realized gain
Class A	$ 7,958,841	$ 7,591,572
Class T	875,220	874,881
Class C	4,645,932	4,152,718
Real Estate Income	46,720,433	53,508,422
Institutional Class	15,477,131	12,169,651
Total	$ 75,677,557	$ 78,297,244

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	9,766,902	18,815,698	$ 114,976,560	$ 217,399,754
Reinvestment of distributions	1,788,200	1,805,230	20,829,273	20,178,624
Shares redeemed	(6,792,343)	(15,738,034)	(79,763,885)	(180,458,692)
Net increase (decrease)	4,762,759	4,882,894	$ 56,041,948	$ 57,119,686
Class T
Shares sold	969,612	1,270,924	$ 11,435,988	$ 14,645,845
Reinvestment of distributions	202,446	211,146	2,358,154	2,357,016
Shares redeemed	(413,416)	(1,380,258)	(4,866,406)	(15,703,373)
Net increase (decrease)	758,642	101,812	$ 8,927,736	$ 1,299,488
Class C
Shares sold	4,742,874	9,015,535	$ 55,448,980	$ 103,482,191
Reinvestment of distributions	904,783	813,525	10,466,010	9,012,478
Shares redeemed	(2,089,983)	(6,508,928)	(24,340,004)	(73,908,752)
Net increase (decrease)	3,557,674	3,320,132	$ 41,574,986	$ 38,585,917

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Real Estate Income
Shares sold	29,531,997	61,717,695	$ 349,603,525	$ 711,894,953
Reinvestment of distributions	10,349,604	13,609,464	121,038,299	152,306,330
Shares redeemed	(27,746,338)	(100,931,769)	(327,687,059)	(1,156,054,958)
Net increase (decrease)	12,135,263	(25,604,610)	$ 142,954,765	$ (291,853,675)
Institutional Class
Shares sold	23,582,339	40,192,476	$ 277,545,470	$ 465,679,843
Reinvestment of distributions	2,943,991	2,412,058	34,326,111	27,006,597
Shares redeemed	(11,915,809)	(26,626,486)	(140,292,750)	(303,889,493)
Net increase (decrease)	14,610,521	15,978,048	$ 171,578,831	$ 188,796,947

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2015, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2015 and for the year ended July 31, 2014, and the financial highlights for the six months ended January 31, 2015 and for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2015 and for the year ended July 31, 2014, and the financial highlights for the six months ended January 31, 2015 and for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 20, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

REI-USAN-0315
1.789734.111

Fidelity®

Series Real Estate Equity

Fund

Fidelity Series Real Estate Equity Fund

Class F

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Real Estate Equity Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Series Real Estate Equity	.76%
Actual		$ 1,000.00	$ 1,178.00	$ 4.17
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class F	.59%
Actual		$ 1,000.00	$ 1,178.30	$ 3.24
Hypothetical A		$ 1,000.00	$ 1,022.23	$ 3.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	12.3	12.5
Boston Properties, Inc.	5.8	5.8
HCP, Inc.	5.1	4.2
Essex Property Trust, Inc.	4.9	4.8
SL Green Realty Corp.	4.5	4.0
Digital Realty Trust, Inc.	3.8	3.7
Alexandria Real Estate Equities, Inc.	3.8	3.7
Federal Realty Investment Trust (SBI)	3.4	3.7
Extra Space Storage, Inc.	3.3	1.5
Public Storage	3.3	5.1
	50.2
Top Five REIT Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.2	16.8
REITs - Office Property	15.9	19.1
REITs - Regional Malls	15.6	15.9
REITs - Health Care	11.5	10.3
REITs - Shopping Centers	9.4	8.8
Asset Allocation (% of fund's net assets)
As of January 31, 2015	As of July 31, 2014
Stocks 98.6%	Stocks 98.9%
Short-Term Investments and Net Other Assets (Liabilities) 1.4%	Short-Term Investments and Net Other Assets (Liabilities) 1.1%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 96.4%
REITs - Apartments - 17.2%
American Campus Communities, Inc.	801,400	$ 35,229,544
AvalonBay Communities, Inc.	140,835	24,363,047
Equity Residential (SBI)	341,451	26,500,012
Essex Property Trust, Inc.	270,767	61,206,880
Post Properties, Inc.	464,651	28,227,548
UDR, Inc.	1,247,800	41,501,828
TOTAL REITS - APARTMENTS		217,028,859
REITs - Diversified - 8.0%
Cousins Properties, Inc.	1,340,090	14,794,594
Digital Realty Trust, Inc. (d)	658,100	48,001,814
Duke Realty LP	1,159,800	25,318,434
Vornado Realty Trust	116,300	12,844,172
TOTAL REITS - DIVERSIFIED		100,959,014
REITs - Health Care - 11.5%
HCP, Inc.	1,355,759	64,113,843
Health Care REIT, Inc.	206,649	16,934,886
Medical Properties Trust, Inc.	345,400	5,308,798
Sabra Health Care REIT, Inc.	210,800	6,893,160
Senior Housing Properties Trust (SBI)	868,800	20,234,352
Ventas, Inc.	405,437	32,357,927
TOTAL REITS - HEALTH CARE		145,842,966
REITs - Hotels - 6.3%
Ashford Hospitality Prime, Inc.	430,300	7,383,948
FelCor Lodging Trust, Inc.	2,455,949	24,584,049
Host Hotels & Resorts, Inc.	659,400	15,093,666
LaSalle Hotel Properties (SBI)	249,479	10,093,920
RLJ Lodging Trust	377,500	12,861,425
Sunstone Hotel Investors, Inc.	544,274	9,279,872
TOTAL REITS - HOTELS		79,296,880
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Manufactured Homes - 1.6%
Equity Lifestyle Properties, Inc.	35,448	$ 1,940,069
Sun Communities, Inc.	278,455	18,859,757
TOTAL REITS - MANUFACTURED HOMES		20,799,826
REITs - Office Property - 15.9%
Alexandria Real Estate Equities, Inc.	492,008	47,980,620
Boston Properties, Inc.	524,349	72,779,641
Gramercy Property Trust, Inc.	757,200	5,239,824
New York (REIT), Inc.	637,300	6,647,039
Piedmont Office Realty Trust, Inc. Class A (d)	542,481	10,594,654
SL Green Realty Corp.	453,332	57,119,832
TOTAL REITS - OFFICE PROPERTY		200,361,610
REITs - Regional Malls - 15.6%
Simon Property Group, Inc.	784,923	155,932,804
Tanger Factory Outlet Centers, Inc.	90,300	3,553,305
Taubman Centers, Inc.	466,622	38,239,673
TOTAL REITS - REGIONAL MALLS		197,725,782
REITs - Shopping Centers - 9.4%
Cedar Shopping Centers, Inc.	1,485,990	11,828,480
Excel Trust, Inc.	348,792	4,897,040
Federal Realty Investment Trust (SBI)	302,552	43,497,901
Kite Realty Group Trust	665,650	20,342,264
Ramco-Gershenson Properties Trust (SBI)	164,800	3,225,136
Urban Edge Properties	543,750	12,908,625
WP Glimcher, Inc.	1,248,411	22,071,906
TOTAL REITS - SHOPPING CENTERS		118,771,352
REITs - Single Tenant - 0.1%
Select Income (REIT)	28,000	696,360
REITs - Storage - 6.6%
Extra Space Storage, Inc.	633,100	41,784,600
Public Storage	207,687	41,711,857
TOTAL REITS - STORAGE		83,496,457
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Warehouse/Industrial - 4.2%
DCT Industrial Trust, Inc.	855,175	$ 32,291,408
Prologis, Inc.	294,706	13,303,029
Terreno Realty Corp.	337,300	7,690,440
TOTAL REITS - WAREHOUSE/INDUSTRIAL		53,284,877
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,218,263,983
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
Real Estate Operating Companies - 2.2%
Forest City Enterprises, Inc. Class A (a)	1,123,142	27,516,979
TOTAL COMMON STOCKS (Cost $928,665,229)		1,245,780,962
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.13% (b)	18,351,127	18,351,127
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	6,153,450	6,153,450
TOTAL MONEY MARKET FUNDS (Cost $24,504,577)		24,504,577
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $953,169,806)		1,270,285,539
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(7,062,618)
NET ASSETS - 100%	$ 1,263,222,921
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,923
Fidelity Securities Lending Cash Central Fund	50,001
Total	$ 56,924
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,932,129) - See accompanying schedule: Unaffiliated issuers (cost $928,665,229)	$ 1,245,780,962
Fidelity Central Funds (cost $24,504,577)	24,504,577
Total Investments (cost $953,169,806)		$ 1,270,285,539
Receivable for investments sold		7,779,909
Receivable for fund shares sold		781,653
Dividends receivable		815,787
Distributions receivable from Fidelity Central Funds		3,983
Prepaid expenses		2,273
Other receivables		31,269
Total assets		1,279,700,413

Liabilities
Payable for investments purchased	$ 9,188,308
Payable for fund shares redeemed	373,224
Accrued management fee	602,250
Other affiliated payables	123,008
Other payables and accrued expenses	37,252
Collateral on securities loaned, at value	6,153,450
Total liabilities		16,477,492

Net Assets		$ 1,263,222,921
Net Assets consist of:
Paid in capital		$ 892,815,935
Distributions in excess of net investment income		(2,485,767)
Accumulated undistributed net realized gain (loss) on investments		55,777,020
Net unrealized appreciation (depreciation) on investments		317,115,733
Net Assets		$ 1,263,222,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Series Real Estate Equity: Net Asset Value, offering price and redemption price per share ($594,191,113 ÷ 39,047,167 shares)	$ 15.22

Class F: Net Asset Value, offering price and redemption price per share ($669,031,808 ÷ 43,958,371 shares)	$ 15.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 15,795,591
Income from Fidelity Central Funds		56,924
Total income		15,852,515

Expenses
Management fee	$ 3,557,875
Transfer agent fees	513,996
Accounting and security lending fees	210,636
Custodian fees and expenses	16,646
Independent trustees' compensation	2,685
Audit	24,196
Legal	2,250
Interest	3,448
Miscellaneous	3,496
Total expenses before reductions	4,335,228
Expense reductions	(67,882)	4,267,346
Net investment income (loss)		11,585,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		77,700,454
Change in net unrealized appreciation (depreciation) on investment securities		128,466,437
Net gain (loss)		206,166,891
Net increase (decrease) in net assets resulting from operations		$ 217,752,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,585,169	$ 21,695,094
Net realized gain (loss)	77,700,454	51,455,849
Change in net unrealized appreciation (depreciation)	128,466,437	71,304,807
Net increase (decrease) in net assets resulting from operations	217,752,060	144,455,750
Distributions to shareholders from net investment income	(18,604,262)	(19,187,861)
Distributions to shareholders from net realized gain	(71,866,191)	(29,660,377)
Total distributions	(90,470,453)	(48,848,238)
Share transactions - net increase (decrease)	(108,861,124)	124,245,341
Total increase (decrease) in net assets	18,420,483	219,852,853

Net Assets
Beginning of period	1,244,802,438	1,024,949,585
End of period (including distributions in excess of net investment income of $2,485,767 and undistributed net investment income of $4,533,236, respectively)	$ 1,263,222,921	$ 1,244,802,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Real Estate Equity

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 12.87	$ 12.39	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.23	.18	.11
Net realized and unrealized gain (loss)	2.23	1.31	.78	2.38
Total from investment operations	2.35	1.54	.96	2.49
Distributions from net investment income	(.19)	(.21)	(.17)	(.08)
Distributions from net realized gain	(.79)	(.35)	(.31)	(.02)
Total distributions	(.98)	(.56)	(.48)	(.10)
Net asset value, end of period	$ 15.22	$ 13.85	$ 12.87	$ 12.39
Total ReturnB, C	17.80%	12.72%	8.06%	25.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.76%A	.77%	.79%	.81%A
Expenses net of fee waivers, if any	.76%A	.77%	.79%	.81%A
Expenses net of all reductions	.75%A	.76%	.78%	.81%A
Net investment income (loss)	1.70%A	1.84%	1.44%	1.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 594,191	$ 598,298	$ 531,188	$ 475,392
Portfolio turnover rateF	56% A	69%	48%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 12.87	$ 12.39	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.26	.21	.13
Net realized and unrealized gain (loss)	2.23	1.31	.78	2.37
Total from investment operations	2.36	1.57	.99	2.50
Distributions from net investment income	(.21)	(.23)	(.20)	(.09)
Distributions from net realized gain	(.79)	(.35)	(.31)	(.02)
Total distributions	(1.00)	(.58)	(.51)	(.11)
Net asset value, end of period	$ 15.22	$ 13.86	$ 12.87	$ 12.39
Total ReturnB, C	17.83%	13.01%	8.27%	25.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.59%A	.59%	.60%	.61%A
Expenses net of fee waivers, if any	.59%A	.59%	.60%	.61%A
Expenses net of all reductions	.58%A	.59%	.59%	.61%A
Net investment income (loss)	1.87%A	2.02%	1.63%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 669,032	$ 646,504	$ 493,761	$ 323,523
Portfolio turnover rateF	56% A	69%	48%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to July 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series Real Estate Equity Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Series Real Estate Equity and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 318,563,395
Gross unrealized depreciation	(1,866,237)
Net unrealized appreciation (depreciation) on securities	$ 316,697,158

Tax cost	$ 953,588,381

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, than short-term securities, aggregated $354,333,047 and $534,423,620, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser ,is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Real Estate Equity. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Real Estate Equity	$ 513,996.17

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,608 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 30,168,667.34%		$ 3,448

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $877 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,001. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $67,848 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $15.

In addition, the investment adviser reimbursed certain Series Real Estate Equity expenses during the period in the amount of $19.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Series Real Estate Equity	$ 8,414,671	$ 9,282,647
Class F	10,189,591	9,905,214
Total	$ 18,604,262	$ 19,187,861
From net realized gain
Series Real Estate Equity	$ 34,110,116	$ 14,856,526
Class F	37,756,075	14,803,851
Total	$ 71,866,191	$ 29,660,377

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Series Real Estate Equity
Shares sold	1,450,273	12,135,298	$ 20,219,421	$ 155,920,114
Reinvestment of distributions	3,067,076	2,036,221	42,524,787	24,139,173
Shares redeemed	(8,666,963)	(12,260,138)	(126,753,591)	(160,457,152)
Net increase (decrease)	(4,149,614)	1,911,381	$ (64,009,383)	$ 19,602,135
Class F
Shares sold	3,606,688	17,886,060	$ 50,134,037	$ 232,091,231
Reinvestment of distributions	3,454,806	2,085,724	47,945,666	24,709,065
Shares redeemed	(9,763,640)	(11,669,575)	(142,931,444)	(152,157,090)
Net increase (decrease)	(2,702,146)	8,302,209	$ (44,851,741)	$ 104,643,206

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SLE-SANN-0315
1.930456.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2015